    As filed with the Securities and Exchange Commission on March 24, 1997

                          Registration No. 33-10472
--------------------------------------------------------------------------------
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                 ----------
                                  FORM N-1A
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (X)
                                                                -----
                Pre-Effective Amendment No.           ( )
                                            -----    -----

                Post-Effective Amendment No. 17       (X)
                                            -----    -----

                                     and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940

                              Amendment No. 17                   (X)
                                           -----                -----

                       (Check appropriate box or boxes)

                        LONGLEAF PARTNERS FUNDS TRUST

                     LONGLEAF PARTNERS FUND (SERIES ONE)
                LONGLEAF PARTNERS SMALL CAP FUND (SERIES TWO)
                       (offered in a single Prospectus)

                 LONGLEAF PARTNERS REALTY FUND (SERIES THREE)
                      (offered in a separate Prospectus)

             (Exact name of registrant as specified in charter)
             --------------------------------------------------
                   c/o Southeastern Asset Management, Inc.
                        6075 Poplar Avenue; Suite 900
                              Memphis, TN 38119
                  (Address of principal executive offices)
                  ----------------------------------------
     Registrant's Telephone Number, Including Area Code - (901) 761-2474

    CHARLES D. REAVES, ESQ.                                                  Copy to:
    Executive Vice President                                                 ALAN ROSENBLAT, ESQ.
    Longleaf Partners Funds Trust                                            Dechert Price & Rhoads
    c/o Southeastern Asset Mgmt., Inc.                                       1500 K Street, N.W.
    6075 Poplar Ave., Ste. 900                                               Washington, D.C. 20005
    Memphis, TN 38119

                    (Name and address of agent for service)
                    ---------------------------------------


Rule 485(b). Post-Effective Amendment No. 17 is being filed under subparagraphs (1)(iii) and (iv) of Rule 485(b) to incorporate audited financial statements for the fiscal year ended December 31, 1996, and other current financial information, and under subparagraph (1)(vii) to make certain other non-material changes in the language contained in the Prospectus and Statement of Additional Information.

Effective Date. Pursuant to Rule 485(b), this Post-Effective Amendment No. 17 shall be effective on March 24, 1997, the date of filing.

                      DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of shares of beneficial interest is being registered under the Securities Act of 1933. The $500 filing fee required by said Rule has been paid. The Notice required by Rule 24f-2(b)(1) under the Investment Company Act of 1940 with respect to the fiscal year ended December 31, 1996, was filed with the Securities & Exchange Commission on February 7, 1997, together with a registration fee for net sales for the period.

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


                                  __________

                            LONGLEAF PARTNERS FUND
                       LONGLEAF PARTNERS SMALL-CAP FUND
                       FORM N-1A CROSS REFERENCE SHEET

            PART A - ITEM NUMBER                                             PROSPECTUS CAPTION

    1.      Cover Page                                                       Front Cover Page

    2.      Synopsis                                                         Front Cover Page

    3.      Condensed Financial                                              "Condensed
            Information                                                      Financial Information"

    4.      General Description of                                           Front Cover Page;
            Registrant                                                       Information on Investment
                                                                               Management

    5.      Management of the Fund                                           Types of Investments
                                                                             Investment Techniques
                                                                             Investment Risk Factors
                                                                             Diversification and
                                                                             Portfolio Turnover
                                                                             Information on Management
                                                                               and Administration

    6.      Capital Stock and Other                                          Massachusetts Business
            Securities                                                         Trust Provisions
                                                                             Distributions and Taxes

    7.      Purchase of Securities                                           How to Open an Account
              Being Offered                                                  How to Purchase Shares

    8.      Redemption or Repurchase                                         How to Redeem Shares

    9.      Legal Proceedings                                                Not Applicable


LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


                                                                             STATEMENT OF ADDITIONAL
            PART B - ITEM NUMBER                                               INFORMATION CAPTION

    10.     Cover Page                                                       Cover Page
    11.     Table of Contents                                                  Table of Contents; Page 1
    12.     General Information                                              Contained in Prospectus on and
              and History                                                      Face Page and under
                                                                               Significance of Fund Names;
                                                                               Massachusetts Business Trust
                                                                               Provisions; In SAI under
                                                                               Management of the Fund.
    13.     Investment Objectives and                                        Additional Information About
              Policies                                                         Investment Restrictions and
                                                                               Policies; Additional
                                                                               Information About Investment
                                                                               Techniques
    14.     Management of the Fund                                           Management of the Fund

    15.     Control Persons and                                              Control Persons and Principal
              Principal Holders of                                             Holders of Securities
              Securities
    16.     Investment Advisory and                                          Investment Advisory Services;
              Other Services                                                 Other Management Related

    17.     Brokerage Allocation and                                         Brokerage Allocation
              Other Practices

    18.     Capital Stock and Other                                          Contained in Prospectus under
              Securities                                                       caption "Massachusetts
                                                                               Business Trust Provisions"

    19.     Purchase, Redemption and                                         Contained in Prospectus
              Pricing of Securities                                            under caption "How to
                                                                               Purchase Shares"; "How to
                                                                               Redeem Shares", and
                                                                               "Computation of Net Asset
                                                                               Value".

    20.     Tax Status                                                         Contained in Prospectus
                                                                               under captions "Dividends
                                                                               and Taxes"; In SAI under
                                                                               caption "Additional Tax
                                                                               Information"
    21.     Underwriters                                                     None; not applicable

    22.     Calculation of Performance                                       Investment Performance and
              Data                                                             Total Return

    23.     Financial Statements                                             Financial Statements


LONGLEAF PARTNERS FUNDS TRUST

Post-Effective Amendment No. 17

                                  __________



                        LONGLEAF PARTNERS REALTY FUND
                       FORM N-1A CROSS REFERENCE SHEET

            PART A - ITEM NUMBER                                             PROSPECTUS CAPTION

    1.      Cover Page                                                       Front Cover Page

    2.      Synopsis                                                         Front Cover Page

    3.      Condensed Financial                                              Will be "Condensed
            Information                                                      Financial Information"

    4.      General Description of                                           Front Cover Page;
            Registrant                                                       Information on Investment
                                                                               Management

    5.      Management of the Fund                                           Types of Investments
                                                                             Investment Techniques
                                                                             Investment Risk Factors
                                                                             Diversification and
                                                                             Portfolio Turnover
                                                                             Information on Management
                                                                               and Administration

    6.      Capital Stock and Other                                          Massachusetts Business
            Securities                                                         Trust Provisions
                                                                             Distributions and Taxes

    7.      Purchase of Securities                                           How to Open an Account
              Being Offered                                                  How to Purchase Shares

    8.      Redemption or Repurchase                                         How to Redeem Shares

    9.      Legal Proceedings                                                Not Applicable


LONGLEAF PARTNERS FUNDS TRUST
Post-Effective Amendment No. 17


                                                                             STATEMENT OF ADDITIONAL
            PART B - ITEM NUMBER                                               INFORMATION CAPTION

    10.     Cover Page                                                       Cover Page
    11.     Table of Contents                                                  Table of Contents; Page 1
    12.     General Information                                              Contained in Prospectus on and
              and History                                                      Face Page and under
                                                                               Significance of Fund Names;
                                                                               Massachusetts Business Trust
                                                                               Provisions; In SAI under
                                                                               Management of the Fund.
    13.     Investment Objectives and                                        Additional Information About
              Policies                                                         Investment Restrictions and
                                                                               Policies; Additional
                                                                               Information About Investment
                                                                               Techniques
    14.     Management of the Fund                                           Management of the Fund

    15.     Control Persons and                                              Control Persons and Principal
              Principal Holders of                                             Holders of Securities
              Securities
    16.     Investment Advisory and                                          Investment Advisory Services;
              Other Services                                                 Other Management Related

    17.     Brokerage Allocation and                                         Brokerage Allocation
              Other Practices

    18.     Capital Stock and Other                                          Contained in Prospectus under
              Securities                                                       caption "Massachusetts"

    19.     Purchase, Redemption and                                         Contained in Prospectus
              Pricing of Securities                                            under caption "How to
                                                                               Purchase Shares"; "How to
                                                                               Redeem Shares", and
                                                                               "Computation of Net Asset
                                                                               Value".

    20.     Tax Status                                                         Contained in Prospectus
                                                                               under captions "Dividends
                                                                               and Taxes"; In SAI under
                                                                               caption "Additional Tax
                                                                               Information"
    21.     Underwriters                                                     None; not applicable

    22.     Calculation of Performance                                       Investment Performance and
              Data                                                             Total Return

    23.     Financial Statements                                             To be incorporated in SAI


                         LONGLEAF PARTNERS FUNDS TRUST
                         =============================
                         LONGLEAF PARTNERS REALTY FUND

                                     PART A

                     INFORMATION REQUIRED IN THE PROSPECTUS

                             LONGLEAF PARTNERS FUND

                        LONGLEAF PARTNERS SMALL-CAP FUND

                                   Series of

                         LONGLEAF PARTNERS FUNDS TRUST

                               Investment Counsel

                      SOUTHEASTERN ASSET MANAGEMENT, INC.
                          6075 Poplar Ave., Suite 900
                               Memphis, TN 38119

                         (800) 445-9469 (901) 761-2474

LOGO Longleaf Partners Fund and Longleaf Partners Small-Cap Fund are series of Longleaf Partners Funds Trust, a Massachusetts business trust. Each Fund seeks to achieve its investment objective of long-term capital growth through investment in equity securities of a limited number of companies believed by the Investment Counsel to have unrecognized intrinsic value. The Funds' portfolios include securities of companies located throughout the U.S. and a limited number of foreign securities. Current income is not an objective. The Funds are no-load, open-end diversified management investment companies.

LONGLEAF PARTNERS FUND seeks long-term capital growth through investment primarily in securities of companies having a market capitalization greater than $500 million, most of which are listed on the major stock exchanges.

LONGLEAF PARTNERS SMALL-CAP FUND seeks long-term capital growth primarily through investment in securities of companies having a market capitalization of $1 billion or less, some of which may be traded in the "over the counter" market.

The Funds' objectives are suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in share values. The Funds are not intended for investors seeking short-term price appreciation or for "market timers."

The minimum initial investment is $10,000 and shares may be purchased directly from the Funds without payment of any sales charges. There are no "12b-1"

fees or redemption fees. Purchases may also be made through an authorized brokerage firm, which may charge a transaction fee.

The Prospectus sets forth concisely the information that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. More detailed disclosure is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available upon request without charge by telephoning or writing the Fund Administrator, at the address shown above. The Statement of Additional Information, dated the date of this Prospectus, is incorporated herein by reference.

Shareholder inquiries about account status and redemption procedures should be directed to the transfer agent by calling (800) 488-4191. Inquiries about other Fund operations may be directed to Southeastern Asset Management, Inc. by calling (901) 761-2474.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN SUCH SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

                 The date of this Prospectus is March 24, 1997
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Expenses                     2
Financial Highlights         3

INFORMATION ON INVESTMENT
MANAGEMENT
Investment Counsel           4
Investment Objective         4
Investment Philosophy        4
Intrinsic Value              4
Types of Equity Investments  5
Cash Reserves                6
Options on Securities
and Stock Indices            6
Risks of Investment          7
Portfolio Turnover           7
Investment Restrictions      7

MANAGEMENT AND
  ADMINISTRATION
Portfolio Managers           7
Trustees and Officers        7
Investment Counsel Fees      9
Fund Administrator           9

HOW TO OPEN AN ACCOUNT
  Regular Accounts           10
  Individual Retirement
    Accounts                 10

HOW TO PURCHASE SHARES
 By Mail                     10
 By Automatic Monthly
   Investment                10
 By Wire                     10
 Certificates                11
 Telephone Subscriptions
   by Broker/Dealers         11

How to Redeem Shares
  Procedures                 11
  Price & Fees               12
  By Mail                    12
  By Telephone               12
  Signature Guarantee        12

OTHER SHAREHOLDER SERVICES
  Confirmation and
    Reports                  12
  Transfer Agent             12

HOW SHARES ARE PRICED
  Offering Price             13
  Net Asset Value            13

DISTRIBUTIONS AND TAXES
  Dividends and
    Capital Gains            13
  Taxes                      13

ADDITIONAL INFORMATION
  Ford Names
  Portfolio Brokerage        14
  Investment Performance     14
  Massachusetts Business
    Trust                    15
  Code of Ethics             15
    Exceptions to Investment
    Minimum                  15

                                 FUND EXPENSES

Expenses are one of several factors to consider when investing in a mutual fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses that shareholders of the Fund will bear directly or indirectly.

                                                                           LONGLEAF PARTNERS     LONGLEAF PARTNERS
                                                                                 FUND             SMALL-CAP FUND
SHAREHOLDER TRANSACTION EXPENSES
  Sales Load Imposed on Purchases                                                None                  None
  Sales Load Imposed on Reinvested Dividends                                     None                  None
  Deferred Sales Load                                                            None                  None
  Redemption Fee                                                                 None                  None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees                                                                .797%                1.00%
  12b-I Fees                                                                     None                 None
  Other Expenses
    Administration                                                              0.100%                0.100%
    Shareholder Services - Transfer Agent                                        .018%                 .018%
    All Other Operating Expenses                                                 .039%                 .114%
  Total Fund Operating Expenses*                                                 .954%                1.232%


EXAMPLE*
You would pay the following expenses on a             1 Year                     $ 10                  $ 13
$1,000 investment, assuming a 5% annual return        3 Years                    $ 30                  $ 39
and either redemption or no redemption at the         5 Years                    $ 53                  $ 68
end of each time period.                              10 Years                   $117                  $149


  * The Example is based on the "Total Fund Operating Expenses" described above. Please remember that the Example should not be considered as representative of past or future expenses and that actual expenses may be higher or lower than those shown. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

                              FINANCIAL HIGHLIGHTS

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
                               PERIOD AS FOLLOWS:

The following condensed financial information, including total returns, has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The audit report on the 1996 financial statements issued by Coopers & Lybrand L.L.P. appearing in the Annual Report to Shareholders and in the Statement of Additional Information should be read in conjunction with this condensed financial information. The presentation is for a share outstanding throughout each period.

                            LONGLEAF PARTNERS FUND

                                                   NET GAINS
                                                       OR
                                                    (LOSSES)
                             NET                       ON                                 DISTRI-              NET
                            ASSET                  SECURITIES     TOTAL      DIVIDENDS    BUTIONS             ASSET
                            VALUE        NET        REALIZED       FROM       FROM NET     FROM      TOTAL    VALUE
                          BEGINNING   INVESTMENT      AND       INVESTMENT   INVESTMENT   CAPITAL   DISTRI-   END OF   TOTAL
                          OF PERIOD     INCOME     UNREALIZED   OPERATIONS     INCOME      GAINS    BUTIONS   PERIOD   RETURN
                          ---------   ----------   ----------   ----------   ----------   -------   -------   ------   ------
Year ended December 31,
   1996.................   $21.15        $.37        $4.09        $4.46        $(.38)     $(2.38)   $(2.76)   $22.85   21.02%
   1995.................    17.13         .30         4.40         4.70         (.24)       (.44)     (.68)    21.15   27.50%
   1994.................    16.92         .21         1.30         1.51         (.16)      (1.14)    (1.30)    17.13    8.96%
   1993.................    14.70         .10         3.16         3.26         (.09)       (.95)    (1.04)    16.92   22.20%
   1992.................    13.34         .07         2.65         2.72         (.07)      (1.29)    (1.36)    14.70   20.47%
   1991.................    10.21         .05         3.93         3.98         (.06)       (.79)     (.85)    13.34   39.19%
   1990.................    12.62         .13        (2.16)       (2.03)        (.15)       (.23)     (.38)    10.21   (16.35)%
Two months ended
 December 31, 1989......    14.30         .03         (.10)        (.07)        (.08)      (1.53)    (1.61)    12.62   (0.47)%(1)
Year ended
 October 31,
   1989.................    11.25         .18         3.00         3.18         (.13)          -      (.13)    14.30   28.38%
   1988.................     8.69         .14         2.50         2.64         (.08)          -      (.08)    11.25   30.69%
March 24, 1987 (Date of
 Initial Capitalization)
 through October 31,
 1987...................    10.00         .11        (1.42)       (1.31)           -           -         -      8.69   (13.14)%(1)


                                        RATIO OF   RATIO OF
                                        EXPENSES      NET
                          NET ASSETS       TO      INCOME TO
                            END OF      AVERAGE     AVERAGE    PORTFOLIO    AVERAGE
                            PERIOD        NET         NET      TURNOVER    COMMISSION
                          (THOUSANDS)    ASSETS     ASSETS       RATE      RATE PAID
                          -----------   --------   ---------   ---------   ----------
Year ended December 31,
   1996.................  $2,300,079      0.95%       1.61%       33.18%    $0.0750(3)
   1995.................   1,876,467      1.01%       1.45%       12.60%
   1994.................     753,527      1.17%       1.18%       27.39%
   1993.................     397,282      1.26%        .63%       19.12%
   1992.................     243,678      1.29%        .50%       29.12%
   1991.................     177,878      1.30%        .42%       45.11%
   1990.................     129,643      1.32%       1.13%       52.45%
Two months ended
 December 31, 1989......     148,680      1.31%*      1.73%*       6.67%
Year ended
 October 31,
   1989.................     139,608      1.35%       1.37%       57.72%
   1988.................      50,676      1.50%(2)    1.40%       92.68%
March 24, 1987 (Date of
 Initial Capitalization)
 through October 31,
 1987...................      25,787      1.50%*(2)    1.61%*     70.00%

  * Annualized
(1) Aggregate; not annualized.
(2) Before expense limitation fee waiver, this ratio was 1.64% and 1.83% for the 1988 and 1987 periods, respectively.
(3) Not applicable for prior periods.

                       LONGLEAF PARTNERS SMALL-CAP FUND

                                                NET GAINS
                                                    OR
                                                 (LOSSES)
                          NET                       ON                                 DISTRI-              NET
                         ASSET        NET       SECURITIES     TOTAL      DIVIDENDS    BUTIONS             ASSET
                         VALUE     INVESTMENT    REALIZED       FROM       FROM NET     FROM      TOTAL    VALUE
                       BEGINNING     INCOME        AND       INVESTMENT   INVESTMENT   CAPITAL   DISTRI-   END OF    TOTAL
                       OF PERIOD     (LOSS)     UNREALIZED   OPERATIONS     INCOME      GAINS    BUTIONS   PERIOD    RETURN
                       ---------   ----------   ----------   ----------   ----------   -------   -------   ------   --------
Year ended December
 31,
   1996..............   $14.46       $ .03        $4.40        $4.43        $ (.02)    $(1.01)   $(1.03)   $17.86      30.64
   1995..............    13.28         .12         2.35         2.47          (.12)     (1.17)    (1.29)    14.46      18.61%
   1994..............    13.49        (.03)         .52          .49             -       (.70)     (.70)    13.28       3.64%
   1993..............    11.40        (.06)        2.32         2.26             -       (.17)     (.17)    13.49      19.83%
   1992..............    10.67        (.01)         .74          .73             -          -         -     11.40       6.87%
   1991..............     8.50         .06         2.17         2.23          (.06)         -      (.06)    10.67      26.31%
   1990..............    12.87         .40        (4.18)       (3.78)         (.36)      (.23)     (.59)     8.50     (30.05)%
Two months ended
 December 31, 1989...    13.02         .04          .22          .26          (.05)      (.36)     (.41)    12.87       2.10%(1)
December 28, 1988
 (Date of Initial
 Capitalization)
 through October 31,
 1989................    10.00         .17         2.94         3.11          (.09)         -      (.09)    13.02      31.13%(1)


                                                RATIO OF
                                     RATIO OF      NET
                                     EXPENSES    INCOME
                       NET ASSETS       TO      (LOSS) TO
                         END OF      AVERAGE     AVERAGE    PORTFOLIO    AVERAGE
                         PERIOD        NET         NET      TURNOVER    COMMISSION
                       (THOUSANDS)    ASSETS     ASSETS       RATE      RATE PAID
                       -----------   --------   ---------   ---------   ----------
Year ended December
 31,
   1996..............    252.157       1.23%        .18%      27.97%     $0.0605(3)
   1995..............    135,977       1.30%        .84%      32.95%
   1994..............     99,609       1.38%       (.22)%     19.79%
   1993..............     85,087       1.45%       (.45)%     14.37%
   1992..............     62,181       1.45%       (.03)%     25.80%
   1991..............     60,354       1.43%        .60%      65.18%
   1990..............     47,894       1.43%       3.48%      14.93%
Two months ended
 December 31, 1989...     52,176       1.47%*      1.60%*      3.96%
December 28, 1988
 (Date of Initial
 Capitalization)
 through October 31,
 1989................     43,860       1.50%*(2)    1.63%*    20.47%

  * Annualized
(1) Aggregate; not annualized.
(2) Before expense limitation fee waiver, this ratio was 1.59%.
(3) Not applicable for prior periods.

                      INFORMATION ON INVESTMENT MANAGEMENT

INVESTMENT COUNSEL. Southeastern Asset Management, Inc., ("Southeastern"), located in Memphis, Tennessee, is the Funds' Investment Counsel. The firm has been engaged since 1975 in the management of securities portfolios for ERISA and government retirement plans, charitable and educational endowments, and individuals. The firm, owned and controlled by its principal officers, has more than $7.7 billion in client assets under management.

INVESTMENT OBJECTIVE. The fundamental investment objective of both Funds is long-term capital growth. To achieve this objective, each Fund invests primarily in common stocks of a limited number of companies believed by Southeastern to have unrecognized intrinsic value and the potential to grow their economic worth. This investment objective is not expected to produce significant current income and the realization of current income is incidental.

INVESTMENT PHILOSOPHY. Southeastern believes that superior long-term performance can be achieved when positions in financially strong, well-managed companies are acquired at prices significantly below their business value and are sold when they approach their corporate worth. Using this approach, Southeastern views stocks as ownership units in business enterprises. Corporate intrinsic value is determined through careful securities analysis and the use of established disciplines consistently applied over long periods of time. Stocks which can be identified and purchased at a price significantly discounted from their intrinsic worth not only protect investment capital from significant loss but also facilitate major rewards when the true business value is ultimately recognized. Seeking the largest margin of safety possible, Southeastern requires at least a 40% market value discount from its appraisal of a company's intrinsic value before purchasing the security.

DETERMINATION OF INTRINSIC VALUE. Southeastern's investment analysts determine the appraised per share corporate worth of potential investments using current, publicly available financial statements. These are carefully scrutinized and two primary methods of appraisal are applied. The first assesses what Southeastern believes to be the real economic value of the company's net assets. The second approach examines the enterprise's ability to generate free cash flow after required or maintenance capital expenditures. After free cash flow is determined, conservative projections about its rate of future growth are made. The present value of that stream of free cash flow plus its terminal value is then calculated using a discount rate based on expected interest rates.

If Southeastern's calculations are accurate, that present value would be the price which buyers and sellers negotiating at arms length would accept for the whole company. In a concluding analysis, the asset value determination and/or the discounted free cash flow value are compared to Southeastern's data bank of business transactions of comparable corporations.

Other considerations used in selecting potential investments include the following:

  -- INDICATIONS OF SHAREHOLDER ORIENTED MANAGEMENT. In selecting portfolio investments, Southeastern seeks companies having properly incented, ownership vested managements who are honest, shareholder oriented, operationally competent individuals whom it believes are capable of allocating corporate resources intelligently and who would make exemplary long-term business partners.

  -- EVIDENCE OF FINANCIAL STRENGTH. Southeastern requires that companies held in the portfolio have sound financial statements and excess free cash flow produced through operations.

  -- POTENTIAL EARNINGS IMPROVEMENT. The company should be capable of producing both a meaningful improvement in earnings within three to five years and an adequate return on its invested capital.

The portfolio of each Fund has been constructed using a relatively limited number of common stocks chosen by employing the criteria discussed. A particular investment may not include all of the above factors, but Southeastern must be convinced that significant unrealized intrinsic value is present.

COMPOSITION OF PORTFOLIO -- LONGLEAF PARTNERS FUND. Under normal circumstances, Longleaf Partners Fund invests at least 75% of its equity portfolio in companies having a market capitalization greater than $500 million, most of which are listed on the major securities exchanges. The remainder of its equity portfolio may be invested in securities that generally have an established market, although the depth and liquidity of the market may vary.

COMPOSITION OF PORTFOLIO -- LONGLEAF PARTNERS SMALL-CAP FUND. Under normal circumstances, Longleaf Partners Small-Cap Fund invests a mini-mum of 75% of its equity portfolio (but not less than 65% of total assets) in the equity securities of companies having a market capitalization of $1 billion or less. The term "equity securities" does not include debt having an equity conversion feature. Some of these equity securities may be traded in the "over the counter" market. The "over the counter" market is generally defined as the market for securities which are not listed for trading on the New York Stock Exchange or the American Stock Exchange. In contrast to the New York or American Stock Exchange, the "over the counter" market is not a centralized facility that imposes listing qualifications relating to assets, earnings and number of shareholders. Securities of companies having small market capitalization may be subject to greater price volatility and less trading liquidity than larger, well established companies, due to factors such as changes in key personnel, financing difficulties or problems with their products or services. As a result, the net asset value per share of the Fund could fluctuate significantly. The Fund may also invest the balance of its equity portfolio in securities of larger companies.

TYPES OF EQUITY INVESTMENTS. Each Fund will generally maintain a fully invested position in common stocks of U.S. issuers having the essential investment considerations previously discussed. The Funds may also invest in other equity securities such as preferred stocks, warrants, options, equity appreciation certificates, and preferred stocks which initially pay no dividend but which match dividend increases on the company's common stock.

FOREIGN SECURITIES. The Funds may invest up to 20% of total assets in securities of foreign issuers which are traded in a U.S. market and which meet the same criteria for investment as domestic companies, or depository receipts for such securities. The Fund may be subject to additional investment risks for these securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

RESTRICTED SECURITIES. Each Fund may invest in restricted securities and in other assets having no ready market, including repurchase agreements of more than seven (7) days in duration, if such purchases at the time thereof would not cause more than 10% of the value of the Fund's total assets (but not exceeding 15% of the Fund's net assets including securities which are subject to Rule 144A under the Securities Act of 1933) to be invested in all such illiquid or not readily marketable assets. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Trustees of the Fund in good faith deems appropriate to reflect their fair market value.

CASH RESERVES. Each Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If Southeastern has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund's assets may also be invested temporarily in money market instruments.

Money market instruments in which each Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor such as the Fund purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal

Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the Investment Counsel will evaluate and monitor the credit worthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Other acceptable money market instruments include commercial paper rated in the highest grade by any nationally recognized rating agency, such as Moody's or Standard & Poor's, certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).

The Funds may borrow money for temporary purposes such as the clearance of purchases and sales of portfolio securities in an amount not to exceed 5% of total assets, and for temporary purposes to satisfy redemption requests in an amount not to exceed 15% of total assets, with the aggregate amount of all borrowing outstanding at any time being limited to 15% of total assets. Securities will not be purchased by borrowings in excess of 5% of total assets.

OPTIONS ON SECURITIES AND STOCK INDICES. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are listed on a national exchange. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Transactions in puts or calls on securities or index options would be used primarily for hedging or tax deferral purposes where the transactions would complement the Funds' existing investment strategy. Examples of such uses would be to (i) sell calls against existing equity positions; (ii) sell puts involving portfolio positions to be held for the long term in order to more effectively create these positions; (iii) buy individual puts against existing equity positions for tax deferral purposes; and (iv) buy index puts for purposes of hedging the overall portfolio.

The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains collateral consisting of cash, liquid money market instruments, or U.S. government securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

RISKS OF INVESTMENT. Because prices of stocks fluctuate from day to day, the value of each Fund's portfolio and the Fund's price per share will vary based upon general market conditions. The previous sections also discuss certain risks which could be present should the Fund acquire those particular types of investments. There is no assurance that the investment objectives of either Fund can be achieved, and the value of your investment as a shareholder upon redemption may be more or less than the purchase price.

PORTFOLIO TURNOVER. An equity investment in a company deemed to have unrecognized intrinsic value usually will be held until such time as the market value of its common stock approaches its appraised corporate worth as determined by Southeastern. As a result, each portfolio should have an annual portfolio turnover rate which would not exceed 50%. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of Southeastern, investment considerations warrant such action. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs. The portfolio turnover rates for each Fund are shown in the tables on page 3.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The investment restrictions listed below, as well as the investment objectives of each Fund, have been adopted as fundamental policies, along with certain other investment restrictions listed in the Statement of Additional Information. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the fund, as defined in the Act. Under these restrictions, the Fund may not:

  1. With respect to 75% of its total assets (taken at market), invest more than 5% of the value of its total assets in the securities of any single issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

  2. With respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

  3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to cash equivalents. Cash equivalents will not be used to concentrate investments in a single industry.

  4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

                  INFORMATION ON MANAGEMENT AND ADMINISTRATION

PORTFOLIO MANAGERS. Mr. O. Mason Hawkins, Chairman of the Board and Chief Executive Officer of Southeastern Asset Management, Inc. and Mr. G. Staley Cates, President of Southeastern Asset Management, Inc., serve as co-portfolio managers of both Funds and in this capacity jointly have primary responsibility for investment management of each portfolio.

TRUSTEES AND OFFICERS. Each series or Fund has a Board of Trustees, composed of the same individuals. The Boards elect officers, who implement policies formulated by the Boards. All Fund officers are officers or employees of Southeastern Asset Management, Inc., and in this capacity administer each Fund's business operations.

                         MEMBERS OF BOARDS OF TRUSTEES
          LONGLEAF PARTNERS FUND AND LONGLEAF PARTNERS SMALL-CAP FUND

O. MASON HAWKINS*, CFA, Chairman of the Board and Chief Executive Officer. Founder and Director, Southeastern Asset Management, Inc. (since 1975); Director of Research, First Tennessee Investment Management Company, Memphis, TN (1974-1975); Director of Research, Atlantic National Bank, Jacksonville, FL (1972-1974); Director, Mid-America Apartment Communities, Inc. (since 1993).
Education: B.S.B.A., Finance, University of Florida, 1970; M.B.A., University of Georgia, 1971.

W. REID SANDERS*, Trustee and President.
Founder and Director, Southeastern Asset Management, Inc. (since 1975); Investment Officer, First Tennessee Investment Management Company, Memphis, TN (1973-1975); Credit Analyst and Commercial Lending Official, Union Planters National Bank, Memphis, TN (1972-1973).
Education: B.A., Economics, University of Virginia, 1971.

CHADWICK H. CARPENTER, JR., Trustee.
Senior Executive Officer in charge of corporate development, Progress Software Corporation, Bedford, MA (a corporation engaged in the development and marketing of software products used by developers to build and deploy commercial applications) (since 1993); Senior Vice President, Sales and Services (1986-1993); Vice President, Product Services (1983-1986); prior to 1983, Manager of MIMS Systems Operation, General Electric Information Services Company; Senior Consultant, Touche Ross & Company.
Education: B.S., Electrical Engineering, Massachusetts Institute of Technology, 1971; M.S., Electrical Engineering, Massachusetts Institute of Technology, 1972.

DANIEL W. CONNELL, JR., Trustee.
Senior Vice President -- Marketing, Jacksonville Jaguars, Ltd., Jacksonville, FL (since 1994) (National Football League franchise); Executive Vice
President -- Corporate Banking Group and other officer positions, First Union National Bank of Florida, Jacksonville, FL (1970-94); Chairman, Jacksonville Chamber of Commerce (1997); Commissioner, Jacksonville Economic Development Commission; Advisory Director, First Union National Bank of Florida.
Education: B.S.B.A., University of Florida, 1970.

STEVEN N. MELNYK, Trustee.
Chairman of the Executive Committee and President, Riverside Golf Group, Inc., Jacksonville, FL (since 1987) (a corporation engaged in the design, construction and operation through ownership of golf courses throughout the southeastern US); Golf commentator and sports marketing executive, ABC Sports (since 1991) and CBS Sports (1982-1991); Founding director and former Chairman, First Coast Community Bank, Fernandina Beach, FL; Winner of U.S. Amateur Championship, 1969, and British Amateur Championship, 1971.
Education: B.S.B.A., Industrial Management, University of Florida, 1969.

C. BARHAM RAY, Trustee.
Chairman of the Board and Secretary, SSM Corporation, Memphis, TN (since 1974) (a corporation serving as a financial advisor in the evaluation of private businesses, in the negotiation and structuring of purchase and sale transactions of private businesses and as a venture capital investor); Director, Financial Federal Savings Bank, Memphis, TN.
Education: B.A., Vanderbilt University, 1968; M.B.A., University of Virginia, 1973.

---------------
* Mr. Hawkins and Mr. Sanders are employed by the Investment Counsel and each is deemed to be a Trustee who is an "interested person", as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940. Mr. Carpenter serves as Chairman of the Audit Committee, which is composed of all Trustees who are not affiliated with the Investment Counsel. Each non-affiliated Trustee serving throughout the year received Trustees fees from all of the Longleaf Partners Funds aggregating $27,500 during 1996. For more information, see the Compensation Table set forth in the section entitled "Management of the Fund" in the Statement of Additional Information.

                            OTHER EXECUTIVE OFFICERS

CHARLES D. REAVES, Executive Vice President.
Professional Experience: General Counsel, Southeastern Asset Management, Inc. (since 1988); Vice President in corporate finance, Porter, White & Yardley, Inc. Birmingham, AL (1986-1988); Senior Vice President -- Finance and Secretary (1981-1986) and Vice President and General Counsel (1974-1981), Saunders System Inc., Birmingham, AL.
Education: J.D., University of Alabama, 1961; LL.M (Taxation), Georgetown University Law Center, 1966; M.B.A., Emory University, 1981.

JULIE M. DOUGLAS, CPA, Executive Vice President -- Operations & Treasurer. Professional Experience: Southeastern Asset Management, Inc. (since 1989); Audit Supervisor and Audit Senior, Coopers & Lybrand, Birmingham, AL and Pittsburgh, PA (1984-1989).
Education: B.S., Accounting, Pennsylvania State University, 1984.

LEE B. HARPER, Executive Vice President -- Marketing.
Professional Experience: Southeastern Asset Management, Inc. (since 1993); Consultant, IBM Corporation, Memphis, TN (1989-1993); Business Analyst, McKinsey & Company, Atlanta, GA (1985-1987).
Education: B.A., University of Virginia, 1985; M.B.A., Harvard University, 1989.

G. STALEY CATES, CFA, Co-Portfolio Manager, Vice President -- Investments. Professional Experience: President, Southeastern Asset Management, Inc. (since
1994); Vice President, Southeastern Asset Management, Inc. (1986-1994).
Education: B.B.A., Finance, University of Texas, 1986.

FRANK N. STANLEY, III, CFA, Vice President -- Investments.
Professional Experience: Vice President, Southeastern Asset Management, Inc. (since 1984); Portfolio Manager and Analyst, Montag & Caldwell, Atlanta, GA (1974-1984); Investment Officer, Atlantic National Bank, Jacksonville, FL (1972-
1974).
Education: B.S., Management, Georgia Institute of Technology, 1964; Graduate study, Emory University, 1965; M.B.A., Marketing, University of Florida, 1970.

JOHN B. BUFORD, CFA, Vice President -- Investments.
Professional Experience: Southeastern Asset Management, Inc. (since 1990); Vice President, First Tennessee Bank (1989-90); Commerical Lending Officer/Credit Analyst, Metropolitan National Bank (1985-88).
Education: B.B.A., Finance, University of Texas, 1985.

RANDY D. HOLT, CPA, Vice President, Secretary. Professional Experience: Vice President and Secretary, Southeastern Asset Management, Inc. (since 1994); Secretary/Treasurer (1985-1994); Ott, Baxter, Holt (1983-1985); A.M. Pullen & Co. (1982-1983); Harry M. Jay & Associates (1978-1982).
Education: B.S., Accounting, University of Tennessee, 1976.

INVESTMENT COUNSEL FEES. Each Fund pays Southeastern Asset Management, Inc. ("Southeastern") an investment counsel fee which is accrued daily and paid monthly, based on the average daily net asset value of the portfolio for the year. This fee is equal to 1% per annum of the total average daily net assets on the first $400,000,000 in average daily net assets and 0.75% per annum of all additional average daily net assets. Southeastern has agreed to reduce its fees to the extent operating expenses of each separate portfolio (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.5% of average annual net assets. This agreement is not expected to cause a reduction in fees during 1997.

FUND ADMINISTRATOR. Southeastern also serves as Fund Administrator. In this capacity, it provides business administrative and compliance services for the Fund, which include maintaining the Fund's accounting records, computing daily the Fund's net asset value, preparation of tax returns, financial reports, prospectuses and proxy statements, and monitoring of compliance with all recordkeeping and regulatory requirements.

Southeastern receives an Administration Fee which is accrued daily and paid monthly, equivalent on an annual basis to 0.10% of the average daily net assets of the Fund. All direct expenses incurred in continuing administration and operations are paid by the particular portfolio, including professional fees, insurance and bonding premiums, association dues, fees charged by Federal and state regulatory author-ities for registration, the expenses of preparation, printing and distributing prospectuses and financial reports to shareholders, the costs of obtaining prices for the securities held in the portfolio, the cost of forms and supplies, telephone and postage, any extraordinary expenses, and reimbursement of the Administrator for the salary of the Fund's Treasurer and rental and license fees for software used in processing Fund transactions.

                             HOW TO OPEN AN ACCOUNT

REGULAR ACCOUNTS. To invest in the Longleaf Partners Funds, complete and sign the account application, and mail to the address below. PLEASE NOTE THAT THE MINIMUM INVESTMENT REQUIRED TO OPEN AN ACCOUNT IS $10,000.

                            Longleaf Partners Funds
                                P.O. Box 419929
                           Kansas City, MO 64141-6929

INDIVIDUAL RETIREMENT ACCOUNTS. You can open an IRA or a SEP-IRA with State Street Bank and Trust Company as trustee by requesting the IRA Application Kit. This contains an explanation of tax considerations and State Street's function as trustee. After reading the information, fill in the IRA application and the IRA transfer form and mail to the address shown. PLEASE NOTE THAT THE MINIMUM INITIAL INVESTMENT IS $10,000, WHICH MUST BE SATISFIED PRIMARILY BY TRANSFERRING FUNDS FROM AN EXISTING IRA OR A QUALIFIED RETIREMENT PLAN. YOU WILL BE CHARGED AN INITIAL SET-UP FEE OF $15 AND A $10 ANNUAL MAINTENANCE FEE.

                             HOW TO PURCHASE SHARES

Direct purchases from the Longleaf Partners Funds are not subject to sales commissions or transaction fees. Initial direct purchases from the Funds must meet the $10,000 minimum; additional investments of any amount may be made as often as desired. You may purchase shares directly from the Funds in the following manner:

BY MAIL. To purchase shares into existing accounts by mail, send a check payable to Longleaf Partners Funds along with the remittance stub from the bottom of your most recent transaction statement to:

                            Longleaf Partners Funds
                                P.O. Box 419929
                           Kansas City, MO 64141-6929

INCLUDE THE NAME OF THE FUND AND YOUR ACCOUNT NUMBER ON THE CHECK or, if the purchase is for a new account, include your account application and mail to the address listed above.

If your check is returned because of insufficient funds or because you have stopped payment on the check, you will be responsible for any losses sustained by the Fund as the result of custodian or transfer agent fees or a decline in the net asset value when the shares issued are cancelled. If you are an existing shareholder, losses may be collected by redeeming the appropriate amount from your account.

BY AUTOMATIC MONTHLY INVESTMENT. Once you have an account, you can make automatic investments of $100 or more each month by filling in the Automatic Monthly Investment Plan section of the application and sending a voided check from your bank account. The transfer agent does not charge for the Automatic Monthly Investment Plan, but your bank or credit union may charge a fee for this service. Transfers will occur on the business day around the 21st day of each month as affected by weekends and bank holidays. You may cancel this plan, or change the withdrawal amount any time by written notice.

BY WIRE.  You may purchase shares by wire. To do so:

1) Call the transfer agent at (800) 488-4191 to establish an account. Be prepared to provide necessary registration information as listed on the application. You will be provided with an account number.

2) Instruct your bank to wire funds as follows:

   -    State Street Bank and Trust Company,
        Boston, MA
   -    ABA routing number 011000028
   -    Specify Longleaf Partners Fund (# 133)
        or Longleaf Partners Small-Cap Fund
        (# 134)
   -    A/C# 9905-023-9
   -    your account number and your name

Wired funds are considered received on the same day they are deposited in the Fund account if received before 4:00 P.M. Eastern Time. If received after 4:00 P.M., shares will be purchased at the following business day's closing price.

If you are opening an account by wire, a completed application must be sent to the Funds as soon as possible. There can be no redemptions until a completed application has been received by the Funds.

CERTIFICATES. If you want to receive stock certificates with your purchases, you must send written instructions. Unless shares are purchased with wired funds, your certificate will not be issued until 15 days after your purchase. Please note that if you request certificates when you purchase shares, you cannot redeem those shares without returning the certificates. If you lose your certificates, you may incur a cost to replace them.

PURCHASES AND REDEMPTIONS OF FUND SHARES THROUGH BROKERAGE FIRMS. Shares of Longleaf Partners Funds may be purchased and redeemed through securities brokerage firms having agreements with the Fund. The brokerage firm may charge certain transaction fees for effecting these and other transactions and any such transaction fees will be retained by the particular brokerage firm. Fund investors who are clients of brokerage firms will follow that firm's procedures in purchasing and redeeming Fund shares, and those procedures take precedence over the instructions contained in this Prospectus which are applicable to accounts opened directly with the Fund. The brokerage firm has the responsibility of supplying its clients who are Fund shareholders with periodic account statements and all Fund shareholder materials such as the Prospectus and routine financial reports.

TELEPHONE SUBSCRIPTIONS FROM BROKERAGE FIRMS. Upon execution of formal trading agreements, the Funds will accept telephone trade orders of $100,000 or less from a member firm of a national securities exchange, and orders of $50,000 or less from other members of the NASD, if shares are purchased for the member's account or for the account of a customer. Larger phone orders require special agreements with the Funds. Full payment must be received on all trade orders within one day of the trade date. The broker/dealer placing the order will be responsible for any loss resulting from cancellation caused by non-payment. The broker/dealer may charge a reasonable transaction fee for its services, which it will retain. The Fund may verify the identity and authorization of any member firm or broker/dealer prior to accepting an order, and may withdraw the privilege of placing trade orders if in the best interests of the Fund.

                              HOW TO REDEEM SHARES

PROCEDURES. You may withdraw any portion of your account by redeeming a specific number of shares or a fixed dollar amount at any time. Redemption proceeds are normally mailed within one day of receipt of the redemption request in Good Order. Good Order means that you have a completed application on file and that the redemption request includes:

     1) Account number and fund name (Longleaf Partners Fund (# 133) or Longleaf Partners Small-Cap Fund (# 134))

     2) Amount of the transaction (specified in dollars or shares)

     3) Signatures of all owners exactly as they are registered on the account

     4) Signature guarantees if required and applicable (see below)

     5) Fund certificates if applicable

     6) Other supporting legal documents that may be required in cases of estates, corporations, trusts and certain other accounts.

If you have questions about these requirements, please call the transfer agent at (800) 488-4191.

The Fund must have received payment for the shares being redeemed, and may delay redemption payment (normally not more than 15 days) until the Fund has assured itself that collected payment has been received for the initial share purchase.

REDEMPTION PRICE AND FEES. The redemption price of shares will be the Fund's net asset value per share next determined after the Fund has received all required documents in Good Order. (See "How Shares Are Priced" on page 13). The redemption price may be more or less than the shares' original cost. The Funds charge no fee for redeeming shares from a regular account.

BY MAIL.  Mail your redemption requests and required documentation to:

                            Longleaf Partners Funds
                                P.O. Box 419929
                           Kansas City, MO 64141-6929

The Fund suggests that redemption requests be sent by registered or certified mail to the above address or by overnight courier to Longleaf Partners Funds; c/o NFDS, Transfer Agent; 1004 Baltimore, 5th Floor; Kansas City, MO 64105.

BY TELEPHONE. You may authorize the transfer agent to accept telephone redemptions of $25,000 or less for regular accounts by selecting this option on your application. Telephone redemptions may not be used for IRA's. Proceeds of telephone redemptions will be sent only to the mailing address designated in the application or will be wired only to the commercial bank account so designated. If you call before 4:00 p.m. Eastern Time, you will receive that day's closing price; redemption requests made after 4:00 p.m. Eastern Time will receive the next day's closing price. Once initiated, a telephone redemption request cannot by changed or cancelled. Any changes in the instructions contained in the application must be made in writing with a signature guarantee, and may be verified by the transfer agent before a redemption will be allowed.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, which include use of specific identifying information. When such procedures are followed, the Fund and its transfer agent will not be liable for losses caused by following telephone instructions which are reasonably believed to be genuine. The Fund reserves the right to revise or terminate the telephone redemption at any time.

SIGNATURE GUARANTEE. Redemptions over $25,000 must be made in writing and require a signature guarantee. The signatures must correspond to the names in which the account is registered, and all registered owners must sign the request and have their signatures guaranteed. To obtain a signature guarantee, a member firm of a domestic stock exchange, a U.S. commercial bank or other financial institution that is an eligible guarantor institution, must witness the signature and stamp the document with the appropriate certification. A notary public is not an eligible guarantor.

OTHER INFORMATION. Longleaf Partners Funds may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed for other than weekends or holidays, or under emergency circumstances as permitted by the U.S. Securities and Exchange Commission.

                           OTHER SHAREHOLDER SERVICES

CONFIRMATION AND REPORTS. You will receive a confirmation statement after each transaction showing your current account status. You will also receive a statement of your account after the end of each calendar quarter. In addition, you will receive a quarterly report on the Fund's portfolio and an audited annual report for the year ending December 31. You will receive all tax documentation as required by the IRS.

The Annual Report of each Fund for the fiscal year ended December 31, 1996 contains Management's Discussion of Fund Performance for that fiscal year, supplemented by graphs depicting the particular fund's change in value from its inception through the end of the fiscal year compared with a major, unmanaged stock market index. These Annual Reports may be obtained without charge by telephoning the Fund at (800) 445-9469, and pressing "1".

TRANSFER AGENT. National Financial Data Services ("NFDS"), an affiliate of State Street Bank and Trust Company, serves as the Funds' transfer agent and dividend disbursing agent. As transfer agent, NFDS maintains all shareholder accounts and records, serves as stock transfer agent, prepares and sends confirmations and other reports to shareholders, and handles all shareholder servicing. If you have questions about your account, please call NFDS at (800) 488-4191.

                             HOW SHARES ARE PRICED

OFFERING PRICE. The public offering price is the net asset value per share (see "Computation of Net Asset Value", below) next determined after receipt of your check or wire transfer of funds for the minimum initial purchase, or after a telephone order from an authorized broker/dealer. All applications to establish an account are subject to acceptance by the Fund. For subsequent purchases, the applicable net asset value per share is that next determined after receipt by the Fund of the check or wire transfer payment, or the telephone order by the investor's broker/dealer.

COMPUTATION OF NET ASSET VALUE. The net asset value per share of the Fund is determined as of the close of trading on each day that the New York Stock Exchange is open for business. Net asset value per share is computed by taking the value of all assets of the portfolio, subtracting its liabilities as accrued daily, dividing by the number of shares outstanding and adjusting to the nearest two decimal places. Presently, the New York Stock Exchange closes at 4:00 p.m. New York City time. In the calculation of net asset value:

  (1) portfolio securities listed or traded on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sale price; if there were no sales that day, securities listed on major exchanges are valued at the midpoint between the latest available and representative bid and asked prices;

  (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the midpoint between the latest available and representative bid and asked prices;

  (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;

  (4) valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors;

  (5) the fair value of United States Government obligations and other debt securities which mature at a date less than ninety days subsequent to valuation date will be determined on an amortized cost basis; and

  (6) the value of other assets, including restricted and not readily marketable securities, will be determined in good faith at fair value under procedures established by and under the general supervision of the Trustees.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. The practice of the Fund has been to pay any dividends from net investment income annually and to make distributions of any net realized capital gains annually, at the end of December.

Unless you have elected to the contrary in the original account application, all income dividends and all capital gains distributions are reinvested automatically in full and fractional shares of the Fund at the net asset value per share next determined on the ex-dividend date of such dividend or distribution. A shareholder may elect to have subsequent income dividends or the aggregate of income dividends and capital gains distributions paid in cash rather than reinvested in additional shares of the Fund by notifying the transfer agent in writing.

TAXES. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Federal Internal Revenue Code of 1986 by distributing substantially all net investment income and net realized capital gains in the form of dividends. As a result, management expects that neither Fund will incur any significant Federal income tax liability. Should the Fund fail to distribute the required minimum amounts, it would be subject to a non-deductible 4% excise tax on certain undistributed taxable income and realized capital gains.

Because the Fund expects to distribute substantially all net investment income and net realized capital gains, shareholders subject to Federal income taxation must report these distributions as income. A portion of these distributions may qualify for the corporate dividends-received deduction. A distri-bution has the effect of reducing the net asset value per share on the record date by the amount of the payment. Such a distribution paid shortly after the purchase of shares by an investor would be similar to a return of capital to the investor even though it is subject to taxation as a distribution by the Fund.

Information will be provided promptly after the close of each taxable year as to the proper classification of any net investment income and capital gains distributions, and the amounts of any expenses which are non-deductible. The shareholder should recognize that any distributions, whether received in cash or invested in additional shares, are taxable for purposes of the Federal income tax and such payments may also be subject to state income taxes. Distributions by regulated investment companies and the sale of shares of such companies are classified as "portfolio income", which includes dividends, interest income, and capital gains or losses attributable to the disposition of property held for investment.

This discussion about taxes is a general and abbreviated summary of the provisions of the Federal Internal Revenue Code and Regulations as applicable to the Fund and individual shareholders. These provisions are subject to change by legislative or administrative action. Shareholders are advised to consult their own tax advisors for more detailed information concerning federal, state and local income taxation of investment company distributions as applied to their particular circumstances.

                          SIGNIFICANCE OF FUNDS' NAMES

The name "Longleaf", derived from the longleaf pine, a majestic, sturdy tree indigenous to the southeastern United States, represents the qualities of strength and endurance. A second element of the name is the word "Partners." In selecting portfolio investments, Southeastern seeks corporate managers who would make exemplary long-term business partners. They should be properly incented, ownership vested, honest, shareholder oriented, operationally competent individuals who are capable of allocating corporate resources intelligently. The Fund endeavors to be a supportive long-term "partner" with management of the companies in which investments are made. Correspondingly, the manager's own partners, other personnel, and relatives, are major investors in the Fund. Management considers itself a "partner" with Fund shareholders in the sense that together all are seeking long-term total return. The Fund desires loyal, long-term investors as shareholders who view themselves as "partners" with Fund management in the same sense.

                             ADDITIONAL INFORMATION

ALLOCATION OF PORTFOLIO BROKERAGE. Decisions to buy or sell investment securities for each portfolio of the Fund are made by Southeastern, under the supervision of the Board of Trustees. Southeastern has been granted authority, in the name of the Fund, to place the orders for the execution of the Fund's investment portfolio transactions. When placing such orders, Southeastern uses its best efforts to obtain the most favorable price and execution, as more fully described in the Statement of Additional Information, and places such orders subject to and in accordance with directions of the Board of Trustees from time to time. The Fund may pay higher commissions to certain brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in Southeastern's opinion, this policy furthers the objective of obtaining the most favorable price and execution for the transaction.

The Board of Trustees of the Fund has adopted a policy which permits Southeastern to consider research and other investment information provided by a broker/dealer, its sales of shares of the Fund, and the supplying of other economic benefits which reduce the Fund's expenses as factors in selecting broker/dealers qualified to execute portfolio transactions for the Fund. Southeastern is authorized to pay higher commissions on brokerage transactions for the Fund in order to secure research and investment services and other specific benefits for the Fund, subject to review by the Fund's Board of Trustees as to the extent and continuation of this practice. Sales of Fund shares by a broker are one factor among others to be taken into account in allocating portfolio transactions, but higher commissions will not be paid solely for sales of Fund shares. The Fund is not committed to execute portfolio transactions through any particular broker/dealers which provide investment research information, or which sell shares of the Fund or provide other benefits. The Board of Trustees monitors executions of portfolio transactions at least quarterly to assure itself that these principles are being appropriately implemented.

INVESTMENT PERFORMANCE INFORMATION. The Funds may publish their total returns from time to time in advertisements and in communications to shareholders, calculated by using an industry standardized formula, as more fully described in the Statement of Additional Information. Total return information will include the average annual compounded rate of return for the 12 month and 5 year periods ended at the close of the most recent calendar quarter, and for the period from inception of operations through the end of the most recent calendar quarter. Each Fund may also advertise or provide aggregate and average total return information for different periods of time, such as the latest calendar quarter or for the calendar year-to-date. For all of these purposes, total return includes changes in net asset value per share and reinvestment in additional shares of any dividends from net investment income or other distributions. An example of such a calculation is included in the Statement of Additional Information. INVESTORS SHOULD UNDERSTAND THAT INVESTMENT RESULTS WILL FLUCTUATE OVER TIME, AND AN INVESTMENT MAY BE WORTH MORE OR LESS THAN THE PURCHASE PRICE, DEPENDING ON THE TIMING OF THE INVESTMENT AND STOCK MARKET PERFORMANCE. ANY PRESENTATION OF THE TOTAL RETURN FOR ANY PRIOR PERIOD IS NOT INTENDED TO BE A REPRESENTATION OF FUTURE TOTAL RETURN.

Each Fund may compare its performance to that of widely recognized unmanaged stock market indicies, including the Dow Jones Industrials Average and Standard & Poor's 500 Stock Index. The Funds may also compare their performance with that of other mutual funds having similar investment objectives and with the industry as a whole, as determined by services such as Lipper Analytical Services, Inc. (an independent rating service that ranks most mutual funds based upon total return performance), CDA Technologies, Morningstar, Inc., and The Value Line Mutual Fund survey. The Funds may also provide information on their relative rankings as published in such newspapers and magazines as The Wall Street Journal, Barron's, Investor's Daily, Forbes, Business Week, Money, Financial World, and other similar publications of general interest.

MASSACHUSETTS BUSINESS TRUST PROVISIONS. Longleaf Partners Funds Trust was organized as a Massachusetts business trust on November 26, 1986. Each series or Fund is authorized to issue an unlimited number of shares of beneficial interest, all of which are of one class and have equal rights as to voting, redemption, dividends and liquidation. Upon receipt of payment for shares, all shares issued and outstanding are fully paid and nonassessable and are redeemable at the net asset value per share at the option of shareholders as more fully described in the section entitled "How to Redeem Shares". Shares have no preemptive or conversion rights. For information on limitation of liability and indemnification of Shareholders, Trustees and other affiliated parties, see the section in the Statement of Additional Information entitled "Limitation of Liability of Shareholders, Trustees and Others". The Fund's registered address in the Commonwealth of Massachusetts is Two Oliver Street, Boston, Massachusetts 02109.

A mutual fund which is a Massachusetts business trust is not required by state law to hold annual meetings of shareholders. Accordingly, shareholders' meetings must be held only in certain specific situations required by the Investment Company Act of 1940. Whether annual meetings will be held in the future when not specifically required by that Act will be at the discretion of management of the Funds.

CODE OF ETHICS. The Fund and Southeastern Asset Management, Inc. have adopted a written Code of Ethics which requires all employees to limit their investments in publicly offered equity securities to shares of the Longleaf Partners Funds unless prior clearance before engaging in any other personal securities transactions. All employees must report their personal securities transactions at the end of each quarter. Employees will not be permitted to effect transactions in a security if there are pending Fund or client orders in the security; if the security has been purchased or sold by the Fund or a client within fifteen calendar days; the security is being considered for purchase by the Fund or a client; or the security is subject to internal trading restrictions. In addition, employees are prohibited from engaging in short-term trading (purchases and sales involving the same security within 60 days resulting in a profit). Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

EXCEPTIONS TO INVESTMENT MINIMUM. The minimum initial purchase requirement is not applicable to Trustees or officers of the Fund, or to directors, officers or employees of the Investment Counsel.

These persons and their relatives may open an account with a minimum initial investment of $1,000. Members of the immediate families of shareholders having invested at least $250,000 and clients of Southeastern or management personnel of clients having private accounts of at least $2,000,000 may open a Fund account with a minimum initial investment of $5,000. Any investor seeking one of the above exceptions must obtain prior approval of Fund management.

INVESTMENT COUNSEL
Southeastern Asset Management, Inc.
6075 Poplar Avenue, Suite 900
Memphis, TN 38119
(901) 761-2474

TRANSFER AND DIVIDEND AGENT
National Financial Data Services ("NFDS")
P.O. Box 419929
Kansas City, MO 64141-6929
For Information about your account,
call (800) 488-4191

CUSTODIAN
State Street Bank & Trust Company, Boston, MA

SPECIAL LEGAL COUNSEL
Dechert Price & Rhoads, Washington, DC

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Coopers & Lybrand, L.L.P., Boston, MA

No person has been authorized to give any further information or make any representations other than those contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Investment Counsel, or Administrator. This Prospectus does not constitute an offering in any state where such an offering may not be lawfully made.

               LONGLEAF
               PARTNERS
LOGO           FUNDS


MANAGED BY:
SOUTHEASTERN ASSET
MANAGEMENT, INC.
6075 POPLAR AVE.
SUITE 900
MEMPHIS, TN 38119
(901) 761-2474
(800) 445-9469

                                   Prospectus

                                 March 24, 1997

                                    LONGLEAF
                                    PARTNERS
                                      FUND

                                    LONGLEAF
                                    PARTNERS
                                 SMALL-CAP FUND

                                  MANAGED BY:

                               SOUTHEASTERN ASSET

                                MANAGEMENT, INC.

                            LONGLEAF PARTNERS FUND
                                     and
                       LONGLEAF PARTNERS SMALL-CAP FUND

                                     PART B

                         INFORMATION REQUIRED IN THE
                     STATEMENT OF ADDITIONAL INFORMATION

           TABLE OF CONTENTS

- Fundamental Investment Restrictions..............    1
- Changes in Investment Policies and Fundamental
  Investment Restrictions..........................    2
- Additional Information About Investment
  Policies.........................................    3
- Management of the Fund...........................    4
- Control Persons and Principal Holders of
  Securities.......................................    5
- Investment Advisory Services.....................    5
- Investment Performance and Total Return..........    6
- Other Management Related Services................    8
- Brokerage Allocation.............................    9
- Distribution of Fund Shares......................   10
- Terms of Agreements..............................   10
- Redemption of Fund Shares........................   11
- Custodian of Fund Assets.........................   11
- Independent Certified Public Accountants.........   11
- Legal Counsel....................................   11
- Limitation of Liability of Shareholders, Trustees
  and Others.......................................   12
- Financial Statements.............................   12

                                               LOGO       LONGLEAF
                                                          PARTNERS
                                                          FUNDS

                                                      STATEMENT OF
                                                 ADDITIONAL INFORMATION

                                                ------------------------

                                                 LONGLEAF PARTNERS FUND
                                                    LONGLEAF PARTNERS
                                                     SMALL-CAP FUND

                                                ------------------------
                                                       MANAGED BY
                                           SOUTHEASTERN ASSET MANAGEMENT, INC.
                                              6075 POPLAR AVENUE; SUITE 900
                                                    MEMPHIS, TN 38119
                                                ------------------------

                         THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 24, 1997 IS NOT A PROSPECTUS. IT SHOULD BE READ
                         IN CONJUNCTION WITH THE PROSPECTUS OF LONGLEAF PARTNERS FUND AND LONGLEAF PARTNERS SMALL-CAP FUND, ALSO DATED MARCH 24, 1997, WHICH MAY BE OBTAINED WITHOUT CHARGE UPON REQUEST MADE TO THE FUND ADMINISTRATOR, SOUTHEASTERN ASSET MANAGEMENT, INC.

                         TELEPHONE (800) 445-9469; (901) 761-2474.

                      STATEMENT OF ADDITIONAL INFORMATION
                             ---------------------

                             LONGLEAF PARTNERS FUND
                                      AND
                        LONGLEAF PARTNERS SMALL-CAP FUND

                                   Series of

                         LONGLEAF PARTNERS FUNDS TRUST
                             ---------------------

                    ADDITIONAL INFORMATION ABOUT INVESTMENT
                           RESTRICTIONS AND POLICIES

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

     Longleaf Partners Fund and Longleaf Partners Small-Cap Fund are series of Longleaf Partners Funds Trust, a registered open-end management investment company. The fundamental investment objectives and restrictions, and the general investment policies of each series or Fund are described in the Prospectus.

     One of these fundamental investment restrictions provides that the Fund will not invest 25% or more of total assets of the particular portfolio in the securities of issuers in any one industry. (This restriction does not apply to obligations issued by the U.S. Government or its agencies or instrumentalities). For purposes of defining what constitutes a single industry for purposes of this restriction, each portfolio will use the SIC Industry Code definitions for industries, as set forth in the latest edition of the Securities & Exchange Commission publication entitled "Directory of Companies Required to File Annual Reports with the Securities & Exchange Commission" or as otherwise publicly available. Industry category groupings shown in the printed reports sent quarterly to shareholders may contain more than one SIC Industry Code, and these broader industry groupings are intended to be functionally descriptive presentations rather than being limited to a single SIC industry category.

     In addition to the investment objective and the four numbered investment restrictions described in the Prospectus, both funds have adopted certain other investment restrictions which are fundamental and cannot be changed except by vote of the holders of a majority of the outstanding voting securities of that portfolio. References to the "Fund" apply to both portfolios. As a result of these restrictions, each series or portfolio may not engage in the following activities, except as specifically authorized:

     Neither portfolio of the Fund may:

          1. Borrow money, except for temporary purposes such as obtaining short-term credits for purposes of clearance of purchases and sales of portfolio securities in an amount not to exceed 5% of the value of its total assets at the time of borrowing, and except for temporary purposes to satisfy redemption requests which might require the unexpected disposition of securities in an amount not to exceed 15% of the value of its total assets; provided, however, that aggregate borrowing at any time may not exceed 15% of the value of the portfolio's total assets.

          2. Mortgage pledge or hypothecate any of its assets, except to secure permitted borrowings up to 15% of the value of its total assets at the time of borrowing.
--------------------------------------------------------------------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 24, 1997 IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF LONGLEAF PARTNERS FUND AND LONGLEAF PARTNERS SMALL-CAP FUND, ALSO DATED MARCH 24, 1997, WHICH MAY BE OBTAINED WITHOUT CHARGE UPON REQUEST MADE TO THE FUND ADMINISTRATOR, SOUTHEASTERN ASSET MANAGEMENT, INC.

          3. Purchase the securities of any other investment company, except by purchase in the open market where to the best information of the Investment Counsel, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase, or except when such purchase is part of a merger, consolidation or acquisition of assets.

          4. Underwrite the securities of other issuers, except that the portfolio may invest in securities that are illiquid or not readily marketable without registration under the Securities Act of 1933, as amended, including repurchase agreements of more than 7 days duration, if immediately after the making of such investment not more than 10% of the value of the portfolio's total assets would be so invested.

          5. Purchase or sell real estate, except that the portfolio may invest in marketable securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein.

          6. Invest in commodities or commodity futures contracts, or in interests in oil, gas, or other mineral exploration or development programs.

          7. Engage in short sales of securities, or write a purchase put, call, straddle, or spread option, except that the portfolio may write covered call options with respect to its portfolio securities listed on a national securities exchange and enter into closing purchase transactions with respect to call options so listed or quoted.

          8. Make loans, except loans of portfolio securities having a value which is not in excess of 20% of the portfolio's total assets and except that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions shall not be considered to be loans for purposes of this restriction.

          9. Purchase securities on margin, but obtaining short-term credits from banks for the clearance of purchases or sales of securities shall not be considered to be margin purchases for purposes of this restriction.

          10. Issue senior securities, except insofar as the portfolio may be deemed to have issued a senior security in connection with any permitted borrowing.

                       CHANGES IN INVESTMENT POLICIES AND
                      FUNDAMENTAL INVESTMENT RESTRICTIONS

     The investment objectives and the fundamental investment restrictions of each Fund, as described in the Prospectus and this Statement of Additional Information, may not be changed without the vote of the holders of a majority of the outstanding voting securities. Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the particular portfolio or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     From time to time, either Fund may adopt additional investment restrictions which may be required under the laws or regulations of a particular state in which shares may be registered for sale or which may be necessary or desirable for other policy reasons. Such investment restrictions would not be fundamental in the sense discussed above, and would be subject to amendment or termination at the discretion of the Board of Trustees should the particular law, regulation, or policy be changed or in the event the registration of the Fund's shares in the particular state imposing the limitation or requirement should be discontinued. In addition, the Fund's Investment Policies and the discussion of the types of portfolio investments as described in the Prospectus and herein, are not fundamental and may be similarly so changed in the discretion of the Board of Trustees. Any such changes in investment policy or restrictions will be disclosed through appropriate modifications of the Prospectus or Statement of Additional Information.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by both portfolios which are not discussed in the Prospectus. These sections apply to each series or Fund, and references to "the Fund" are applicable to both:

     Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

     Lending of Portfolio Securities. The Fund may from time to time lend securities from its portfolio to brokers or dealers, banks or other institutional investors and receive collateral in the form of United States Government obligations or money market funds. Under the Fund's current practices, the loan collateral must be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, and will not be used to leverage the Fund's portfolio. In determining whether to lend securities to a particular broker/dealer or financial institution, the Investment Counsel will consider all relevant facts and circumstances, including the credit-worthiness of the broker or financial institution. If the borrower should fail to return the loaned securities, the Fund could use the collateral to acquire replacement securities, but could be deprived of immediate access to such assets for the period prior to such replacement. The Fund may pay reasonable finders, administrative and custodial fees in connection with such a loan of securities. The Fund will not lend portfolio securities in excess of 20% of the value of its total assets, nor will the Fund lend its portfolio securities to any officer, director, trustee, employee of affiliate of the Fund or the Investment Counsel.

     Options. The Fund may time to time write (sell) covered call options on certain of its portfolio securities. The Fund intends only to engage in transactions in exchange-traded options. A covered call option is an option to purchase a portfolio security owned by the Fund. In such a transaction, the Fund obligates itself to sell the underlying security to the purchaser of the option at a fixed price if the purchaser exercises the option during the option period. In return, the Fund receives a premium from the purchaser. During the option period, the Fund foregoes the opportunity to profit from any increase in the market price of the security above the exercise price of the option, but retains the risk that the price of the security may decline.

     The Fund may seek to terminate its obligation as a writer of a call option prior to its expiration by entering into a "closing purchase transaction". There is no assurance that the Fund will be able to effect a closing purchase transaction, particularly with respect to thinly traded call options. The selling of call options could result in an increase in the Fund's portfolio turnover rate, particularly in periods of appreciation in the market price of the underlying securities.

                             MANAGEMENT OF THE FUND

     Each series or portfolio of the Fund is supervised by its Board of Trustees, which implements policies through the Fund's principal executive officers. Day to day portfolio management and fund administration is provided by Southeastern Asset Management, Inc., in its capacity as Investment Counsel and as Fund Administrator under separate contracts which must be renewed at periodic intervals, as required by the Investment Company Act of 1940.

     The names, principal occupations during at least the past five years and other information with respect to members of the Board of Trustees and executive officers are set forth in the Prospectus, following the section entitled "Information on Management and Administration." The following table provides information on aggregate compensation paid by all series of Longleaf Partners Funds Trust to the individual Trustees serving during the fiscal year ended December 31, 1996:

                               COMPENSATION TABLE

                                                                                TOTAL
                      NAME OF PERSON;                          AGGREGATE     COMPENSATION
                       POSITION (AGE)                         COMPENSATION       FROM
                          ADDRESS                              FROM FUNDS      FUNDS**
                      ---------------                         ------------   ------------
O. Mason Hawkins*...........................................       None           None
  Chairman of the Board and CEO (49)
Chadwick H. Carpenter, Jr...................................    $27,500        $27,500
  Trustee (46)
  14 Oak Park
  Bedford, MA 01730
John R. McCarroll, Jr.......................................    $18,234        $18,234
  Trustee (56)
  6262 Poplar Ave.
  Ste. 201
  Memphis, TN 38119
  (Served from January 1, 1996 to August 29, 1996)
Steven N. Melnyk............................................    $27,500        $27,500
  Trustee (50)
  111 Riverside Ave.
  Ste. 330
  Jacksonville, FL 32202

                                                                                TOTAL
                      NAME OF PERSON;                          AGGREGATE     COMPENSATION
                       POSITION (AGE)                         COMPENSATION       FROM
                          ADDRESS                              FROM FUNDS      FUNDS**
                      ---------------                         ------------   ------------
                                                                $27,500        $27,500
C. Barham Ray...............................................
  Trustee (50)
  785 Crossover Lane
  Ste. 218
  Memphis, TN 38117
W. Reid Sanders*............................................       None           None
  Trustee and President (46)

---------------

     The schedule of Trustees fees for each non-interested Trustee, effective April 1, 1997, is as follows: Longleaf Partners Fund -- $15,000 per annum; Longleaf Partners Small-Cap Fund -- $7,500 per annum; Longleaf Partners Realty Fund -- $7,500 per annum.

 * Trustee is an "interested" person because of employment by Southeastern Asset Management, Inc., the Investment Counsel. The "interested" Trustees and all executive officers of the Fund are officers or employees of the Investment Counsel, which pays their salaries and other employee benefits. Its address is 6075 Poplar Ave., Ste. 900, Memphis, TN 38119.
** The Funds have no pension or retirement plan for Trustees who are classified as non-"interested" or non-affiliated.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Each Fund is controlled by its respective Boards of Trustees. Each Board of Trustees consists of six members, four of whom are independent of the Investment Counsel and are not "interested persons" as that term is defined in the Investment Company Act of 1940.

     As of December 31, 1996, the following are the groups of owners of shares of each of the two Funds owning 5% or more of the outstanding shares:

     Longleaf Partners Fund. Clients of Charles Schwab & Company, a registered brokerage firm, owned approximately 15.4% of the outstanding shares in several omnibus brokerage accounts.

     Longleaf Partners Small-Cap Fund. Clients of Charles Schwab & Company, a registered brokerage firm, owned approximately 15.8% in an omnibus brokerage account; clients of National Financial Services Corp., a registered brokerage firm, owned approximately 10.1% in an omnibus brokerage account; Mr. O. Mason Hawkins, Chairman, owned individually approximately 6.4%; other directors, trustees, officers and employees of Southeastern Asset Management, Inc. and Southeastern's profit sharing plan, and members of their immediate families owned an additional 9.5%, although no individual in this group owned as much as 5% of the outstanding shares.

                          INVESTMENT ADVISORY SERVICES

     Southeastern Asset Management, Inc., an investment advisor registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, is the Fund's Investment Counsel. The firm is owned and controlled by its principal officers, who are listed in the Prospectus as affiliated Trustees and Executive Officers and who are also either Trustees or officers of each Fund.

     Formed in 1975, the Investment Counsel engages in the business of managing institutional and individual assets in private or separate accounts as well as mutual funds, and is responsible for managing more than $7.7 billion in such assets. It has served as investment adviser to Longleaf Partners Fund and Longleaf Partners Small-Cap Fund since their respective inception dates in 1987 and 1988. Additional information with respect to the investment advisory function is contained in the Prospectus under the caption "Investment Management".

     The Investment Counsel Fee, calculated daily and payable monthly, is 1% per annum of the average daily net assets of each portfolio of the Fund for the first $400 million of average daily net assets and 0.75% of average daily net assets exceeding $400 million. The Investment Counsel limits the normal operating expenses of each series, taken separately, including all fees but excluding interest, taxes, brokerage commissions, and certain extraordinary charges, to a maximum of 1.5% of each portfolio's average net assets in any fiscal year through a reduction of its advisory and administration fees. No such reductions were required during the fiscal year ended December 31, 1995. Investment advisory fees paid for the fiscal years ended December 31, 1996, 1995, and 1994, respectively are: Longleaf Partners Fund -- $17,004,,356, $11,548,213, and $5,234,469; Longleaf Partners Small-Cap Fund -- $1,735,200,
$1,217,369, and $913,327.

     The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A portfolio turnover rate of 50% would occur if one-half of the portfolio of securities was replaced during a period of one year, while a portfolio turnover rate of 100% would occur if all of the portfolio of securities was replaced during a period of one year. Specific information on portfolio turnover rates and annualized operating expenses is set forth in the tables on page 3 of the Prospectus.

                    INVESTMENT PERFORMANCE AND TOTAL RETURN

     Total Return Calculation. The average annual total return on an investment in shares of the Fund for a particular period is calculated using a specific formula required by the Securities & Exchange Commission. The formula takes into account any appreciation or depreciation in the portfolio, assumes reinvestment of all dividends and capital gains distributions, and then mathematically averages the return over the length of time covered by the calculation. The formula used by the Fund for computing average annual total return as specified by regulation, is as follows:

          "Average Annual Total Return" shall mean the average annual compounded rate of return, computed according to the following formula:

                         P(1+T) to the nth power = ERV

          Where P = a hypothetical initial investment of $1,000
                T = average annual total return
                n = number of years (or fractional portions thereof)
                ERV = ending value of a hypothetical $1,000 investment made at the beginning of the period (or fractional portion thereof).

     The average annual total returns for the two Funds for each full year since inception are as follows:

                                                              LONGLEAF       LONGLEAF
                                                              PARTNERS       PARTNERS
                                                                FUND      SMALL-CAP FUND
                                                              --------    --------------
1996........................................................    21.02%         30.64%
1995........................................................    27.50%         18.61%
1994........................................................     8.96%          3.64%
1993........................................................    22.20%         19.83%
1992........................................................    20.47%          6.87%
1991........................................................    39.19%         26.31%
1990........................................................   (16.35%)       (30.05%)
1989........................................................    23.27%         32.78%
1988........................................................    35.27%            --

     The average annual total returns for each series for the twelve months and five years ended December 31, 1996 and for the periods from initial public offering through December 31, 1996, all using the above formula, are as follows:

LONGLEAF PARTNERS FUND
12/31/95-12/31/96...........................................  21.02%
12/31/91-12/31/96...........................................  19.87%
04/08/87-12/31/96...........................................  15.82%
LONGLEAF PARTNERS SMALL-CAP FUND
12/31/95-12/31/96...........................................  30.64%
12/31/91-12/31/96...........................................  15.52%
02/21/89-12/31/96...........................................  10.60%

     Use of Total Return information. Average annual total return information may be useful to investors in considering each Fund's past investment performance. However, certain factors should be taken into account before basing an investment decision on this information. First, in comparing the Fund's total return with the total return of any market indices for the same period, the investor should be aware that market indices are unmanaged, contain different and generally more numerous securities than the Fund's portfolio, and some market indices are not adjusted for reinvested dividends. Further, no adjustment is made in the Fund's total returns or the total returns of any market indices for taxes payable on distributions.

     The Fund is an equity investment. As a result, its total return will fluctuate over time, and the total return for any past period is not an indication or representation as to future rates of total return. When comparing each Fund's total returns with those of other alternatives such as fixed income products, investors should understand that an equity fund may be subject to greater market risks than are money market or fixed income investments, and that the Longleaf Funds are designed for investors who are willing to accept such greater market risks in the hope of realizing greater long-term gains. There is no assurance, however, that either Fund's investment objective of long-term capital growth will be achieved.

     Reporting of Net Asset Value and Distributions. Each portfolio's offering price per share (net asset value) is listed daily in the Mutual Fund quotation tables in the financial sections of most newspapers under the abbreviations "LonglfPF" and "LonglfSC". These tables also contain information on distributions and dividends when declared. Usually such distributions are declared annually, at the end of December. The Board of Trustees may also declare a semi-annual distribution from net investment income when sufficient net income has been generated to justify such a distribution.

                       OTHER MANAGEMENT RELATED SERVICES

     Southeastern Asset Management, Inc. also serves as the Fund Administrator. In this capacity, it manages, performs or supervises all business and administrative operations of each portfolio of the Fund, including the following:

     - Maintenance of all accounting records

     - Preparation and filing of all required financial reports, tax returns, and reports of sales of shares

     - Calculation of the net asset value per share on a daily basis.

     - Preparation and mailing of prospectuses, proxy statements, and other required reports to shareholders

     - General coordination and liaison among the Investment Counsel, authorized dealers, the custodian bank, the transfer agent, and regulatory authorities

     - Providing office space and secretarial and clerical support for the above functions.

     Each portfolio pays an Administration Fee equal to 0.10% per annum of the average daily net assets of each portfolio, which is accrued daily and paid monthly, in arrears. Administration fees paid for the fiscal year ended December 31, 1996, were $2,133,914 for Longleaf Partners Fund and $173,520 for Longleaf Partners Small-Cap Fund.

     The Fund has also agreed to reimburse the Administrator for the salary of the Fund's Treasurer and the charges for computer software or computer programs solely used to process Fund transactions. These reimbursable expenses are allocated between the two portfolios taking into account their respective assets and number of shareholders. The Administrator has not been leasing computer equipment for dedicated use by the Fund and has not requested reimbursement for costs or charges related to computer hardware; such reimbursement is not expected unless it should become necessary to lease computer equipment which would be dedicated solely to the operations of the Fund. Reimbursable expenses for the fiscal year ended December 31, 1996, were $168,016 for Longleaf Partners Fund and $15,838 for Longleaf Partners Small-Cap Fund.

     All other direct operating expenses of each portfolio will be paid by that particular portfolio. Such expenses include but are not limited to the following: (i) the fees of the Custodian and Transfer Agent; (ii) compensation of the Fund's independent certified public accountants, legal counsel, and the Trustees who are not officers or employees of Southeastern Asset Management, Inc.; (iii) all franchise, income and other taxes relating to the Fund and its securities; (iv) all filing fees and legal expenses incurred in qualifying and continuing the registrations of the shares of the Fund for sale with the Securities and Exchange Commission and with any regulatory agency in the several states; (v) insurance premiums and associated dues; (vi) the costs of typesetting, printing and mailing to shareholders such documents as prospectuses, proxy statements, dividend notices and all other communications;
(vii) expenses of meetings of shareholders and the Boards of Trustees; (viii) external expenses related to pricing the Fund's portfolio securities; and (ix) all extraordinary expenses such as expenses of litigation. The Fund also pays the expenses of stationery, appropriate forms, envelopes, checks, postage, overnight air courier charges, telephone charges, and printing and mailing charges for shareholder communications and similar items.

                              BROKERAGE ALLOCATION

     Southeastern Asset Management, Inc. ("Southeastern"), in its capacity as Investment Counsel, is responsible under the supervision of the Board of Trustees for the selection of members of securities exchanges, brokers and dealers (hereinafter collectively referred to as "brokers") for the execution of portfolio transactions and, when applicable, the negotiation of brokerage commissions. On behalf of each Fund, Southeastern is also responsible for investment decisions and for the placement and execution through selected brokers of purchase and sale orders. All investment decisions and placements of trades with respect to the purchase and sale of portfolio securities are made in accordance with the following principles:

          1. Purchase and sale orders are usually placed with brokers who are recommended by Southeastern and/or selected by management of the Fund as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the following provisions. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, among others, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction in the future, the financial strength and stability of the broker, and the ability of the broker to commit resources to the execution of the trade. Such considerations are judgemental and are weighed by Southeastern and the Board of Trustees of the Fund in determining the overall reasonableness of brokerage commissions.

          2. In recommending brokers for portfolio transactions and in selecting such brokers, Southeastern takes into account its past experience with brokers in determining those qualified to achieve "best execution".

          3. Southeastern is authorized to recommend, and the Fund is authorized to allocate, brokerage and principal purchase and sales transactions to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), and for other services which benefit the Fund directly through reduction of the Fund's expense obligations, such as a reduction in the Fund's share of the lease charges for computer expenses, and to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if Southeastern in making the recommendation in question determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services or other benefits provided the Fund by such broker. In reaching such determination, neither Southeastern nor the officer of the Fund making the decision is required to place a specific dollar value on the research or execution services of a broker. In demonstrating that such determinations were made in good faith, Southeastern and the officer of the Fund shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy; that any other benefits or services provided the Fund were in furtherance of lawful and appropriate obligations of the Fund; and that the commissions paid were within a reasonable range. Such determination shall be based on available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Fund's policies (i) that paying the lowest commission is deemed secondary to obtaining a favorable price and (ii) that the quality, comprehensiveness and frequency of research studies which are provided for the Fund and Southeastern may be useful to Southeastern in performing its services under its Agreement with the Fund but are not subject to precise evaluation. Research services provided by brokers to the Fund or to

     Southeastern are considered to be supplementary to, and not in lieu of services required to be performed by Southeastern.

          4. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgment of Southeastern, better prices and execution may be obtained on a commission basis or from other sources.

          5. Sales of the Fund's shares by a broker are one factor among others to be taken into account in recommending and in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to a broker, provided that the broker shall furnish "best execution", as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's other policies as stated above; and provided further that in every allocation made to a broker in which the sale of Fund Shares is taken into account, there shall be no increase in the amount determined, as set forth in paragraph 3 above, on the basis of best execution plus research services, without taking account of or placing any value upon such sales of Fund shares.

     Investment decisions for the Fund are made independently from those of accounts of other clients advised by Southeastern, but the same security may be held in the portfolios of more than one account, as well as by the Fund. When several accounts and the Fund's portfolio simultaneously purchase or sell the same security, the prices and amounts will be equitably allocated among all accounts. In some situations this procedure could adversely affect the price or quantity of the security available to the Fund, but in other situations the Fund's ability to participate in larger volume transactions may enable it to realize better executions, prices, and lower commissions.

     Brokerage commissions paid for the fiscal years ended December 31, 1996, 1995, and 1994, respectively are: Longleaf Partners Fund -- $2,172,895, $1,681,102, and $1,272,094; Longleaf Partners Small-Cap Fund -- $576,550,
$236,927, and $97,842.

                          DISTRIBUTION OF FUND SHARES

     Shareholders are referred to the Fund's Prospectus for information on the methods of purchasing shares of the Fund and computation of net asset value per share. Shares are available directly from the Fund at net asset value without payment of any sales charge. Shares are also available through authorized broker/dealers upon payment of transaction fees, all of which are retained by the particular broker or dealer.

     Shares of the Fund are continuously issued and redeemed by the Fund. The transfer agent and shareholder servicing agent functions are performed by National Financial Data Services ("NFDS"), an affiliate of State Street Bank and Trust Company, the Funds' custodian bank.

                              TERMS OF AGREEMENTS

     At the Annual Meeting of Shareholders held in June of 1994, new agreements with Southeastern Asset Management, Inc., as the Investment Counsel and separately as the Fund Administrator, were adopted, effective for a period of two years. Thereafter, each must be renewed annually by the affirmative vote of a majority of the outstanding voting securities of the Fund or by a majority of members of the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, as required by the Investment Company Act of 1940. Such Agreements will automatically terminate in the event of assignment as defined in the Investment Company Act of 1940. The Fund may terminate such Agreements, without penalty, upon 60 days' written notice, by a majority vote of its Board of Trustees or by a majority of the outstanding voting securities of the Fund.

                           REDEMPTION OF FUND SHARES

     The Fund has filed an election with the Securities & Exchange Commission in the manner authorized by Rule 18f-1 under the Investment Company Act of 1940, in which each portfolio of the Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. This election to pay not less than $250,000 of each shareholder redemption in cash is irrevocable while Rule 18f-1 is in effect, unless the Securities & Exchange Commission by order upon application permits the withdrawal of such notification of election as being appropriate in the public interest and consistent with the protection of investors. In connection with omnibus accounts, this election applies separately to each beneficial owner rather than to the omnibus account in the aggregate.

     Should the Fund elect to limit its cash payments on redemption to the amounts allowed by this election, the balance of a redemption request in excess of these amounts would be paid through a distribution of portfolio securities. A shareholder who liquidates portfolio securities received in such a distribution would incur brokerage commissions and be subject to prevailing market prices.

                            CUSTODIAN OF FUND ASSETS

     State Street Bank and Trust Company, Boston, Massachusetts, serves as Custodian of the assets of each Fund. Where possible, the Custodian utilizes book entry records with securities depositories, which in turn may have book entry records with transfer agents of the issuers of the securities. With respect to U.S. Government issues, the Custodian may utilize the book entry system of the Federal Reserve System. The Custodian also has the responsibility of collection of the proceeds of securities sold and disbursement of the cost of securities purchased by the Fund.

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Coopers & Lybrand, L.L.P., an international public accounting firm, has served since inception of the Fund as the independent certified public accountants.

                                 LEGAL COUNSEL

     Dechert Price & Rhoads, a law firm with offices in several major cities, including Washington, D.C., Philadelphia, and Boston serves as special legal counsel to the Fund. Charles D. Reaves, Esq., Executive Vice President of the Fund and Vice President & General Counsel of Southeastern Asset Management, Inc., serves as general counsel to the Fund.

                           LIMITATION OF LIABILITY OF
                       SHAREHOLDERS, TRUSTEES AND OTHERS

     Longleaf Partners Funds Trust is a Massachusetts business trust organized on November 26, 1986. The Fund's Declaration of Trust and its By-Laws provide that no Trustee, officer, employee, or agent of the Fund shall be subject to any personal liability to the Fund or its shareholders for any action or failure to act, except for such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the person's duties. The Fund indemnifies each such person against all such losses other than the excepted losses. The agreements between the Fund and, respectively, the Investment Counsel, and the Fund Administrator and Shareholder Servicing Agent all relieve each such entity of liability to the Fund for any act or omission in the course of its performance under the particular agreement, including any mistake of judgment, in the absence of willful misfeasance, bad faith or gross negligence. Information on the contractual term and rights of cancellation of each such agreement is contained in the section entitled "Terms of Agreements".

     Under Massachusetts law, shareholders of a series of a Massachusetts business trust such as the Fund could, in theory, be held personally liable for certain obligations of the particular series. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for such acts or obligations of each series, and this disclaimer is included in contracts between the Fund and third parties. Further, the Declaration of Trust provides for indemnification from the assets of each series for any shareholder liability for applicable acts or obligations should any shareholder be held liable under these provisions for having been a shareholder.

                              FINANCIAL STATEMENTS

     The financial statements for the fiscal year ended December 31, 1996, audited by Coopers & Lybrand, L.L.P., the Fund's independent certified public accountants, are included in the printed Annual Report to Shareholders of each Fund, and such Financial Statements are incorporated herein. Copies of the Financial Statements included in such printed Annual Reports, together with the Report of Independent Accountants dated January 10, 1997, are included in this Statement of Additional Information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
LONGLEAF PARTNERS FUND

We have audited the accompanying statement of assets and liabilities of Longleaf Partners Fund (a series of Longleaf Partners Funds Trust), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, October 31, 1989 and 1988, the two months ended December 31, 1989, and the period from March 24, 1987 (Date of Initial Capitalization) through October 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Longleaf Partners Fund as of December 31, 1996 and the results of its operations, changes in its net assets, and the financial highlights each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 10, 1997

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

           SHARES                                                                      MARKET VALUE
          ---------                        COMMON STOCK (83.9%)                        ------------
BEVERAGES (4.3%)
          2,550,000        The Seagram Company Ltd. ................................   $ 98,812,500
                                                                                       ------------
BUSINESS SERVICES (1.3%)
            595,700        Ecolab, Inc. ............................................     22,413,213
            279,200    *   The Union Corporation....................................      6,386,700
                                                                                       ------------
                                                                                         28,799,913
                                                                                       ------------
ENTERTAINMENT (0.3%)
            171,277    *   Chris-Craft Industries, Inc..............................      7,172,224
                                                                                       ------------
ENVIRONMENTAL SERVICES (2.7%)
            346,900        Safety-Kleen Corp........................................      5,680,487
          1,709,800        WMX Technologies, Inc....................................     55,782,225
                                                                                       ------------
                                                                                         61,462,712
                                                                                       ------------
FINANCIAL SERVICES (2.9%)
          2,363,300        PaineWebber Group, Inc...................................     66,467,813
                                                                                       ------------
FOOD (12.9%)
          2,298,900        Nabisco Holdings Corp....................................     89,369,737
          3,818,000        The Quaker Oats Company..................................    145,561,250
            846,500        Ralston Purina Group Common Stock........................     62,111,938
                                                                                       ------------
                                                                                        297,042,925
                                                                                       ------------
HEALTH CARE (2.7%)
          1,361,700    *   United HealthCare Corporation............................     61,276,500
                                                                                       ------------
INSURANCE BROKERAGE (2.8%)
          3,770,142        Alexander & Alexander Services Inc.......................     65,506,217
                                                                                       ------------
MANUFACTURING (2.1%)
          1,407,000        Louisiana-Pacific Corporation............................     29,722,875
            574,000    *   USG Corporation..........................................     19,444,250
                                                                                       ------------
                                                                                         49,167,125
                                                                                       ------------
MULTI-INDUSTRY (8.5%)
          1,565,000        Alexander & Baldwin, Inc.................................     39,125,000
          3,075,000    *   Phillips Electronics N.V.................................    123,000,000
          1,488,300        Whitman Corporation......................................     34,044,863
                                                                                       ------------
                                                                                        196,169,863
                                                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

           SHARES                                                                       MARKET VALUE
          ---------                                                                    --------------
NATURAL RESOURCES (6.1%)
          1,237,700        The Pioneer Group, Inc. .................................   $   29,395,375
          2,900,000        Rayonier Inc.............................................      111,287,500
                                                                                       --------------
                                                                                          140,682,875
                                                                                       --------------
PROPERTY & CASUALTY INSURANCE (1.0%)
            110,616    *   Alleghany Corp...........................................       23,450,592
                                                                                       --------------
PUBLISHING (12.9%)
          6,341,200        Knight-Ridder, Inc.......................................      242,550,900
            158,300        The Washington Post Company - Class B....................       53,050,287
                                                                                       --------------
                                                                                          295,601,187
                                                                                       --------------
REAL ESTATE (7.5%)
            788,000        Cousins Properties Incorporated..........................       22,162,500
          6,847,791    *   TrizecHahn Corporation...................................      150,651,402
                                                                                       --------------
                                                                                          172,813,902
                                                                                       --------------
RETAIL (0.9%)
            520,000        American Stores Company..................................       21,255,000
                                                                                       --------------
TELECOMMUNICATIONS (5.0%)
          4,966,837    *   360 degrees Communications Company.......................      114,858,106
                                                                                       --------------
TRANSPORTATION (10.0%)
          3,234,800    *   Federal Express Corporation..............................      143,948,600
          1,934,100        Kansas City Southern Industries, Inc.....................       87,034,500
                                                                                       --------------
                                                                                          230,983,100
                                                                                       --------------
          TOTAL COMMON STOCKS (COST $1,479,371,024).................................    1,931,522,554
                                                                                       --------------
SHORT TERM OBLIGATIONS (16.0%)
          Certificate of Deposit - due 8-19-97 at 5.25%.............................           45,000
          Repurchase Agreement with State Street Bank and Trust Company, dated
            12-31-96, due 1-2-97 at 4.75%, collateralized by $20,847,153 U.S.
           Treasury Bond due 2-15-20 (Repurchase proceeds - $20,442,393) (Cost
           $20,437,000).............................................................       20,437,000
          U.S. Treasury Bill, due 2-27-97, yield at date of purchase 4.94%..........      347,323,375
                                                                                       --------------
                                                                                          367,805,375
                                                                                       --------------
TOTAL INVESTMENTS (COST $1,847,176,399)* *...................................   99.9%   2,299,327,929
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...............................    0.1          751,247
                                                                               -----   --------------
NET ASSETS...................................................................  100.0%  $2,300,079,176
                                                                               =====   ==============
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE) BASED ON
  100,652,843 SHARES OUTSTANDING AT DECEMBER 31, 1996...............................           $22.85
                                                                                       ==============

*   Non-income producing security
* * Also represents aggregate cost for Federal income tax purposes

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   STATEMENT OF ASSETS AND LIABILITIES
   AT DECEMBER 31, 1996

ASSETS:

Investments:
  Securities, at market value (cost $1,479,371,024) (Note 1
and Note 7).................................................  $1,931,522,554
  U.S. Treasury Bills.......................................     347,323,375
  Repurchase agreement (Note 6).............................      20,437,000
  Certificate of deposit....................................          45,000
                                                              --------------
          TOTAL INVESTMENTS                                    2,299,327,929
Cash........................................................             263
Dividends and interest receivable...........................       2,530,519
Prepaid assets..............................................         123,498
Insurance reserve premium...................................          52,272
                                                              --------------
          TOTAL ASSETS                                         2,302,034,481
                                                              --------------

LIABILITIES:

Payable for:
  Investment Counsel fee (Note 2)...........................       1,549,488
  Administration fee (Note 3)...............................         195,305
Other accrued expenses......................................         210,512
                                                              --------------
          TOTAL LIABILITIES                                        1,955,305
                                                              --------------
          NET ASSETS                                          $2,300,079,176
                                                              ==============
Composition of net assets:
  Paid-in capital (unlimited number of shares authorized,
     100,652,843 shares outstanding)........................  $1,847,529,846
  Undistributed net investment income.......................         129,189
  Accumulated net realized gain.............................         268,611
  Unrealized appreciation of investments (Note 7)...........     452,151,530
                                                              --------------
          NET ASSETS                                          $2,300,079,176
                                                              ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE) PER SHARE
  ($2,300,079,176 DIVIDED BY 100,652,843 SHARES)............          $22.85
                                                              ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   STATEMENT OF OPERATIONS
   FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
INCOME:
  Dividends.................................................  $ 32,116,678
  Interest..................................................    22,612,971
                                                              ------------
                                                                54,729,649
                                                              ------------
EXPENSES:
  Investment Counsel fee (Note 2)...........................    17,004,356
  Administration fee (Note 3)...............................     2,133,914
  Transfer Agent fee........................................       388,284
  Reimbursable administration expenses (Note 3).............       168,016
  Supplies and postage......................................       154,407
  Registration and filing fees..............................       127,615
  Printing..................................................        77,912
  Trustees' fees............................................        54,946
  Insurance expense.........................................        50,815
  Professional fees.........................................        35,600
  Custodian fee.............................................        34,716
  Miscellaneous.............................................       125,371
                                                              ------------
                                                                20,355,952
                                                              ------------
          Net investment income.............................    34,373,697
                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from securities transactions, net:
     Proceeds from sales....................................   817,198,461
     Cost of securities sold................................   603,525,053
                                                              ------------
          Net realized gain.................................   213,673,408
  Increase in unrealized appreciation for the year, net.....   158,628,871
                                                              ------------
          Net realized and unrealized gain on investments...   372,302,279
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $406,675,976
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                   1996             1995
                                                              --------------   --------------
OPERATIONS:
  Net investment income.....................................  $   34,373,697   $   20,371,114
  Net realized gain on investments..........................     213,673,408       37,694,798
  Net unrealized appreciation for the period................     158,628,871      239,294,987
                                                              --------------   --------------
     Net increase in net assets resulting from operations...     406,675,976      297,360,899
                                                              --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ($0.383 and $0.24 per share,
     respectively)..........................................     (34,349,264)     (20,363,752)
  From net realized gain on investments ($2.381 and $0.444
     per share, respectively)...............................    (213,539,413)     (37,672,942)
                                                              --------------   --------------
     Net decrease in net assets resulting from
       distributions........................................    (247,888,677)     (58,036,694)
                                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares..........................     415,870,054    1,109,962,005
  Net asset value of shares issued to shareholders for
     reinvestment of shareholder distributions..............     234,252,018       54,537,285
  Cost of shares redeemed...................................    (385,297,441)    (280,883,298)
                                                              --------------   --------------
     Net increase in net assets from fund share
       transactions.........................................     264,824,631      883,615,992
                                                              --------------   --------------
     Total increase in net assets...........................     423,611,930    1,122,940,197
NET ASSETS:
  Beginning of year.........................................   1,876,467,246      753,527,049
                                                              --------------   --------------
  End of year (including undistributed net investment income
     of $129,189 and $104,756, respectively)................  $2,300,079,176   $1,876,467,246
                                                              ==============   ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Longleaf Partners Fund (the "Fund") is a series of Longleaf Partners Funds Trust, a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was organized on November 26, 1986 and on March 24, 1987 the initial capitalization of $100,000 was provided by two principals of Southeastern Asset Management, Inc., the Investment Counsel, who received 10,000 shares of beneficial interest in return. The Fund commenced its public offering of shares on April 8, 1987.

The following is a summary of significant accounting policies:

  (a) Valuation of Securities and Repurchase Agreements:

     (1) Portfolio securities listed or traded on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sales price. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices.

     (2) All other portfolio securities for which over-the-counter market quotations are readily available are valued at the midpoint between the closing bid and ask prices. Repurchase agreements are valued at cost which, combined with accrued interest, approximates market. Short-term U.S. Government obligations are valued at amortized cost which approximates current market value.

     (3) When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b) Accounting for Investments:

      The Fund follows industry practice and records security transactions on the day following the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

  (c) Federal Income Taxes:

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. In addition, the Fund intends to make any required distributions to avoid the application of a 4% nondeductible excise tax.

  (d) Distributions to Shareholders:

      Dividends and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2. INVESTMENT COUNSEL AGREEMENT

Southeastern Asset Management, Inc. ("Southeastern") serves as Investment Counsel to the Fund and receives annual compensation from the Fund, computed daily and paid monthly, in accordance with the following schedule:

First $400 million of average daily net assets..............    1.00%
In excess of $400 million...................................     .75%

The Investment Counsel has agreed to reduce its fees on a pro rata basis for services rendered to the extent that the Fund's normal annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) exceed 1.5% of average annual net assets. No such reduction was necessary for the current year.

NOTE 3. FUND ADMINISTRATOR

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Fund, including, among other things, the preparation of all registration statements, prospectuses, tax returns and proxy statements, daily valuation of the Fund's portfolio and calculation of daily net asset value per share. The Fund pays a fee as compensation for these services, accrued daily and paid monthly, of 0.10% per annum of average daily net assets.

Reimbursable administration expenses paid by the Fund to Southeastern consist of a portion of both the computer support charges for computer programs used in processing transactions for the Fund and its shareholders and of the salary of the Fund's Treasurer calculated in accordance with Trustee review and approval.

NOTE 4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the years ended December 31 were as follows:

                                                   1996                          1995
                                        --------------------------   ----------------------------
                                          SHARES         AMOUNT        SHARES          AMOUNT
                                        -----------   ------------   -----------   --------------
     Shares sold......................   18,238,896   $415,870,054    56,015,693   $1,109,962,005
     Reinvestment of shareholder
       distribution...................   10,180,444    234,252,018     2,589,615       54,537,285
     Shares redeemed..................  (16,493,540)  (385,297,441)  (13,874,948)    (280,883,298)
                                        -----------   ------------   -----------   --------------
                                         11,925,800   $264,824,631    44,730,360   $  883,615,992
                                        ===========   ============   ===========   ==============

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period (excluding short-term obligations) aggregated $561,624,924 and $565,682,438, respectively. Total brokerage commissions paid by the Fund during the period were $2,172,895.

NOTE 6. INVESTMENTS IN SHORT-TERM OBLIGATIONS

As excess funds are available, the Fund makes certain short-term investments in cash equivalents, including repurchase agreements. The Fund's custodian bank sells U.S. government securities to the Fund under an agreement to repurchase these securities from the Fund at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a week-end. The Fund, through its custodian, receives delivery of the underlying U.S. government securities as collateral, the market value of which is required to be at least equal to the repurchase price. If the custodian becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. A repurchase agreement of $20,437,000 is included in the statement of assets and liabilities at December 31, 1996.

NOTE 7. UNREALIZED APPRECIATION

Net unrealized appreciation consists of the following:

Unrealized appreciation....................................  $469,426,282
Unrealized depreciation....................................   (17,274,752)
                                                             ------------
                                                             $452,151,530
                                                             ============

NOTE 8. RELATED PARTY SHAREHOLDERS

At December 31, 1996, officers and employees of Southeastern and their families, Fund trustees and the Southeastern retirement plan and other affiliates owned 1,543,076 shares of the Fund, constituting 1.53% of the outstanding shares.

NOTE 9. OTHER PORTFOLIO INFORMATION

At December 31, 1996, the Fund's holdings consisted of at least five percent of the outstanding voting stock of the following companies: 8.4% of Alexander & Alexander Services, Inc., 5.2% of Kansas City Southern Industries, Inc., 6.8% of Knight-Ridder, Inc., and 9.9% of Rayonier Inc.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS FUND
   FINANCIAL HIGHLIGHTS

The following condensed financial information, including total returns, has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The audit report on the 1996 financial statements issued by Coopers & Lybrand L.L.P. appears in this report and should be read in conjunction with this condensed financial information. The presentation is for a share outstanding throughout each period.

                                                 NET GAINS
                                                    OR
                                                 (LOSSES)
                          NET                       ON                                  DISTRI-              NET
                         ASSET                  SECURITIES      TOTAL      DIVIDENDS    BUTIONS             ASSET
                         VALUE        NET        REALIZED        FROM       FROM NET     FROM      TOTAL    VALUE
                       BEGINNING   INVESTMENT       AND       INVESTMENT   INVESTMENT   CAPITAL   DISTRI-   END OF   TOTAL
                       OF PERIOD     INCOME     UNREALIZED    OPERATIONS     INCOME      GAINS    BUTIONS   PERIOD   RETURN
                       ---------   ----------   -----------   ----------   ----------   -------   -------   ------   ------
Year ended December
 31,
   1996..............   $21.15        $.37        $ 4.09        $ 4.46       $ (.38)    $(2.38)   $(2.76)   $22.85    21.02%
   1995..............    17.13         .30          4.40          4.70         (.24)      (.44)     (.68)    21.15    27.50%
   1994..............    16.92         .21          1.30          1.51         (.16)     (1.14)    (1.30)    17.13     8.96%
   1993..............    14.70         .10          3.16          3.26         (.09)      (.95)    (1.04)    16.92    22.20%
   1992..............    13.34         .07          2.65          2.72         (.07)     (1.29)    (1.36)    14.70    20.47%
   1991..............    10.21         .05          3.93          3.98         (.06)      (.79)     (.85)    13.34    39.19%
   1990..............    12.62         .13         (2.16)        (2.03)        (.15)      (.23)     (.38)    10.21   (16.35)%
Two months ended
 December 31,
 1989................    14.30         .03          (.10)         (.07)        (.08)     (1.53)    (1.61)    12.62    (0.47)%(1)
Year ended
 October 31,
   1989..............    11.25         .18          3.00          3.18         (.13)         -      (.13)    14.30    28.38%
   1988..............     8.69         .14          2.50          2.64         (.08)         -      (.08)    11.25    30.69%
March 24, 1987
 (Date of Initial
 Capitalization)
 through October 31,
 1987................    10.00         .11         (1.42)        (1.31)           -          -         -      8.69   (13.14)%(1)


                                     RATIO OF
                                     EXPENSES    RATIO OF
                       NET ASSETS       TO          NET
                         END OF      AVERAGE     INCOME TO    PORTFOLIO    AVERAGE
                         PERIOD        NET        AVERAGE     TURNOVER    COMMISSION
                       (THOUSANDS)    ASSETS    NET ASSETS      RATE      RATE PAID
                       -----------   --------   -----------   ---------   ----------
Year ended December
 31,
   1996..............  $2,300,079      0.95%        1.61%        33.18%    $0.0750(3)
   1995..............   1,876,467      1.01%        1.45%        12.60%
   1994..............     753,527      1.17%        1.18%        27.39%
   1993..............     397,282      1.26%         .63%        19.12%
   1992..............     243,678      1.29%         .50%        29.12%
   1991..............     177,878      1.30%         .42%        45.11%
   1990..............     129,643      1.32%        1.13%        52.45%
Two months ended
 December 31,
 1989................     148,680      1.31%*       1.73%*        6.67%
Year ended
 October 31,
   1989..............     139,608      1.35%        1.37%        57.72%
   1988..............      50,676      1.50%(2)     1.40%        92.68%
March 24, 1987
 (Date of Initial
 Capitalization)
 through October 31,
 1987................      25,787      1.50%*(2)     1.61%*      70.00%

  * Annualized
(1) Aggregate; not annualized.
(2) Before expense limitation fee waiver, this ratio was 1.64% and 1.83% for the 1988 and 1987 periods, respectively.
(3) Not applicable for prior periods.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
LONGLEAF PARTNERS SMALL-CAP FUND

We have audited the accompanying statement of assets and liabilities of Longleaf Partners Small-Cap Fund (a series of Longleaf Partners Funds Trust), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, the two months ended December 31, 1989, and the period from December 28, 1988 (Date of Initial Capitalization) through October 31, 1989. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned and securities purchased but not received as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Longleaf Partners Small-Cap Fund as of December 31, 1996 and the results of its operations, changes in its net assets, and the financial highlights each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                          COOPERS & LYBRAND L.L.P.

                                          COOPERS & LYBRAND L.L.P.


Boston, Massachusetts
January 10, 1997

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

          SHARES                                                                       MARKET VALUE
          -------                      COMMON STOCK (96.6%)                            ------------
ADVERTISING (2.1%)
           21,020        Grey Advertising Inc. - Class A............................   $  5,318,060
                                                                                       ------------
BANKING (3.8%)
          225,000        Bay View Capital Corp......................................      9,534,375
                                                                                       ------------
BEVERAGES (1.5%)
          195,000    *   Celestial Seasonings, Inc..................................      3,851,250
                                                                                       ------------
BUSINESS SERVICES (6.4%)
          370,000    *   Pinkerton's, Inc...........................................      9,296,250
          300,000    *   The Union Corporation .....................................      6,862,500
                                                                                       ------------
                                                                                         16,158,750
                                                                                       ------------
COMMERCIAL LIGHTING (1.2%)
          148,900        Thomas Industries, Inc.....................................      3,108,288
                                                                                       ------------
FINANCIAL SERVICES (9.5%)
          200,400        Duff & Phelps Credit Rating Co.............................      4,834,650
          351,200    *   White River Corporation....................................     19,140,400
                                                                                       ------------
                                                                                         23,975,050
                                                                                       ------------
FOOD (0.7%)
          100,000        GoodMark Foods, Inc........................................      1,650,000
                                                                                       ------------
FURNITURE (2.2%)
          723,000    *   Rhodes, Inc. ..............................................      5,603,250
                                                                                       ------------
HEALTH CARE (5.3%)
          1,025,000  *   Healthsource, Inc. ........................................     13,453,125
                                                                                       ------------
INDUSTRIAL EQUIPMENT (0.2%)
          231,400    *   Baldwin Technology Company, Inc. - Class A.................        578,500
                                                                                       ------------
INVESTMENT MANAGEMENT COMPANIES (4.8%)
          164,000    *   Lexington Global Asset Managers, Inc. .....................      1,028,125
          416,000        United Asset Management Corporation........................     11,076,000
                                                                                       ------------
                                                                                         12,104,125
                                                                                       ------------
MANUFACTURING (15.5%)
          850,000    *   American Safety Razor Company..............................     11,900,000
          392,400        AMETEK, Inc................................................      8,730,900
          173,200        Franklin Electric Co., Inc.................................      8,097,100
          393,000        Zurn Industries, Inc.......................................     10,267,125
                                                                                       ------------
                                                                                         38,995,125
                                                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

           SHARES                                                                      MARKET VALUE
          ---------                                                                    ------------
MISCELLANEOUS (1.6%)
            104,152        Seafield Capital Corporation.............................   $  4,035,890
                                                                                       ------------
NATURAL RESOURCES (3.5%)
            374,000        The Pioneer Group, Inc...................................      8,882,500
                                                                                       ------------
PROPERTY & CASUALTY INSURANCE (11.3%)
             34,680    *   Alleghany Corporation....................................      7,352,160
            642,500        Hilb, Rogal and Hamilton Company.........................      8,513,125
             28,200    *   Markel Corporation.......................................      2,538,000
            165,000        Orion Capital Corporation................................     10,085,625
                                                                                       ------------
                                                                                         28,488,910
                                                                                       ------------
PUBLISHING (1.5%)
            110,000        Plenum Publishing Corporation............................      3,850,000
                                                                                       ------------
REAL ESTATE (19.2%)
          1,050,000    *   Catellus Development Corporation.........................     11,943,750
            385,000        Cousins Properties Incorporated..........................     10,828,125
            478,000    *   IHOP Corp................................................     11,292,750
            649,600    *   TrizecHahn Corporation...................................     14,291,200
                                                                                       ------------
                                                                                         48,355,825
                                                                                       ------------
RESTAURANTS (1.5%)
            290,000    *   VICORP Restaurants, Inc..................................      3,842,500
                                                                                       ------------
RETAIL (0.9%)
            120,000        Delchamps, Inc...........................................      2,325,000
                                                                                       ------------
TELECOMMUNICATIONS (3.8%)
            610,459    *   Vanguard Cellular Systems, Inc. -- Class A...............      9,614,729
                                                                                       ------------
          TOTAL COMMON STOCKS (COST $192,789,051)...................................    243,725,252
                                                                                       ------------
SHORT TERM OBLIGATIONS (3.3%)
          Repurchase Agreement with State Street Bank and Trust Company, dated
            12-31-96, due 1-2-97 at 4.75%, collateralized by $8,361,291 U.S.
           Treasury Bond due 2-15-20 (Repurchase proceeds-$8,195,162) (Cost
           $8,193,000)..............................................................      8,193,000
                                                                                       ------------
TOTAL INVESTMENTS (COST $200,982,051)* *.....................................   99.9%   251,918,252
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...............................    0.1        238,705
                                                                               -----   ------------
NET ASSETS...................................................................  100.0%  $252,156,957
                                                                               =====   ============
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE) BASED ON
  14,121,918 SHARES OUTSTANDING AT DECEMBER 31, 1996................................         $17.86
                                                                                           ========

*   Non-income producing security
* * Also represents aggregate cost for Federal income tax purposes

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   STATEMENT OF ASSETS AND LIABILITIES
   AT DECEMBER 31, 1996

ASSETS:

Investments:
  Securities, at market value (cost $192,789,051) (Note 1
     and Note 7)............................................  $243,725,252
  Repurchase agreement (Note 6).............................     8,193,000
                                                              ------------
          TOTAL INVESTMENTS                                    251,918,252
Cash........................................................           568
Receivables:
  Securities sold...........................................       395,163
  Dividends and interest....................................       267,754
Prepaid assets..............................................        20,621
Insurance reserve premium...................................         7,274
                                                              ------------
          TOTAL ASSETS                                         252,609,632
                                                              ------------

LIABILITIES:

Payable for:
  Securities purchased......................................       164,320
  Investment Counsel fee (Note 2)...........................       203,354
  Administration fee (Note 3)...............................        20,335
Other accrued expenses......................................        64,666
                                                              ------------
          TOTAL LIABILITIES                                        452,675
                                                              ------------
          NET ASSETS                                          $252,156,957
                                                              ============
Composition of net assets:
  Paid-in capital (unlimited number of shares authorized,
     14,121,918 shares outstanding).........................  $201,119,380
  Undistributed net investment income.......................         4,598
  Accumulated net realized gain.............................        96,778
  Unrealized appreciation of investments (Note 7)...........    50,936,201
                                                              ------------
          NET ASSETS                                          $252,156,957
                                                              ============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE) PER SHARE
  ($252,156,957 DIVIDED BY 14,121,918 SHARES)...............        $17.86
                                                                   =======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   STATEMENT OF OPERATIONS
   FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
INCOME:
  Dividends.................................................   $2,115,108
  Interest..................................................      328,269
                                                              -----------
                                                                2,443,377
                                                              -----------
EXPENSES:
  Investment counsel fee (Note 2)...........................    1,735,200
  Administration fee (Note 3)...............................      173,520
  Registration and filing fees..............................       59,945
  Transfer agent fee........................................       31,520
  Trustees' fees............................................       27,473
  Printing..................................................       22,553
  Custodian fee.............................................       20,558
  Reimbursable administration expenses (Note 3).............       15,838
  Supplies and postage......................................       13,061
  Professional fees.........................................       12,588
  Insurance expense.........................................        6,374
  Miscellaneous.............................................       18,984
                                                              -----------
                                                                2,137,614
                                                              -----------
          Net investment income.............................      305,763
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from securities transactions, net:
     Proceeds from sales....................................   47,196,026
     Cost of securities sold................................   33,779,854
                                                              -----------
          Net realized gain.................................   13,416,172
  Increase in unrealized appreciation for the year, net.....   33,330,915
                                                              -----------
          Net realized and unrealized gain on investments...   46,747,087
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $47,052,850
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                  1996            1995
                                                              ------------    ------------
OPERATIONS:
  Net investment income.....................................  $    305,763    $  1,025,608
  Net realized gain on investments..........................    13,416,172      10,013,505
  Net unrealized appreciation for the period................    33,330,915      10,269,885
                                                              ------------    ------------
     Net increase in net assets resulting from operations...    47,052,850      21,308,998
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investments ($1.005 and $1.166
     per share, respectively)...............................   (13,335,532)    (10,015,944)
  From net investment income ($0.0236 and $0.118 per share,
     respectively)..........................................      (313,153)     (1,013,621)
                                                              ------------    ------------
     Net decrease in net assets resulting from
       distributions........................................   (13,648,685)    (11,029,565)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares..........................   108,358,068      54,528,065
  Net asset value of shares issued to shareholders for
     reinvestment of shareholder distributions..............    12,582,527      10,605,812
  Cost of shares redeemed...................................   (38,164,599)    (39,045,822)
                                                              ------------    ------------
     Net increase in net assets from fund share
       transactions.........................................    82,775,996      26,088,055
                                                              ------------    ------------
     Total increase in net assets...........................   116,180,161      36,367,488
NET ASSETS:
  Beginning of year.........................................   135,976,796      99,609,308
                                                              ------------    ------------
  End of year (including undistributed net investment income
     of $4,598 and $11,988, respectively)...................  $252,156,957    $135,976,796
                                                              ============    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Longleaf Partners Small-Cap Fund (the "Fund") is a series of Longleaf Partners Funds Trust, a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was formed on December 21, 1988, and on December 28, 1988 the initial capitalization of $1,500,000 was provided by two principals of Southeastern Asset Management, Inc., the Investment Counsel, who received 150,000 shares of beneficial interest in return. The Fund commenced its public offering of shares on February 21, 1989.

The following is a summary of significant accounting policies:

  (a) Valuation of Securities and Repurchase Agreements:

     (1) Portfolio securities listed or traded on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sales price. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices.

     (2) All other portfolio securities for which over-the-counter market quotations are readily available are valued at the midpoint between the closing bid and ask prices. Repurchase agreements are valued at cost which, combined with accrued interest, approximates market.

     (3) When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b) Accounting for Investments:

      The Fund follows industry practice and records security transactions on the day following the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

  (c) Federal Income Taxes:

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. In addition, the Fund intends to make any required distributions to avoid the application of a 4% nondeductible excise tax.

  (d) Distributions to Shareholders:

      Dividends and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2. INVESTMENT COUNSEL AGREEMENT

Southeastern Asset Management, Inc. ("Southeastern") serves as Investment Counsel to the Fund and receives annual compensation from the Fund, computed daily and paid monthly, in accordance with the following schedule:

First $400 million of average daily net assets..............    1.00%
In excess of $400 million...................................     .75%

The Investment Counsel has agreed to reduce its fees on a pro rata basis for services rendered to the extent that the Fund's normal annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) exceed 1.5% of average annual net assets. No such reduction was necessary for the current period.

NOTE 3. FUND ADMINISTRATOR

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Fund, including, among other things, the preparation of all registration statements, prospectuses, tax returns and proxy statements, daily valuation of the Fund's portfolio and calculation of daily net asset value per share. The Fund pays a fee as compensation for these services, accrued daily and paid monthly, of 0.10% per annum of average daily net assets.

Reimbursable administration expenses paid by the Fund to Southeastern consist of a portion of both the computer support charges for computer programs used in processing transactions for the Fund and its shareholders and of the salary of the Fund's Treasurer calculated in accordance with Trustee review and approval.

NOTE 4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the years ended December 31 were as follows:

                                                       1996                        1995
                                             -------------------------   ------------------------
                                               SHARES        AMOUNT        SHARES       AMOUNT
                                             ----------   ------------   ----------   -----------
     Shares sold...........................   6,357,663   $108,358,068    3,818,992   $54,528,065
     Shares redeemed.......................  (2,348,601)   (38,164,599)     734,983    10,605,812
     Reinvestment of shareholder
       distribution........................     706,090     12,582,527   (2,650,508)  (39,045,822)
                                             ----------   ------------   ----------   -----------
                                              4,715,152   $ 82,775,996    1,903,467   $26,088,055
                                             ==========   ============   ==========   ===========

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period (excluding short term obligations) aggregated $112,741,793 and $47,196,026, respectively. Total brokerage commissions paid by the Fund during the period were $576,550.

NOTE 6. INVESTMENTS IN SHORT-TERM OBLIGATIONS

As excess funds are available, the Fund makes certain short term investments in cash equivalents, including repurchase agreements. The Fund's custodian bank sells U.S. government securities to the Fund under an agreement to repurchase these securities from the Fund at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a week-end. The Fund, through its custodian, receives delivery of the underlying U.S. government securities as collateral, the market value of which is required to be at least equal to the repurchase price. If the custodian becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. A repurchase agreement of $8,193,000 is included in the statement of assets and liabilities at December 31, 1996.

NOTE 7. UNREALIZED APPRECIATION

Net unrealized appreciation consists of the following:

Unrealized appreciation.....................................  $56,813,222
Unrealized depreciation.....................................   (5,877,021)
                                                              -----------
                                                              $50,936,201
                                                              ===========

NOTE 8. RELATED PARTY SHAREHOLDERS

At December 31, 1996, Mr. O. Mason Hawkins, Chairman of the Board and Chief Executive Officer of Southeastern and of the Fund, owned 903,082 shares of the Fund, constituting 6.4% of the outstanding shares; Mr. W. Reid Sanders, a director and Executive Vice President of Southeastern and a member of the Board of Trustees and President of the Fund, owned 451,171 shares of the Fund, constituting 3.2% of the outstanding shares. Officers and employees of Southeastern and their families, Fund trustees and the Southeastern retirement plan and other affiliates owned an additional 892,535 shares, constituting 6.3% of the outstanding shares.

NOTE 9. OTHER PORTFOLIO INFORMATION

At December 31, 1996, the Fund's holdings consisted of at least five percent of the outstanding class of common stock of the following companies: 7.0% of American Safety Razor Company, 5.0% of IHOP Corp., 7.9% of Rhodes, Inc., 5.2% of The Union Corporation, and 7.2% of White River Corporation.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS SMALL-CAP FUND
   FINANCIAL HIGHLIGHTS

The following condensed financial information, including total returns, has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The audit report on the 1996 financial statements issued by Coopers & Lybrand L.L.P. appears in this report and should be read in conjunction with this condensed financial information. The presentation is for a share outstanding throughout each period.

                                                NET GAINS
                                                    OR
                          NET                   (LOSS) ON                              DISTRI-              NET
                         ASSET        NET       SECURITIES     TOTAL      DIVIDENDS    BUTIONS             ASSET
                         VALUE     INVESTMENT    REALIZED       FROM       FROM NET     FROM      TOTAL    VALUE
                       BEGINNING     INCOME        AND       INVESTMENT   INVESTMENT   CAPITAL   DISTRI-   END OF   TOTAL
                       OF PERIOD     (LOSS)     UNREALIZED   OPERATIONS     INCOME      GAINS    BUTIONS   PERIOD   RETURN
                       ---------   ----------   ----------   ----------   ----------   -------   -------   ------   ------
Year ended
 December 31,
   1996..............   $ 14.46      $ .03        $ 4.40      $  4.43       $ (.02)    $(1.01)   $ (1.03)  $17.86    30.64%
   1995..............     13.28        .12          2.35         2.47         (.12)     (1.17)     (1.29)   14.46    18.61%
   1994..............     13.49       (.03)          .52          .49            -       (.70)      (.70)   13.28     3.64%
   1993..............     11.40       (.06)         2.32         2.26            -       (.17)      (.17)   13.49    19.83%
   1992..............     10.67       (.01)          .74          .73            -          -          -    11.40     6.87%
   1991..............      8.50        .06          2.17         2.23         (.06)         -       (.06)   10.67    26.31%
   1990..............     12.87        .40         (4.18)       (3.78)        (.36)      (.23)      (.59)    8.50   (30.05)%
Two months ended
 December 31, 1989...     13.02        .04           .22          .26         (.05)      (.36)      (.41)   12.87     2.10%(1)
December 28, 1988
 (Date of Initial
 Capitalization)
 through October 31,
 1989................     10.00        .17          2.94         3.11         (.09)         -       (.09)   13.02    31.13%(1)


                                     RATIO OF
                                     EXPENSES    RATIO OF
                       NET ASSETS       TO      NET INCOME
                         END OF      AVERAGE     (LOSS) TO    PORTFOLIO    AVERAGE
                         PERIOD        NET        AVERAGE     TURNOVER    COMMISSION
                       (THOUSANDS)    ASSETS    NET ASSETS      RATE      RATE PAID
                       -----------   --------   -----------   ---------   ----------
Year ended
 December 31,
   1996..............   $252,157       1.23%         .18%        27.97%    $0.0605(3)
   1995..............    135,977       1.30%         .84%        32.95%
   1994..............     99,609       1.38%        (.22)%       19.79%
   1993..............     85,087       1.45%        (.45)%       14.37%
   1992..............     62,181       1.45%        (.03)%       25.80%
   1991..............     60,354       1.43%         .60%        65.18%
   1990..............     47,894       1.43%        3.48%        14.93%
Two months ended
 December 31, 1989...     52,176       1.47%*       1.60%*        3.96%
December 28, 1988
 (Date of Initial
 Capitalization)
 through October 31,
 1989................     43,860       1.50%*(2)     1.63%*      20.47%

  * Annualized
(1) Aggregate; not annualized.
(2) Before expense limitation fee waiver, this ratio was 1.59%.
(3) Not applicable for prior periods.

                         LONGLEAF PARTNERS REALTY FUND

                                     PART A

                     INFORMATION REQUIRED IN THE PROSPECTUS

                         LONGLEAF PARTNERS REALTY FUND

                                  a Series of

                         LONGLEAF PARTNERS FUNDS TRUST

                               Investment Counsel
                      SOUTHEASTERN ASSET MANAGEMENT, INC.
                          6075 Poplar Ave., Suite 900
                               Memphis, TN 38119
                         (800) 445-9469 (901) 761-2474



               Longleaf Partners Realty Fund (the
               "Fund" or the "Realty Fund") is a
LOGO           series of Longleaf Partners Funds
               Trust, a Massachusetts business
trust. The Realty Fund is a non-diversified, open-end management investment company.

The Fund's fundamental investment objective is to obtain maximum total return over the long term through investment primarily in real estate oriented companies. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of a limited number of companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by the Investment Counsel to have unrecognized intrinsic value. The Fund may also invest up to 35% of its total assets in equity or debt securities of companies engaged in any business, in money market instruments, and in options, financial futures, and currency contracts. Investments are selected based upon the potential for long term capital growth or the realization of high current income, consistent with the overall objective of maximizing total return.

The Fund's investment objective is suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in share values. The Fund is not intended for investors seeking short-term price appreciation or for "market timers."

The minimum initial investment is $10,000 and shares may be purchased directly from the Fund without payment of any sales charges. There are no "12b-1" fees or redemption fees. Purchases may also be made through an authorized brokerage firm, which may charge a transaction fee.
The Prospectus sets forth concisely the informa-tion that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. More detailed disclosure is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available upon request without charge by telephoning or writing Southeastern Asset Management, Inc., at the address shown above. The Statement of Additional Information, dated the date of this Prospectus, is incorporated herein by reference.

Shareholder inquiries about account status and redemption procedures should be directed to the transfer agent by calling (800) 488-4191. Inquiries about other Fund operations may be directed to Southeastern Asset Management, Inc. by calling (901) 761-2474.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN SUCH SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

                 The date of this Prospectus is March 24, 1997
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Expenses                2
Financial Highlights         3

INFORMATION ON INVESTMENT
OBJECTIVES AND PHILOSOPY     3
Types of Investments
 Equity Securities           4
 Real Estate Investment
  Trusts                     5
 Fixed Income Securites      5
 Restricted and Illiquid
  Securities                 5
 Foreign Securities          6
 Cash Reserves               6
Investment Techniques        6
Risk Factors                 8
Diversification and
 Portfolio Turnover          9

INFORMATION ON MANAGEMENT
AND ADMINISTRATION
 Portfolio Managers          9
 Trustees and Officers       9,10
 Investment Counsel Fees     11
 Fund Administrator          11

HOW TO OPEN AN ACCOUNT
 Regular Accounts            12
 Individual Retirement
   Accounts                  12

HOW TO PURCHASE SHARES
 By Mail                     12
 By Automatic Monthly
   Investment                12
 By Wire                     12
 Certificates                13
 Telephone Subscriptions
   by Broker/Dealers         13

How to Redeem Shares
 Procedures                  13
 Redemption Price & Fees     13
 By Mail                     13
 By Telephone                14
 Signature Guarantee         14
 Other Information           14

OTHER SHAREHOLDER SERVICES
 Confirmation and Reports    14
 Transfer Agent              14

HOW SHARES ARE PRICED
 Offering Price              14
 Computation of
   Net Asset Value           14

DISTRIBUTIONS AND TAXES
 Dividends and Capital
   Gains Distributions       15
 Taxes                       15

ADDITIONAL INFORMATION
 Significance of Fund Name   16
 Allocation of
   Portfolio Brokerage       16
 Investment Performance
   Information               16
 Massachusetts Business
   Trust Provisions          17
 Code of Ethics              17
 Exceptions to Investment
   Minimum                   17

APPENDIX                     18

                                 FUND EXPENSES

Expenses are one of several factors to consider when investing in a mutual fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses that shareholders of the Fund will bear directly or indirectly.



SHAREHOLDER TRANSACTION EXPENSES
  Sales Load Imposed on Purchases                                                None
  Sales Load Imposed on Reinvested Dividends                                     None
  Deferred Sales Load                                                            None
  Redemption Fee                                                                 None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees                                                                1.000%
  Reimbursement                                                                 (.107)%
                                                                                ------
  Net Management Fees                                                            .893%

  12b-I Fees                                                                     None
  Other Expenses
    Administration                                                               .100%
    Shareholder Services - Transfer Adjust                                       .018%

    All Other Operating Expenses*                                                .489%
  Total Fund Operating Expenses*                                                1.500%


EXAMPLE*
You would pay the following expenses on a             1 Year                     $ 15
$1,000 investment, assuming a 5% annual return        3 Years                    $ 47
and either redemption or no redemption at the         5 Years                    $ 82
end of each time period.                              10 Years                   $179


  * Total Fund operating expenses are limited by contractual agreement to a maximum of 1.5% per annum. Please remember that the Example should not be considered as representative of past or future expenses and that actual expenses may be higher or lower than those shown. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period as follows:

The Fund was initially capitalized January 2, 1996. The following condensed financial information, including total returns, has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The audit report on the 1996 financial statements issued by Coopers & Lybrand L.L.P. appearing in the Annual Report to Shareholders and in the Statement of Additional Information should be read in conjunction with this condensed financial information. The presentation is for a share outstanding throughout the year.

Net Asset Value, Beginning of Year..........................  $  10.00
Income from Investment Operations:
  Net Investment Income.....................................       .16
  Net Gains or Losses on Securities (both realized and
     unrealized)............................................      3.91
                                                              --------
  Total From Investment Operations..........................      4.07
                                                              --------
Less Distributions:
  Dividends from net investment income......................     (.04)
  Distributions from capital gains..........................     (.05)
  Return of capital.........................................     (.01)
                                                              --------
                                                                 (.10)
                                                              --------
Net Asset Value, End of Year................................  $  13.97
                                                              ========
Total Return................................................     40.69%(1)
Ratios/Supplemental Data:
  Net Assets, End of Year (000's)...........................  $156,009
  Ratio of Expenses to Average Net Assets...................      1.50%(2)
  Ratio of Net Income to Average Net Assets.................       .92%(3)
  Portfolio Turnover Rate...................................      4.28%
  Average commission rate paid..............................  $ 0.0613

---------------

(1) Aggregate; not annualized.

(2) Before expense limitation fee waiver, this ratio was 1.60%.

(3) Before expense limitation fee waiver, this ratio was .82%.

              INFORMATION ON INVESTMENT OBJECTIVES AND PHILOSOPHY

INVESTMENT COUNSEL. Southeastern Asset Management, Inc., ("Southeastern"), located in Memphis, Tennessee, is the Fund's Investment Counsel. The firm has been engaged since 1975 in the management of securities portfolios for ERISA and government retirement plans, charitable and educational endowments, and individuals. The firm, owned and controlled by its principal officers, has more than $6 billion in client assets under management.

INVESTMENT OBJECTIVE. The fundamental investment objective of Longleaf Partners Realty Fund is to obtain maximum total return over the long term through investment primarily in real estate oriented companies. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of a limited number of companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by the Investment Counsel to have unrecognized intrinsic value. The Fund may also invest up to 35% of its total assets in equity or debt securities of companies engaged in any business, in money market instruments, and in options, financial futures, and currency contracts, as described in more detail on pages 7 and 8. Investments are selected based upon the potential for long term capital growth or the realization of high current income, consistent with the overall objective of maximizing total return.

DEFINITION OF COMPANIES IN THE REAL ESTATE INDUSTRY. A company is considered to be in the real estate industry (residential, commercial or industrial) or a related industry if it satisfies one of the following tests:

1. Revenues and Net Profits. At least 50% of the company's gross revenues or net profits is derived from construction, ownership, management, operation, financing, sales, or development of real estate, or from the extraction of timber or minerals from real estate owned or leased by the company either as a lessor or as a lessee under a lease granting the designated development or extraction rights, or from businesses which have a clear relationship to the ownership, management, use, operation, or development of real estate or appurtenances to real estate.

2. Valuation of Assets. At least 50% of the company's appraised value, as determined by the Investment Counsel using its established appraisal procedures for determining intrinsic value, is attributable to the current appraised value of real estate owned or leased by the company either as lessor or as lessee, to the current appraised value of timber or minerals on such real estate, or to the current appraised value of the stream of fees or revenues to be derived from the management or operation of real estate or to the rights to extract timber or minerals from real estate.

Under the above definitions, at least 65% of the Fund's assets will be invested in companies such as real estate investment trusts; manufacturers and distributors of construction materials, equipment and building supplies; financial institutions which make or service mortgages on real estate; hotel and hotel management companies; retail chains; railroads; and lumber, paper, forest product, timber, mining and oil companies as well as other similar types of companies which have a clear relationship to real estate or the real estate industry. A company which is engaged in one or more businesses outside the real estate industry will be considered to be in the real estate industry for purposes of evaluating compliance with the Fund's investment objective if it satisfies one of the above tests.

POLICY ON INDUSTRY CONCENTRATION. With the exception of issuers in the real estate or related industries, the Fund will not invest as much as 25% of its net assets in securities of issuers in any one industry. As described in the prior section, the Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of its investment objective and its policy on industry concentration. This concentration policy will not limit the Fund's purchase of obligations issued by the U.S. Government and its agencies or instrumentalities, or cash equivalents (which will not be used to concentrate investments in a single industry other than real estate).

INVESTMENT PHILOSOPHY. Southeastern believes that superior long-term performance can be achieved when positions in financially strong, well-managed companies are acquired at prices significantly below their business value and are sold when they approach their corporate worth. Using this approach, Southeastern views stocks as ownership units in business enterprises. Corporate intrinsic value is determined through careful securities anal-ysis and the use of established disciplines consistently applied over long periods of time. Stocks which can be identified and purchased at a price significantly discounted from their intrinsic worth not only protect investment capital from significant loss but also facilitate major rewards when the true business value is ultimately recognized.

DETERMINATION OF INTRINSIC VALUE. Southeastern's investment analysts determine the appraised per share corporate worth of potential investments using current, publicly available financial statements. These are carefully scrutinized and two primary methods of appraisal are applied. The first assesses what Southeastern believes to be the real economic value of the company's net assets. The second approach examines the enterprise's ability to generate free cash flow after required or maintenance capital expenditures. After free cash flow is determined, conservative projections about its rate of future growth are made. The present value of that stream of free cash flow plus its terminal value is then calculated using a discount rate based on expected interest rates.

If Southeastern's calculations are accurate, that present value would be the price which buyers and sellers negotiating at arms length would accept for the whole company. In a concluding analysis, the asset value determination and/or the discounted free cash flow value are compared to Southeastern's data base of business transactions of comparable corporations.

Other considerations used in selecting potential investments include the following:

  -- INDICATIONS OF SHAREHOLDER ORIENTED MANAGEMENT. In selecting portfolio investments, Southeastern seeks companies having properly incented, ownership vested managements who are honest, shareholder oriented, operationally competent individuals whom it believes are capable of allocating corporate resources intelligently and who would make exemplary long-term business partners.

  -- EVIDENCE OF FINANCIAL STRENGTH. Southeastern requires that companies held in the portfolio have sound financial statements and excess free cash flow produced through operations.

  -- POTENTIAL EARNINGS IMPROVEMENT. The company should be capable of producing both a meaningful improvement in earnings within three to five years and an adequate return on its invested capital.

A particular investment may not include all of the above factors, but Southeastern must be convinced that significant unrealized intrinsic value is present as the result of a substantial market discount or expected above average returns.

                              TYPES OF INVESTMENTS

EQUITY SECURITIES. Equity securities in which the Realty Fund may invest include common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.

REAL ESTATE INVESTMENT TRUSTS. The Fund is authorized to invest in the equity securities of real estate investment trusts or "REITs." A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 95% or more of its otherwise taxable income.

FIXED INCOME SECURITIES. The Realty Fund may invest a maximum of 25% of its net assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies, and preferred stock of such companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ("Moody's") or lower than BBB by Standard and Poors Corporation ("S&P")) are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the following risks associated with high yield, high risk securities before investing in the Fund.

High yield securities may be regarded as speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any recession could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities. See the Appendix for additional information about the classifications of investment grade and non-investment grade debt and preferred stocks.

Included within the above investments are mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"). Investing in mortgage-backed securities, a form of derivative, involves certain unique risks in addition to those associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effect of prepayments on mortgage cash flows and returns.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest a maximum of 15% of its net assets in restricted securities (securities which are not registered or which are not deemed to be readily marketable) and all other illiquid securities, including repurchase agreements with maturities of more than seven days. Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of and, in accordance with guidelines established by the Board of Trustees to determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs that are not listed on a major stock exchange, options sold in the over-the-counter market, and forward foreign currency contracts which are not exchange traded.

Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Trustees of the Fund in good faith deems appropriate to reflect their fair market value.

FOREIGN SECURITIES. The Fund may invest up to 20% of total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. The Fund may be subject to additional investment risks for these securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

CASH RESERVES. The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If Southeastern has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund's assets may also be invested temporarily in money market instruments. Cash reserves in excess of 35% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor such as the Fund purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the Investment Counsel will evaluate and monitor the credit-worthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or Standard & Poor's, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).

                             INVESTMENT TECHNIQUES

The Realty Fund is authorized to use the following investment techniques, subject to the accompanying restrictions. Although these techniques or strategies are used regularly by some investment companies, Southeastern expects that the Fund's use of these techniques will not be routine and will be limited to special situations.

BORROWING. The Fund may borrow up to 30% of the value of its assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

OPTIONS ON SECURITIES AND STOCK INDICES. The Fund may write (i.e., sell) put and call options and purchase put and call options on securities or stock indices. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the

Fund maintains collateral consisting of cash, liquid money market instruments, or U.S. government securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund will enter into forward contracts under the following circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when it is believed that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as "cross-hedging." The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

The Fund will not enter into forward foreign currency contracts if, as a result, the Fund will have more than 15% of the value of its net assets committed to the consummation of such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities.

RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS. Options, futures, and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event, would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of liquid money market instruments, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily market-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities.

SHORT SALES. The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash, liquid money market instruments or U.S. government securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box"), the above requirements are not applicable.

                                  RISK FACTORS

The risks related to the particular types of securities in which the Realty Fund may invest and the investment techniques which it may use are discussed in the preceding sections describing those securities and techniques. In addition, the following general investment risks should be considered.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of companies engaged in the real estate industry or in businesses related to the real estate industry. Because the Fund will be concentrated in this industry, the Fund may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, and increase in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in many different industries.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income.

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the Fund's price per share will vary based upon general market conditions. There is no assurance that the investment objectives of the Fund can be achieved, and the value of your investment as a shareholder upon redemption may be more or less than the purchase price.

                     DIVERSIFICATION AND PORTFOLIO TURNOVER

The Realty Fund is non-diversified under the federal securities laws. As a non-diversified portfolio, there are no restrictions under the securities laws limiting the percentage of assets that may be invested in the securities of any one issuer. However, the Fund intends to qualify as a "regulated investment Company" under Subchapter M of the federal Internal Revenue Code of 1986. See "Taxes" on page 15. To satisfy these federal tax requirements, there are certain diversification requirements and investment limits. With respect to 50% of total assets, not more than 5% of total assets may be invested in the securities of any one issuer and the Fund may not acquire more than 10% of all outstanding voting securities of any one issuer; with respect to the other 50% of total assets, not more than 25% of total assets may be invested in the securities of any one issuer or related issuers.

Under these investment requirements, the Fund must invest in at least twelve securities positions. Ten of the positions may not exceed 5% of total assets each at the time of purchase; the remaining two positions could each comprise 25% of total assets at the time of purchase. Generally, it is anticipated that the portfolio will consist of more than twelve positions. To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

The Fund may engage in portfolio trading when considered appropriate, but short term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% in normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of Southeastern, investment considerations warrant such action. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.

                  INFORMATION ON MANAGEMENT AND ADMINISTRATION

PORTFOLIO MANAGERS. Mr. O. Mason Hawkins, Chairman of the Board and Chief Executive Officer of Southeastern Asset Management, Inc. ("Southeastern"), Mr.
G. Staley Cates, President of Southeastern, and Mr. C. T. Fitzpatrick, III, Vice President of Southeastern, serve as portfolio managers and collectively have primary responsibility for investment management of the Fund's portfolio.

TRUSTEES AND OFFICERS. The Fund has a Board of Trustees which elects officers responsible for implementing policies formulated by the Board. All Fund officers are officers or employees of Southeastern Asset Management, Inc., and in this capacity administer the Fund's business operations.

                          MEMBERS OF BOARD OF TRUSTEES

O. MASON HAWKINS*, CFA, Chairman of the Board and Chief Executive Officer. Founder and Director, Southeastern Asset Management, Inc. (since 1975); Director of Research, First Tennessee Investment Management Company, Memphis, TN (1974-1975); Director of Research, Atlantic National Bank, Jacksonville, FL (1972-1974); Director, Mid-America Apartment Communities, Inc. (since 1993).
Education: B.S.B.A., Finance, University of Florida, 1970; M.B.A., University of Georgia, 1971.

W. REID SANDERS*, Trustee and President.
Founder and Director, Southeastern Asset Management, Inc. (since 1975); Investment Officer, First Tennessee Investment Management Company, Memphis, TN (1973-1975); Credit Analyst and Commercial Lending Official, Union Planters National Bank, Memphis, TN (1972-1973).
Education: B.A., Economics, University of Virginia, 1971.

CHADWICK H. CARPENTER, JR., Trustee.
Senior Executive Officer in charge of corporate development, Progress Software Corporation, Bedford, MA (a corporation engaged in the development and marketing of software products used by developers to build and deploy commercial applications) (since 1993); Senior Vice President, Sales and Services (1986-1993); Vice President, Product Services (1983-1986); prior to 1983, Manager of MIMS Systems Operation, General Electric Information Services Company; Senior Consultant, Touche Ross & Company.
Education: B.S., Electrical Engineering, Massachusetts Institute of Technology, 1971; M.S., Electrical Engineering, Massachusetts Institute of Technology, 1972.

DANIEL W. CONNELL, JR., Trustee.
Senior Vice President -- Marketing, Jacksonville Jaguars, Ltd., Jacksonville, FL (since 1994) (National Football League franchise); Executive Vice
President -- Corporate Banking Group and other officer positions, First Union National Bank of Florida, Jacksonville, FL (1970-94); Chairman, Jacksonville Chamber of Commerce (1997); Commissioner, Jacksonville Economic Development Commission; Advisory Director, First Union National Bank of Florida.
Education: B.S.B.A., University of Florida, 1970.

STEVEN N. MELNYK, Trustee.
Chairman of the Executive Committee and President, Riverside Golf Group, Inc., Jacksonville, FL (since 1987) (a corporation engaged in the design, construction and operation through ownership of golf courses throughout the southeastern US); Golf commentator and sports marketing executive, ABC Sports (since 1991) and CBS Sports (1982-1991); Founding director and former Chairman, First Coast Community Bank, Fernandina Beach, FL; Winner of U.S. Amateur Championship, 1969, and British Amateur Championship, 1971.
Education: B.S.B.A., Industrial Management, University of Florida, 1969.

C. BARHAM RAY, Trustee.
Chairman of the Board and Secretary, SSM Corporation, Memphis, TN (since 1974) (a corporation serving as a financial advisor in the evaluation of private businesses, in the negotiation and structuring of purchase and sale transactions of private businesses and as a venture capital investor); Director, Financial Federal Savings Bank, Memphis, TN.
Education: B.A., Vanderbilt University, 1968; M.B.A., University of Virginia, 1973.

---------------
* Mr. Hawkins and Mr. Sanders are employed by the Investment Counsel and each is deemed to be a Trustee who is an "interested person", as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940. Mr. Carpenter serves as Chairman of the Audit Committee, which is composed of all Trustees who are not affiliated with the Investment Counsel. Effective April 1, 1997, The Realty Fund pays fees of $7,500 per annum to each such non-affiliated or "non-interested" Trustee.

                            OTHER EXECUTIVE OFFICERS

CHARLES D. REAVES, Executive Vice President.
Professional Experience: General Counsel, Southeastern Asset Management, Inc. (since 1988); Vice President in corporate finance, Porter, White & Yardley, Inc. Birmingham, AL (1986-1988); Senior Vice President -- Finance and Secretary (1981-1986) and Vice President and General Counsel (1974-1981), Saunders System Inc., Birmingham, AL.
Education: J.D., University of Alabama, 1961; LL.M (Taxation), Georgetown University Law Center, 1966; M.B.A., Emory University, 1981.

JULIE M. DOUGLAS, CPA, Executive Vice President -- Operations & Treasurer. Professional Experience: Southeastern Asset Management, Inc. (since 1989); Audit Supervisor and Audit Senior, Coopers & Lybrand, Birmingham, AL and Pittsburgh, PA (1984-1989).
Education: B.S., Accounting, Pennsylvania State University, 1984.

LEE B. HARPER, Executive Vice President -- Marketing.
Professional Experience: Southeastern Asset Management, Inc. (since 1993); Consultant, IBM Corporation, Memphis, TN (1989-1993); Business Analyst, McKinsey & Company, Atlanta, GA (1985-1987).
Education: B.A., University of Virginia, 1985; M.B.A., Harvard University, 1989.

G. STALEY CATES, CFA, Co-Portfolio Manager, Vice President -- Investments. Professional Experience: President, Southeastern Asset Management, Inc. (since
1994); Vice President, Southeastern Asset Management, Inc. (1986-1994).
Education: B.B.A., Finance, University of Texas, 1986.

C. T. FITZPATRICK, III, CFA, Co-Portfolio Manager, Vice
President -- Investments.
Professional Experience: Vice President, Southeastern Asset Management, Inc. (since 1990); Financial Analyst, Merrill Lynch Capital Markets (1986-88).
Education: B.A., Corporate Finance, University of Alabama, 1986; MBA, Finance, Vanderbilt University (1990).

FRANK N. STANLEY, III, CFA, Vice President -- Investments.
Professional Experience: Vice President, Southeastern Asset Management, Inc. (since 1984); Portfolio Manager and Analyst, Montag & Caldwell, Atlanta, GA (1974-1984); Investment Officer, Atlantic National Bank, Jacksonville, FL (1972-
1974).
Education: B.S., Management, Georgia Institute of Technology, 1964; Graduate study, Emory University, 1965; M.B.A., Marketing, University of Florida, 1970.

RANDY D. HOLT, CPA, Vice President-Secretary. Professional Experience: Vice President and Secretary, Southeastern Asset Management, Inc. (since 1994); Secretary/Treasurer (1985-1994); Ott, Baxter, Holt (1983-1985); A.M. Pullen & Co. (1982-1983); Harry M. Jay & Associates (1978-1982).
Education: B.S., Accounting, University of Tennessee, 1976.

INVESTMENT COUNSEL FEES. The Fund pays Southeastern an investment counsel fee which is accrued daily and paid monthly, based on the average daily net asset value of the portfolio for the year, equal to 1% per annum of the total average daily net assets. Southeastern has agreed to reduce its fees to the extent operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.5% of average annual net assets, and this agreement caused a reduction in the Investment Counsel fee for 1996.

FUND ADMINISTRATOR. Southeastern, the Investment Counsel, also serves as Fund Administrator. In this capacity, it provides business administrative and compliance services for the Fund, which include maintaining the Fund's accounting records, computing daily the Fund's net asset value, preparation of tax returns, financial reports, prospectuses and proxy statements, and monitoring of compliance with all recordkeeping and regulatory requirements. Southeastern receives an Administration Fee which is accrued daily and paid monthly, equivalent on an annual basis to 0.10% of the average daily net assets of the Fund. All direct expenses incurred in continuing administration and operations, as set forth in the section in the Statement of Additional Information entitled "Other Management Related Services," are paid by the Fund.

                             HOW TO OPEN AN ACCOUNT

REGULAR ACCOUNTS. To invest in the Longleaf Partners Realty Fund, complete and sign the account application, and mail to the address below. PLEASE NOTE THAT THE MINIMUM INVESTMENT REQUIRED TO OPEN AN ACCOUNT IS $10,000.

                            Longleaf Partners Funds
                                P.O. Box 419929
                           Kansas City, MO 64141-6929

INDIVIDUAL RETIREMENT ACCOUNTS. You can open an IRA or a SEP-IRA with State Street Bank and Trust Company as trustee by requesting the IRA Application kit. This contains an explanation of tax considerations and State Street's function as trustee. After reading the information, fill in the IRA application and the IRA transfer form and mail to the above address. PLEASE NOTE THAT THE MINIMUM INITIAL INVESTMENT IS $10,000, WHICH MUST BE SATISFIED PRIMARILY BY TRANSFERRING FUNDS FROM AN EXISTING IRA OR A QUALIFIED RETIREMENT PLAN. YOU WILL BE CHARGED AN INITIAL SET-UP FEE OF $15 AND A $10 ANNUAL MAINTENANCE FEE.

                             HOW TO PURCHASE SHARES

Direct purchases from the Longleaf Partners Funds are not subject to sales commissions or transaction fees. If you purchase your shares through an authorized broker/dealer, you may be charged a transaction fee which is retained by the broker/ dealer. Initial direct purchases from the Fund must meet the $10,000 minimum; additional investments of any amount may be made as often as desired. You may purchase shares directly from the Fund in the following manner:

BY MAIL. To purchase shares into existing accounts by mail, send a check payable to Longleaf Partners Funds along with the remittance stub from the bottom of your most recent transaction statement to:

                            Longleaf Partners Funds
                                P.O. Box 419733
                           Kansas City, MO 64141-6733

INCLUDE THE NAME OF THE FUND AND YOUR ACCOUNT NUMBER ON THE CHECK or, if the purchase is for a new account, include your account application and mail to the address listed in "HOW TO OPEN AN ACCOUNT".

If your check is returned because of insufficient funds or because you have stopped payment on the check, you will be responsible for any losses sustained by the Fund as the result of custodian or transfer agent fees or a decline in the net asset value when the shares issued are cancelled. If you are an existing shareholder, losses may be collected by redeeming the appropriate amount from your account.

BY AUTOMATIC MONTHLY INVESTMENT. Once you have an account, you can make automatic investments of $100 or more each month by filling in the Automatic Monthly Investment Plan section of the application and sending a voided check from your bank account. The transfer agent does not charge for the Automatic Monthly Investment Plan, but your bank or credit union may charge a fee for this service. Transfers will occur on the business day around the 21st day of each month as affected by weekends and bank holidays. You may cancel this plan, or change the withdrawal amount any time by written notice.

BY WIRE.  You may purchase shares by wire. To do so:

1) Call the transfer agent at (800) 488-4191 to establish an account. Be prepared to provide necessary registration information as listed on the application. You will be provided with an account number.

2) Instruct your bank to wire funds as follows:

   -    State Street Bank and Trust Company,
        Boston, MA
   -    ABA routing number 011000028
   -    A/C# 9905-023-9
   -    Specify Longleaf Partners Realty Fund
        (# 135)
   -    your account number and your name

Wired funds are considered received on the same day they are deposited in the Fund account if received before 4:00 P.M. Eastern Time. If received after 4:00 P.M., shares will be purchased at the following business day's closing price. If you are opening an account by wire, a completed application must be sent to the Fund as soon as possible. No redemptions can occur until a completed application has been received by the Fund.

CERTIFICATES. If you want to receive stock certificates with your purchases, you must send written instructions. Unless shares are purchased with wired funds, your certificate will not be issued until 15 days after your purchase. Please note that if you request certificates when you purchase shares, you cannot redeem those shares without returning the certificates. If you lose your certificates, you may incur a cost to replace them.

PURCHASES AND REDEMPTIONS OF FUND SHARES THROUGH BROKERAGE FIRMS. Shares of Longleaf Partners Funds may be purchased and redeemed through securities brokerage firms having agreements with the Fund. The brokerage firm may charge certain transaction fees for effecting these and other transactions and any such transaction fees will be retained by the particular brokerage firm. Fund investors who are clients of brokerage firms will follow that firm's procedures in purchasing and redeeming Fund shares, and those procedures take precedence over the instructions contained in this Prospectus which are applicable to accounts opened directly with the Fund. The brokerage firm has the responsibility of supplying its clients who are Fund shareholders with periodic account statements and all Fund shareholder materials such as the Prospectus and routine financial reports.

TELEPHONE SUBSCRIPTIONS FROM BROKER/DEALERS. Upon execution of formal trading agreements, the Funds will accept telephone trade orders of $100,000 or less from a member firm of a national securities exchange, and orders of $50,000 or less from other members of the NASD, if shares are purchased for the member's account or for the account of a customer. Larger phone orders require a special agreement with the Fund. Full payment must be received on all trade orders within one day of the trade date. The broker/dealer placing the order will be responsible for any loss resulting from cancellation caused by non-payment. The broker/dealer may charge a reasonable transaction fee for its services, which it will retain. The Fund may verify the identity and authorization of any member firm or broker/dealer prior to accepting an order, and may withdraw the privilege of placing trade orders if in the best interests of the Fund.

                              HOW TO REDEEM SHARES

PROCEDURES. You may withdraw any portion of your account by redeeming a specific number of shares or a fixed dollar amount at any time. Redemption proceeds are mailed within one week of receipt of the redemption request in Good Order. Good Order means that you have a completed application on file and that the redemption request includes:

     1) Account number and fund name -- Longleaf Partners Realty Fund (# 135)

     2) Amount of the transaction (specified in dollars or shares)

     3) Signatures of all owners exactly as they are registered on the account

     4) Signature guarantees if required and applicable (see below)

     5) Fund certificates if applicable

     6) Other supporting legal documents that may be required in cases of estates, corporations, trusts and certain other accounts.

If you have questions about these requirements, please call the transfer agent at (800) 488-4191.

The Fund must have received payment for the shares being redeemed, and may delay redemption payment (for up to 15 days from the date of purchase) until the Fund has assured itself that collected payment has been received for the initial share purchase.

REDEMPTION PRICE AND FEES. The redemption price of shares will be the Fund's net asset value per share next determined after the Fund has received all required documents in Good Order. (See "How Shares Are Priced" on page 14). The redemption price may be more or less than the shares' original cost. The Fund charges no fee for redeeming shares from a regular account.

BY MAIL.  Mail your redemption requests and required documentation to:

                            Longleaf Partners Funds
                                P.O. Box 419733
                           Kansas City, MO 64141-6733

The Fund suggests that redemption requests be sent by registered or certified mail to the above address or by overnight courier to Longleaf Partners Funds; c/o NFDS, Transfer Agent; 1004 Baltimore, 5th Floor; Kansas City, MO 64105; telephone (816) 435-8951.

BY TELEPHONE. You may authorize the transfer agent to accept telephone redemptions of $25,000 or less for regular accounts by selecting this option on the application. Telephone redemptions may not be used for IRA's. Proceeds of telephone redemptions will be sent only to the mailing address designated in the application or will be wired only to the commercial bank account so designated. If you call before 4:00 p.m. Eastern Time, you will receive that day's closing price; redemption requests made after 4:00 p.m. Eastern Time will receive the next day's closing price. Once initiated, a telephone redemption request cannot be changed or cancelled. Any changes in the instructions contained in the application must be made in writing with a signature guarantee, and may be verified by the transfer agent before a redemption will be allowed.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, which include use of specific identifying information. When such procedures are followed, the Fund and its transfer agent will not be liable for losses caused by following telephone instructions which are reasonably believed to be genuine. The Fund reserves the right to revise or terminate the telephone redemption at any time.

SIGNATURE GUARANTEE. Redemptions over $25,000 must be made in writing and require a signature guarantee. The signatures must correspond to the names in which the account is registered, and all registered owners must sign the request and have their signatures guaranteed. To obtain a signature guarantee, a member firm of a domestic stock exchange, a U.S. commercial bank or other financial institution that is an eligible guarantor institution, must witness the signature and stamp the document with the appropriate certification. A notary public is not an eligible guarantor.

OTHER INFORMATION. Longleaf Partners Funds may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed for other than weekends or holidays, or under emergency circumstances as permitted by the U.S. Securities and Exchange Commission.

                           OTHER SHAREHOLDER SERVICES

CONFIRMATION AND REPORTS. You will receive a confirmation statement after each transaction showing your current account status. You will also receive a statement of your account after the end of each calendar quarter. In addition, you will receive semi-annual and audited annual reports which provide information on the Fund's portfolio of investments. These reports may be obtained without charge by telephoning the Fund at (800) 445-9469, and pressing "1". You will also receive all tax documentation as required by the IRS.

TRANSFER AGENT. National Financial Data Services ("NFDS"), an affiliate of State Street Bank and Trust Company, serves as the Fund's transfer agent and dividend disbursing agent. As transfer agent, NFDS maintains all shareholder accounts and records, serves as stock transfer agent, prepares and sends confirmations and other reports to shareholders, and handles all shareholder servicing. If you have questions about your account, please call NFDS at (800) 488-4191.

                             HOW SHARES ARE PRICED

OFFERING PRICE. The public offering price is the net asset value per share (see "Computation of Net Asset Value", below) next determined after receipt of your check or wire transfer of funds for the minimum initial purchase, or after a telephone order from an authorized broker/dealer. All applications to establish an account are subject to acceptance by the Fund. For subsequent purchases, the applicable net asset value per share is that next determined after receipt by the Fund of the check or wire transfer payment, or the telephone order by the investor's broker/dealer.

COMPUTATION OF NET ASSET VALUE. The net asset value per share of the Fund is determined as of the close of trading on each day that the New York Stock Exchange is open for business. Net asset value per share is computed by taking the value of all assets of the portfolio, subtracting its liabilities as accrued daily, dividing by the number of shares outstanding and adjusting to the nearest three decimal places. Presently, the New York Stock Ex-change closes at 4:00 p.m. New York City time. In the calculation of net asset value:

  (1) portfolio securities listed or traded on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sale price; if there were no sales that day, securities listed on major exchanges are valued at the midpoint between the latest available and representative bid and asked prices;

  (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the midpoint between the latest available and representative bid and asked prices;

  (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;

  (4) valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors;

  (5) the fair value of United States Government obligations and other debt securities will be determined on an amortized cost basis; and

  (6) the value of other assets, including restricted and not readily marketable securities, will be determined in good faith at fair value under procedures established by and under the general supervision of the Trustees.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. The practice of the Fund will be to pay any dividends from net investment income annually and to make distributions of any net realized capital gains annually, as of the close of the calendar year.

Unless you have elected to the contrary in the original account application, all income dividends and all capital gains distributions are reinvested automatically in full and fractional shares of the Fund at the net asset value per share next determined on the ex-dividend date for such dividend or distribution. A shareholder may elect to have subsequent income dividends or the aggregate of income dividends and capital gains distributions paid in cash rather than reinvested in additional shares of the Fund by notifying the transfer agent in writing.

TAXES. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Federal Internal Revenue Code of 1986, and will be distributing substantially all net investment income and net realized capital gains in the form of dividends. As a result, management expects that the Fund will not incur any significant Federal income tax liability. Should the Fund fail to distribute the required minimum amounts, it would be subject to a non-deductible 4% excise tax on certain undistributed taxable income and realized capital gains.

Because the Fund expects to distribute substantially all net investment income and net realized capital gains, shareholders subject to Federal income taxation must report these distributions as income. A portion of these distributions may qualify for the corporate dividends-received deduction. Distributions that the Fund receives from a REIT, and dividends of the Fund attributable to such distributions, will not constitute "dividends" for purposes of the dividends-received deduction applicable to corporate shareholders. In addition, if the Realty Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income could adversely affect its ability to retain its tax status as a regulated investment company.

A distribution has the effect of reducing the net asset value per share on the record date by the amount of the payment. Such a distribution paid shortly after the purchase of shares by an investor would be similar to a return of capital to the investor even though it is subject to taxation as a distribution by the Fund. Information will be provided promptly after the close of each taxable year as to the proper classification of any net investment income and capital gains distributions, and the amounts of any expenses which are non-deductible. The shareholder should recognize that any distributions, whether received in cash or invested in additional shares, are taxable for purposes of the Federal income tax and such payments may also be subject to state income taxes. Distributions by regulated investment companies and the sale of shares of such companies are classified as "portfolio income", which includes dividends, interest income, and capital gains or losses attributable to the disposition of property held for investment.

This discussion about taxes is a general and abbreviated summary of the provisions of the Federal Internal Revenue Code and Regulations as applicable to the Fund and individual shareholders. For more information, see section entitled "Additional Tax Information" in the Statement of Additional Information. These provisions are subject to change by legislative or administrative action. Shareholders are advised to consult their own tax advisors for more detailed information concerning federal, state and local income taxation of investment company distributions as applied to their particular circumstances.

                             ADDITIONAL INFORMATION

SIGNIFICANCE OF FUND NAME. The name "Longleaf", derived from the longleaf pine, a majestic, sturdy tree indigenous to the southeastern United States, represents the qualities of strength and endurance. A second element of the name is the word "Partners." In selecting portfolio investments, Southeastern seeks corporate managers who would make exemplary long-term business partners. They should be properly incented, ownership vested, honest, shareholder oriented, operationally competent individuals who are capable of allocating corporate resources intelligently. The Fund endeavors to be a supportive long-term "partner" with management of the companies in which investments are made. Correspondingly, the manager's own partners, other personnel, and relatives, are major investors in the Fund. Management considers itself a "partner" with Fund shareholders in the sense that together all are seeking long-term total return. The Fund desires loyal, long-term investors as shareholders who view themselves as "partners" with Fund management in the same sense.

ALLOCATION OF PORTFOLIO BROKERAGE. Decisions to buy or sell investment securities for the Fund are made by Southeastern, under the supervision of the Board of Trustees. Southeastern has been granted authority, in the name of the Fund, to place the orders for the execution of the Fund's investment portfolio transactions. When placing such orders, Southeastern uses its best efforts to obtain the most favorable price and execution, as more fully described in the Statement of Additional Information, and places such orders subject to and in accordance with directions of the Board of Trustees from time to time. The Fund may pay higher commissions to certain brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in Southeastern's opinion, this policy furthers the objective of obtaining the most favorable price and execution for the transaction.

The Board of Trustees of the Fund has adopted a policy which permits Southeastern to consider research and other investment information provided by a broker/dealer, its sales of shares of the Fund, and the supplying of other economic benefits which reduce the Fund's expenses as factors in selecting broker/dealers qualified to execute portfolio transactions for the Fund. Southeastern is authorized to pay higher commissions on brokerage transactions for the Fund in order to secure research and investment services and other specific benefits for the Fund, subject to review by the Fund's Board of Trustees as to the extent and continuation of this practice. Sales of Fund shares by a broker are one factor among others to be taken into account in allocating portfolio transactions, but higher commissions will not be paid solely for sales of Fund shares. The Fund is not committed to execute portfolio transactions through any particular broker/dealers which provide investment research information, or which sell shares of the Fund or provide other benefits. The Board of Trustees monitors executions of portfolio transactions at least quarterly to assure itself that these principles are being appropriately implemented.

INVESTMENT PERFORMANCE INFORMATION. The Fund may publish its total returns from time to time in advertisements and in communications to shareholders, calculated by using an industry standardized formula, as more fully described in the Statement of Additional Information. Total return information will include the average annual compounded rate of return for the 12 month period ended at the close of the most recent calendar quarter, and for the period from inception of operations through the end of the most recent calendar quarter. The Fund may also advertise or provide aggregate and average total return information for different periods of time, such as the latest calendar quarter or for the calendar year-to-date. For all of these purposes, total return includes changes in net asset value per share and reinvestment in additional shares of any dividends from net investment income or other distributions. The formula for the calculation is included in the Statement of Additional Information. INVESTORS SHOULD UNDERSTAND THAT INVESTMENT RESULTS WILL FLUCTUATE OVER TIME, AND AN INVESTMENT MAY BE WORTH MORE OR LESS THAN THE PURCHASE PRICE, DEPENDING ON THE TIMING OF THE INVESTMENT AND STOCK MARKET PERFORMANCE. ANY PRESENTATION OF THE TOTAL RETURN FOR ANY PRIOR PERIOD IS NOT INTENDED TO BE A REPRESENTATION OF FUTURE TOTAL RETURN.

The Fund may compare its performance to that of widely recognized unmanaged stock market indicies and other more specialized indices. The Fund may also compare its performance with that of other mutual funds having similar investment objectives and with the industry as a whole, as determined by services such as Lipper Analytical Services, Inc. (an independent rating service that ranks most mutual funds based upon total return performance), CDA Technologies, Morningstar, Inc., and The Value Line Mutual Fund Survey. The Fund may also provide information on relative rankings as published in such newspapers and magazines as The Wall Street Journal, Barron's, Investor's Business Daily, Forbes, Business Week, Money, Financial World, and other similar publications of general interest.

MASSACHUSETTS BUSINESS TRUST PROVISIONS. Longleaf Partners Funds Trust was organized as a Massachusetts business trust on November 26, 1986. It now has three series or portfolios -- Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, and Longleaf Partners Realty Fund. Each series is authorized to issue an unlimited number of shares of beneficial interest, all of which are of one class and have equal rights as to voting, redemption, dividends and liquidation. Upon receipt of payment for shares, all shares issued and outstanding are fully paid and nonassessable and are redeemable at the net asset value per share at the option of shareholders as more fully described in the section entitled "How to Redeem Shares". Shares have no preemptive or conversion rights. For information on limitation of liability and indemnification of Shareholders, Trustees and other affiliated parties, see the section in the Statement of Additional Information entitled "Limitation of Liability of Shareholders, Trustees and Others". The Fund's registered address in the Commonwealth of Massachusetts is Two Oliver Street, Boston, Massachusetts 02109.

A mutual fund which is a Massachusetts business trust is not required by state law to hold annual meetings of shareholders. Accordingly, shareholders' meetings must be held only in certain specific situations required by the Investment Company Act of 1940. Whether annual meetings will be held in the future when not specifically required by that Act will be at the discretion of the Board of Trustees.

CODE OF ETHICS. The Fund and Southeastern Asset Management, Inc. have adopted a written Code of Ethics which requires all employees to limit their investments in publicly offered equity securities to shares of the Longleaf Partners Funds unless prior clearance is received before engaging in any other personal securities transactions. All employees must report their personal securities transactions at the end of each quarter. Employees will not be permitted to effect transactions in a security if there are pending Fund or client orders in the security; if the security has been purchased or sold by the Fund or a client within fifteen calendar days; the security is being considered for purchase by the Fund or a client; or the security is subject to internal trading restrictions. In addition, employees are prohibited from engaging in short-term trading (purchases and sales involving the same security within 60 days resulting in a profit). Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

EXCEPTIONS TO INVESTMENT MINIMUM. The minimum initial purchase requirement is not applicable to Trustees or officers of the Fund, or to directors, officers or employees of the Investment Counsel. These persons and their relatives may open an account with a minimum initial investment of $1,000. Members of the immediate families of shareholders having invested at least $250,000 and clients of Southeastern or management personnel of clients having private accounts of at least $2,000,000 may open a Fund account with a minimum initial investment of $5,000. Any investor seeking one of the above exceptions must obtain prior approval of Fund management.

                                    APPENDIX

                                    RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND AND PREFERRED STOCK
RATINGS:

AAA -- Securities rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Securities rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than securities in higher rated categories.

BBB -- Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for securities in higher rated categories.

BB, B and CCC -- Securities rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and CCC the highest degree of speculation. While such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B -- Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or BB rating.

CCC -- Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

Plus (+) or Minus (-): The ratings from A to CCC may be modified by the addition of a plus or minus sign to show relative standing within major rating categories.

INVESTMENT COUNSEL
Southeastern Asset Management, Inc.
6075 Poplar Avenue, Suite 900
Memphis, TN 38119
(901) 761-2474

TRANSFER AND DIVIDEND AGENT
National Financial Data Services ("NFDS")
P.O. Box 419733
Kansas City, MO 64141-6733
For Information about your account,
call (800) 488-4191

CUSTODIAN
State Street Bank & Trust Company, Boston, MA

SPECIAL LEGAL COUNSEL
Dechert Price & Rhoads, Washington, DC

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Coopers & Lybrand, L.L.P., Boston, MA

No person has been authorized to give any further information or make any representations other than those contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Investment Counsel, or Administrator. This Prospectus does not constitute an offering in any state where such an offering may not be lawfully made.

               LONGLEAF
               PARTNERS
LOGO
               FUNDS TRUST


Longleaf Partners Realty Fund

MANAGED BY:
SOUTHEASTERN ASSET
MANAGEMENT, INC.
6075 POPLAR AVE.
SUITE 900
MEMPHIS, TN 38119
(901) 761-2474
(800) 445-9469

                                   Prospectus

                                 March 24, 1997

                                    LONGLEAF
                                    PARTNERS
                                     REALTY
                                      FUND

                                  MANAGED BY:

                               SOUTHEASTERN ASSET

                                MANAGEMENT, INC.

                         LONGLEAF PARTNERS REALTY FUND

                                     PART B

                         INFORMATION REQUIRED IN THE
                     STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                             ---------------------

                         LONGLEAF PARTNERS REALTY FUND

                                  a Series of

                         LONGLEAF PARTNERS FUNDS TRUST

LOGO                           TABLE OF CONTENTS

- Additional Information About Investment Restrictions and
  Policies..................................................    2
- Additional Information About Investment Techniques........    4
- Management of the Fund....................................    7
- Control Persons and Principal Holders of Securities.......    9
- Investment Advisory Services..............................    9
- Investment Performance and Total Return...................    9
- Other Management Related Services.........................   10
- Additional Tax Information................................   11
- Brokerage Allocation......................................   12
- Distribution of Fund Shares...............................   14
- Terms of Agreements.......................................   14
- Redemption of Fund Shares.................................   14
- Custodian of Fund Assets..................................   14
- Independent Certified Public Accountants..................   15
- Legal Counsel.............................................   15
- Limitation of Liability of Shareholders, Trustees and
  Others....................................................   15

                                   MANAGED BY
                      SOUTHEASTERN ASSET MANAGEMENT, INC.
                         6075 POPLAR AVENUE; SUITE 900
                               MEMPHIS, TN 38119

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 24, 1997, IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF
LONGLEAF PARTNERS REALTY FUND, ALSO DATED MARCH 24, 1997, WHICH MAY BE OBTAINED WITHOUT CHARGE UPON REQUEST MADE TO THE FUND ADMINISTRATOR, SOUTHEASTERN ASSET MANAGEMENT, INC.

                   TELEPHONE (800) 445-9469; (901) 761-2474.

                         LONGLEAF PARTNERS REALTY FUND

                                  a Series of

                         LONGLEAF PARTNERS FUNDS TRUST
                             ---------------------

                    ADDITIONAL INFORMATION ABOUT INVESTMENT
                           RESTRICTIONS AND POLICIES

     Longleaf Partners Realty Fund (the "Fund" or the "Realty Fund") is a series of Longleaf Partners Funds Trust, a registered open-end management investment company having three series. The fundamental investment objective and the general investment policies and investment techniques are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

     The Fund may not:

          (1) Borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund's total assets.

          (2) Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

          (3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

          (4) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

          (5) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

          (6) Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

          (7) With respect to 50% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

          (8) Purchase restricted or "illiquid" securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities; (excluding securities which are eligible for resale pursuant to Rule 144A, under the Securities Act of 1933).

          (9) Purchase securities issued by companies which, including their predecessors, have been in operation for less than 3 years, if, as a result, more than 5% of the Fund's total assets would then be invested in such securities, except that this restriction shall not be applicable to securities issued by a real estate investment trust in operation for less than 3 years;

          (10) Purchase or retain securities of any issuer if the officers, directors or trustees of the Fund and the Investment Counsel who individually own more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

          (11) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, provided such acquisitions are in the open market and there is no commission or profit to a dealer or sponsor other than the customary broker's commission, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

          (12) Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer; provided the Fund maintains collateral in a segregated account consisting of cash, liquid money market instruments or U.S. government securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box"), such restrictions shall not apply.

          (13) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premium paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

          (14) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

          (15) Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings;

          (16) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin;

          (17) Invest in warrants, if at the time of such investment (a) more than 5% of the value of the Fund's net assets would be invested in warrants or (b) more than 2% of the value of the Fund's net assets would be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (and for this purpose, warrants attached to securities will be deemed to have no value).

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The Investment Objective and Policy of Industry Concentration set forth on pages 3 and 4 of the Prospectus and the Investment Restrictions numbered 1 through 7 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the

Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 17 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Trustees.

     From time to time, the Fund may adopt additional investment restrictions which may be required under the laws or regulations of a particular state in which shares may be registered for sale or which may be necessary or desirable for other policy reasons. Such investment restrictions would not be fundamental in the sense discussed above, and would be subject to amendment or termination at the discretion of the Board of Trustees should the particular law, regulation, or policy be changed or in the event the registration of the Fund's shares in the particular state imposing the limitation or requirement should be discontinued. In addition, the Fund's Investment Philosophy and the discussion of the Types of Investments and Investment Techniques as described in the Prospectus are not fundamental and may be similarly so changed in the discretion of the Board of Trustees. Any such changes in investment policy or restrictions will be disclosed through appropriate modifications of the Prospectus or Statement of Additional Information.

               ADDITIONAL INFORMATION ABOUT INVESTMENT TECHNIQUES

     The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by the Fund.

     Real Estate Investment Trusts. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

     Equity REITs may be further characterized as operating companies or financing companies. To the extent that an equity REIT provides operational and management expertise to the properties held in its portfolio, the REIT generally exercises some degree of control over the number and identity of tenants, the terms of their tenancies, the acquisition, construction, repair and maintenance of properties and other operational issues. A mortgage REIT or an equity REIT that provides financing rather than operational and management expertise to the properties in its portfolio will generally not have control over the operations that are conducted on the real estate in which the REIT has an interest. It is anticipated that under normal circumstances a majority of the Fund's equity REIT investments will consist of securities issued by operating companies.

     Futures Contracts. For hedging purposes, the Fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

     The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

     At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities, or other liquid money market instruments equal to the market value of the futures contract will be deposited in a segregated account with the Fund's Custodian. When writing a futures contract, the Fund will maintain with its Custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     Options on Securities and Stock Indices. The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

     An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     The Fund may write a call or put option only if the option is "covered." A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, liquid money market instruments, or U.S. Government securities in a segregated account with its Custodian. A put option on a security written by the Fund is "covered" if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Investment Counsel, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

     The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

     The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

     Foreign Currency Contracts and Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

     The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the Investment Counsel's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

                             MANAGEMENT OF THE FUND

     The Fund is supervised by its Board of Trustees, which implements policies through the Fund's principal executive officers. Day to day portfolio management and fund administration is provided by Southeastern Asset Management, Inc. in its capacity as Investment Counsel and as Fund Administrator under contracts which must be renewed at periodic intervals, as required by the Investment Company Act of 1940.

     The names, principal occupations during at least the past five years and other information with respect to members of the Board of Trustees and executive officers are set forth in the Prospectus, following the section entitled "Information on Management and Administration." The following table provides information on annual compensation paid to the individual Trustees serving during the fiscal year ended December 31, 1996 for all three series of Longleaf Partners Funds
Trust:

                               COMPENSATION TABLE
                             LONGLEAF PARTNERS FUND
                        LONGLEAF PARTNERS SMALL-CAP FUND
                         LONGLEAF PARTNERS REALTY FUND

                                                                                TOTAL
                      NAME OF PERSON;                          AGGREGATE     COMPENSATION
                       POSITION (AGE)                         COMPENSATION       FROM
                          ADDRESS                              FROM FUNDS      FUNDS**
                      ---------------                         ------------   ------------
O. Mason Hawkins*...........................................       None           None
  Chairman of the Board and CEO (49)
Chadwick H. Carpenter, Jr...................................    $27,500        $27,500
  Trustee (46)
  14 Oak Park
  Bedford, MA 01730
John R. McCarroll, Jr.......................................    $18,234        $18,234
  Trustee (54)
  6262 Poplar Ave.
  Ste. 201
  Memphis, TN 38119
  (Served from January 1, 1996 to August 29, 1996)
Steven N. Melnyk............................................    $27,500        $27,500
  Trustee (50)
  111 Riverside Ave.
  Ste. 330
  Jacksonville, FL 32202
C. Barham Ray...............................................    $27,500        $27,500
  Trustee (50)
  785 Crossover Lane
  Ste. 218
  Memphis, TN 38117
W. Reid Sanders*............................................       None           None
  Trustee and President (45)

---------------

 * Trustee is an "interested" person because of employment by Southeastern Asset Management, Inc., the Investment Counsel. The "interested" Trustees and all executive officers of the Fund are officers or employees of the Investment Counsel, which pays their salaries and other employee benefits. Its address is 6075 Poplar Ave., Ste. 900, Memphis, TN 38119.
** The Funds have no pension or retirement plan for Trustees who are classified as non-"interested" or non-affiliated.

     The schedule of Trustees fees paid by each Series to each non-interested Trustee effective April 1, 1997, is as follows: Longleaf Partners
Fund -- $15,000 per annum; Longleaf Partners Small-Cap Fund -- $7,500 per annum; Longleaf Partners Realty Fund -- $7,500 per annum.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Realty Fund is controlled by its Board of Trustees, which consists of six members, four of whom are independent of the Investment Counsel and are not "interested persons" as that term is defined in the Investment Company Act of 1940. Persons owning 5% or more of the Fund's outstanding shares at June 30, 1996 are as follows: clients of Charles Schwab & Company, a registered brokerage firm, owned approximately 29.5% of the outstanding shares an omnibus brokerage account, clients of National Financial Services Corp., a registered brokerage firm, owned approximately 5.2% in an omnibus brokerage account; Mr. O. Mason Hawkins, Chairman, owned individually approximately 8.6%; other directors, trustees, officers and employees of Southeastern Asset Management, Inc. and Southeastern's profit sharing plan, and members of their immediate families owned an additional 5.0%.

                          INVESTMENT ADVISORY SERVICES

     Southeastern Asset Management, Inc., an investment advisor registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, is the Fund's Investment Counsel. The firm is owned and controlled by its principal officers, who are listed in the Prospectus as affiliated Trustees and Executive Officers and who are also either Trustees or officers of each Fund.

     Formed in 1975, the Investment Counsel engages in the business of managing institutional and individual assets in private or separate accounts and is responsible for managing more than $7.7 billion in such assets. It has served as investment counsel to Longleaf Partners Fund and Longleaf Partners Small-Cap Fund since their respective inception dates in 1987 and 1988, and Longleaf Partners Realty Fund since its inception on January 2, 1997. Additional information with respect to the investment advisory function is contained in the Prospectus under the caption "Investment Management".

     The Investment Counsel Fee, calculated daily and payable monthly, is 1% per annum of the average daily net assets of the Fund. The Investment Counsel has agreed to limit the normal operating expenses of the Fund, including all fees but excluding interest, taxes, brokerage commissions, and certain extraordinary charges, to a maximum of 1.5% of the Fund's average net assets in any fiscal year through a reduction of its Investment Counsel fees, and its fees were reduced during 1996 under this provision.

     The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A portfolio turnover rate of 50% would occur if one-half of the portfolio of securities were to be replaced during a period of one year, while a portfolio turnover rate of 100% would occur if all of the portfolio of securities were replaced during a period of one year. Specific information on portfolio turnover rates and annualized operating expenses is set forth in the Prospectus.

                    INVESTMENT PERFORMANCE AND TOTAL RETURN

     Total Return Calculation. The average annual total return on an investment in shares of the Fund for a particular period is calculated using a specific formula required by the Securities & Exchange Commission. The formula takes into account any appreciation or depreciation in the portfolio, assumes reinvestment of all dividends and capital gains distributions, and then mathematically averages the return over the length of time covered by the calculation. The formula used by the Fund for computing average annual total return as specified by regulation, is as follows:

          "Average Annual Total Return" shall mean the average annual compounded rate of return, computed according to the following formula:

                         P(1+T) to the nth power = ERV

          Where P = a hypothetical initial investment of $1,000
              T = average annual total return
              n = number of years (or fractional portions thereof)
                  ERV = ending value of a hypothetical $1,000 investment made at the beginning of the period (or fractional portion thereof).

     The total return of the Realty Fund for the year ended December 31, 1996, calculated by using this formula, was 40.69%.

     Use of Total Return information. Average annual total return information may be useful to investors in considering each Fund's past investment performance. However, certain factors should be taken into account before basing an investment decision on this information. First, in comparing the Fund's total return with the total return of any market indices for the same period, the investor should be aware that market indices are unmanaged, contain different and generally more numerous securities than the Fund's portfolio, and some market indices are not adjusted for reinvested dividends. Further, no adjustment is made in the Fund's total returns or the total returns of any market indices for taxes payable on distributions.

     The Fund is an equity investment. As a result, its total return will fluctuate over time, and the total return for any past period is not an indication or representation as to future rates of total return. When comparing the Fund's total return with those of other alternatives such as fixed income products, investors should understand that an equity fund may be subject to greater market risks than are money market or fixed income investments, and that the Fund is designed for investors who are willing to accept such greater market risks in the hope of realizing greater long-term gains. There is no assurance that the Fund's investment objective will be achieved.

                       OTHER MANAGEMENT RELATED SERVICES

     Southeastern Asset Management, Inc. also serves as the Fund Administrator. In this capacity, it manages, performs or supervises all business and administrative operations of the Fund, including the following:

     - Maintenance of all accounting records

     - Preparation and filing of all required financial reports, tax returns, and reports of sales of shares

     - Calculation of the net asset value per share on a daily basis.

     - Preparation and filing of prospectuses, proxy statements, and other required reports to shareholders

     - Registration of the Fund and its shares in the various states and with the Securities and Exchange Commission.

     - General coordination and liaison among the Investment Counsel, authorized dealers, the custodian bank, the transfer agent, and regulatory authorities

     - Providing office space and secretarial and clerical support for the above functions.

     The Fund pays an Administration Fee equal to 0.10% per annum of the average daily net assets of each portfolio, which is accrued daily and paid monthly, in arrears. Administration fees paid during 1996 were $43,848. The Fund has also agreed to reimburse the Administrator for a portion of the salary of the Fund's Treasurer and the charges for computer software or computer programs and computer hardware solely used to process Fund transactions. These reimbursable expenses are allocated among the three portfolios taking into account their respective assets and numbers of shareholders. The Administrator has not been leasing computer equipment for dedicated use by the Fund and has not requested reimbursement for costs or charges related to computer hardware; such reimbursement is not expected unless it should become necessary to lease computer equipment which would be dedicated solely to the operations of the Fund. Reimbursable administration expenses paid during 1996 were $30,397.

     All other direct operating expenses of each portfolio will be paid by that particular portfolio. Such expenses include but are not limited to the following: (i) the fees of the Custodian and Transfer Agent; (ii) compensation of the Fund's independent certified public accountants, outside legal counsel, and the Trustees who are not officers or employees of Southeastern Asset Management, Inc.; (iii) all franchise, income and other taxes relating to the Fund and its securities; (iv) all filing fees and legal expenses incurred in qualifying and continuing the registrations of the shares of the Fund for sale with the Securities and Exchange Commission and with any regulatory agency in the several states; (v) insurance premiums and trade association dues; (vi) the costs of typesetting, printing and mailing to shareholders such documents as prospectuses, proxy statements, dividend notices and all other communications;
(vii) expenses of meetings of shareholders and the Boards of Trustees; (viii) external expenses related to pricing the Fund's portfolio securities; and (ix) all extraordinary expenses such as expenses of litigation. The Fund also pays the expenses of stationery, appropriate forms, envelopes, checks, postage, overnight air courier charges, telephone charges, and printing and mailing charges for shareholder communications and similar items.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify for the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service. In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities and other income (including gains from options future and forward foreign currency contracts) derived with respect to its business of investing in such securities; and derive less than 30% of its gross income from the sale or other disposition of securities of any of the following: options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months.

     Certain of the debt securities acquired by the Fund may be secured in whole or in part by interests in real estate. If the Fund were to acquire real estate (by foreclosure, for example), income, if any, generated by that real estate (including rental income and gain on its disposition) may not be regarded as qualifying income. If the Fund's non-qualifying income for a taxable year exceeded 10% of its gross income, it would fail to qualify as a regulated investment company and it would be taxed in the same manner as an ordinary corporation. In that case, the Fund would be ineligible to deduct its distributions to its Shareholders and those distributions, to the extent derived from the Fund's current and accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to Shareholders as ordinary income, even though those distributions might otherwise, at least in part, have been treated in the Shareholder's hands as long-term capital gain. If the Fund fails to qualify as a regulated investment company in a given taxable year, it must distribute its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.

     In order to achieve favorable tax treatment, the Fund must also diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Further, a regulated investment company may not invest more than 25 percent of the value of its total assets in the securities of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent application of the tax, the Fund must distribute or be deemed to have distributed with respect to each calendar year an amount equal to the sum of:
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 or the calendar year; and (3) all taxable ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                              BROKERAGE ALLOCATION

     Southeastern Asset Management, Inc. ("Southeastern"), in its capacity as Investment Counsel, is responsible under the supervision of the Board of Trustees for the selection of members of securities exchanges, brokers and dealers (hereinafter collectively referred to as "brokers") for the execution of portfolio transactions and, when applicable, the negotiation of brokerage commissions. On behalf of the Fund, Southeastern is also responsible for investment decisions and for the placement and execution through selected brokers of purchase and sale orders. All investment decisions and placements of trades with respect to the purchase and sale of portfolio securities are made in accordance with the following principles:

          1. Purchase and sale orders are usually placed with brokers who are recommended by Southeastern and/or selected by management of the Fund as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the following provisions. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, among others, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction in the future, the financial strength and stability of the broker, and the ability of the broker to commit resources to the execution of the trade. Such considerations are judgemental and are weighed by Southeastern and the Board of Trustees of the Fund in determining the overall reasonableness of brokerage commissions.

          2. In recommending brokers for portfolio transactions and in selecting such brokers, Southeastern takes into account its past experience with brokers in determining those qualified to achieve "best execution".

          3. Southeastern is authorized to recommend, and the Fund is authorized to allocate, brokerage and principal purchase and sales transactions to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), and for other services which benefit the Fund directly through reduction of the Fund's expense obligations, such as a reduction in the Fund's share of the lease charges for computer expenses. Southeastern could cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if Southeastern in making the recommendation in question determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services or other benefits provided the Fund by such broker. In reaching such determination, neither Southeastern nor the officer of the Fund making the decision is required to place a specific dollar value on the research or execution services of a broker. In demonstrating that such determinations were made in good faith, Southeastern and the officer of the Fund shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy; that any other benefits or services provided the Fund were in furtherance of lawful and appropriate obligations of the Fund; and that the commissions paid were within a reasonable range. Such determination shall be based on available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Fund's policies (i) that paying the lowest commission is deemed secondary to obtaining a favorable price and (ii) that the quality, comprehensiveness and frequency of research studies which are provided for the Fund and Southeastern may be useful to Southeastern in performing its services under its Agreement with the Fund but are not subject to precise evaluation. Research services provided by brokers to the Fund or to Southeastern are considered to be supplementary to, and not in lieu of services required to be performed by Southeastern.

          4. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgment of Southeastern, better prices and execution may be obtained on a commission basis or from other sources.

          5. Sales of the Fund's shares by a broker are one factor among others to be taken into account in recommending and in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to a broker, provided that the broker shall furnish "best execution", as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's other policies as stated above; and provided further that in every allocation made to a broker in which the sale of Fund Shares is taken into account, there shall be no increase in the amount determined, as set forth in paragraph 3 above, on the basis of best execution plus research services, without taking account of or placing any value upon such sales of Fund shares.

     Investment decisions for the Fund are made independently from those of accounts of other clients advised by Southeastern, but the same security may be held in the portfolios of more than one account, as well as by the Fund. When several accounts and the Fund's portfolio simultaneously purchase or sell the same security, the prices and amounts will be equitably allocated among all accounts. In some situations this procedure could adversely affect the price or quantity of the security available to the Fund, but in other situations the Fund's ability to participate in larger volume transactions may enable it to realize better executions, prices, and lower commissions. Total brokerage commissions paid during 1996 were $427,047.

                          DISTRIBUTION OF FUND SHARES

     Shareholders are referred to the Fund's Prospectus for information on the methods of purchasing shares of the Fund and computation of net asset value per share. Shares are available directly from the Fund at net asset value without payment of any sales charge. Shares are also available through authorized broker/dealers upon payment of transaction fees, all of which are retained by the particular broker or dealer.

     Shares of the Fund are continuously issued and redeemed by the Fund. The transfer agent and shareholder servicing agent functions are performed by National Financial Data Services ("NFDS"), an affiliate of State Street Bank and Trust Company, the Funds' custodian bank.

                              TERMS OF AGREEMENTS

     The Fund has entered into agreements with Southeastern Asset Management, Inc., as the Investment Counsel and separately as the Fund Administrator, effective for a period of two years. Each agreement must be renewed annually by the affirmative vote of a majority of the outstanding voting securities of the Fund or by a majority of members of the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, as required by the Investment Company Act of 1940. Such Agreements will automatically terminate in the event of assignment as defined in the Investment Company Act of 1940. The Fund may terminate such Agreements, without penalty, upon 60 days' written notice, by a majority vote of its Board of Trustees or by a majority of the outstanding voting securities of the Fund.

                           REDEMPTION OF FUND SHARES

     The Fund has filed an election with the Securities & Exchange Commission in the manner authorized by Rule 18f-1 under the Investment Company Act of 1940, in which each portfolio of the Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. This election is irrevocable while Rule 18f-1 is in effect, unless the Securities & Exchange Commission by order upon application permits the withdrawal of such notification of election as being appropriate in the public interest and consistent with the protection of investors. In connection with omnibus accounts, this election applies separately to each beneficial owner rather than to the omnibus account in the aggregate.

     Should the Fund elect to limit its cash payments on redemption to the amounts allowed by this election, the balance of a redemption request in excess of these amounts would be paid through a distribution of portfolio securities. A shareholder liquidating portfolio securities received in such a distribution would incur brokerage commissions and be subject to prevailing market prices.

                            CUSTODIAN OF FUND ASSETS

     State Street Bank and Trust Company, Boston, Massachusetts, serves as Custodian of the assets of each Fund. Where possible, the Custodian utilizes book entry records with securities depositories, which in turn may have book entry records with transfer agents of the issuers of the securities. With respect to U.S. Government issues, the Custodian may utilize the book entry system of the Federal Reserve System. The Custodian also has the responsibility of collection of the proceeds of securities sold and disbursement of the cost of securities purchased by the Fund.

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Coopers & Lybrand, L.L.P., an international public accounting firm, serves as the Fund's independent certified public accountant.

                                 LEGAL COUNSEL

     Dechert Price & Rhoads, a law firm with offices in several major cities, including Washington, D.C., Philadelphia, and Boston, serves as special legal counsel to the Fund. Charles D. Reaves, Esq., Executive Vice President of the Fund and Vice President & General Counsel of Southeastern Asset Management, Inc., serves as general counsel to the Fund.

                           LIMITATION OF LIABILITY OF
                       SHAREHOLDERS, TRUSTEES AND OTHERS

     Longleaf Partners Funds Trust is a Massachusetts business trust organized on November 26, 1986. It now has three series or Funds. The Declaration of Trust and By-Laws provide that no Trustee, officer, employee, or agent of any Fund shall be subject to any personal liability to the Fund or its shareholders for any action or failure to act, except for such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the person's duties. The Fund indemnifies each such person against all such losses other than the excepted losses. The agreements between the Fund and, respectively, the Investment Counsel and the Fund Administrator relieve each such entity of liability to the Fund for any act or omission in the course of its performance under the particular agreement, including any mistake of judgment, in the absence of willful misfeasance, bad faith or gross negligence. Information on the contractual term and rights of cancellation of each such agreement is contained in the section entitled "Terms of Agreements".

     Under Massachusetts law, shareholders of a series of a Massachusetts business trust such as the Fund could, in theory, be held personally liable for certain obligations of the particular series. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for such acts or obligations of each series, and this disclaimer is included in contracts between the Fund and third parties. Further, the Declaration of Trust provides for indemnification from the assets of each series for any shareholder liability for applicable acts or obligations should any shareholder be held liable under these provisions for having been a shareholder.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
LONGLEAF PARTNERS REALTY FUND

We have audited the accompanying statement of assets and liabilities of Longleaf Partners Realty Fund (a series of Longleaf Partners Funds Trust), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Longleaf Partners Realty Fund as of December 31, 1996 and the results of its operations, changes in its net assets, and the financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 24, 1997

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

           SHARES                                                                      MARKET VALUE
          ---------                     COMMON STOCK (84.9%)                           ------------
FINANCIAL SERVICES (0.5%)
             14,500    *   White River Corporation..................................   $   790,250
                                                                                       -----------
FURNITURE (1.2%)
            236,600    *   Rhodes, Inc..............................................     1,833,650
                                                                                       -----------
INSURANCE AND BROKERAGE (3.7%)
            130,000        Alexander & Alexander Services Inc.......................     2,258,750
            264,400        Hilb, Rogal and Hamilton Company.........................     3,503,300
                                                                                       -----------
                                                                                         5,762,050
                                                                                       -----------
PUBLISHING (4.3%)
            178,000        Knight-Ridder, Inc.......................................     6,808,500
                                                                                       -----------
REAL ESTATE INDUSTRY (75.2%)
             19,200        Alexander & Baldwin, Inc.................................       480,000
            365,000        Arden Realty, Inc........................................    10,128,750
            102,000        Bradley Real Estate, Inc.................................     1,836,000
             34,000        Burnham Pacific Properties...............................       510,000
            100,000        Bay View Capital Corp....................................     4,237,500
            359,200    *   Castle & Cooke, Inc......................................     5,702,300
          1,390,400    *   Catellus Development Corporation.........................    15,815,800
            256,900        Cousins Properties Incorporated..........................     7,225,313
             44,000        Essex Property Trust.....................................     1,292,500
             80,000    *   First Fed Financial Corp.................................     1,760,000
             87,900        Forest City Enterprises, Inc. - Class A..................     5,317,950
             40,800        Forest City Enterprises, Inc. - Class B..................     2,468,400
            672,300    *   IHOP Corp................................................    15,883,087
             28,000        Louisiana-Pacific Corporation............................       591,500
            293,700        The Pioneer Group, Inc...................................     6,975,375
             35,000    *   Quaker City Bancorp, Inc.................................       665,000
            261,000        Rayonier Inc.............................................    10,015,875
             12,500        Reckson Associates Realty Corp...........................       528,125
            295,000    *   Red Roof Inns, Inc.......................................     4,572,500
            282,400        Sizeler Property Investors, Inc..........................     2,718,100
            213,500    *   Supertel Hospitality, Inc................................     1,921,500
            469,160    *   TrizecHahn Corporation...................................    10,321,520
             28,000    *   USG Corporation..........................................       948,500
            190,200        Wolohan Lumber Co........................................     2,377,500
            113,400        Zurn Industries, Inc.....................................     2,962,575
                                                                                       -----------
                                                                                       117,255,670
                                                                                       -----------
          TOTAL COMMON STOCKS (COST $116,169,380)...................................   132,450,120
                                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   SCHEDULE OF PORTFOLIO INVESTMENTS
   AT DECEMBER 31, 1996

                                                                                       MARKET VALUE
                                                                                       ------------
SHORT TERM OBLIGATIONS (15.2%)
          Certificates of Deposit in Thrift Institutions............................   $      9,000
          Repurchase Agreement with State Street Bank and Trust Company, dated
            12-31-96 due 1-2-97 at 4.75%, collateralized by $716,504 U.S. Treasury
           Bond due 2-15-20 (Repurchase proceeds-$700,185) (Cost $700,000)..........        700,000
          U.S. Treasury Bill, due 1-2-97, yield at date of purchase 4.82%...........     16,997,757
          U.S. Treasury Bill, due 1-9-97, yield at date of purchase 4.11%...........      2,997,300
          U.S. Treasury Bill, due 1-16-97, yield at date of purchase 4.57%..........      2,994,375
                                                                                       ------------
                                                                                         23,698,432
                                                                                       ------------
TOTAL INVESTMENTS (COST $139,867,812)*.......................................  100.1%   156,148,552
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS...............................   (0.1)      (139,328)
                                                                               -----   ------------
NET ASSETS...................................................................  100.0%  $156,009,224
                                                                               =====   ============
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE) BASED ON
  11,165,607 SHARES OUTSTANDING AT DECEMBER 31, 1996................................         $13.97
                                                                                           ========

*   Non-income producing security
* * Also represents aggregate cost for Federal income tax purposes

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   STATEMENT OF ASSETS AND LIABILITIES
   AT DECEMBER 31, 1996

ASSETS:

Investments:
  Securities, at market value (cost $116,169,380) (Note 1
     and Note 7)............................................  $132,450,120
  U.S. Treasury Bills.......................................    22,989,432
  Repurchase agreement (Note 6).............................       700,000
  Deposits in thrift institutions...........................         9,000
                                                              ------------
          TOTAL INVESTMENTS                                    156,148,552
Cash........................................................         5,382
Dividends and interest receivable...........................       183,179
Prepaid assets..............................................         3,456
                                                              ------------
          TOTAL ASSETS                                         156,340,569
                                                              ------------

LIABILITIES:

Payable for:
  Securities purchased......................................        92,500
  Investment Counsel fee (Note 2)...........................       142,316
  Administration fees (Note 3)..............................        11,829
Other accrued expenses......................................        84,700
                                                              ------------
          TOTAL LIABILITIES                                        331,345
                                                              ------------
          NET ASSETS                                          $156,009,224
                                                              ============
Composition of net assets:
  Paid-in capital (unlimited number of shares authorized,
     11,165,607 shares outstanding).........................  $139,719,202
  Undistributed net investment income.......................         5,919
  Accumulated net realized gain.............................         3,363
  Unrealized appreciation of investments (Note 7)...........    16,280,740
                                                              ------------
          NET ASSETS                                          $156,009,224
                                                              ============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE) PER SHARE
  ($156,009,224 DIVIDED BY 11,165,607 SHARES)...............        $13.97
                                                                   =======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   STATEMENT OF OPERATIONS
   FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
INCOME:
  Dividends.................................................  $   672,709
  Interest..................................................      390,751
                                                              -----------
                                                                1,063,460
                                                              -----------
EXPENSES:
  Investment Counsel fee (Note 2)...........................      438,484
  Registration and filing fees..............................       78,446
  Administration fee (Note 3)...............................       43,848
  Reimbursable administration expenses (Note 3).............       30,397
  Printing..................................................       24,885
  Custodian fee.............................................       24,356
  Professional fees.........................................       21,210
  Trustees' fees............................................       18,315
  Transfer agent fee........................................        7,871
  Supplies and postage......................................        7,523
  Insurance expense.........................................        3,167
  Miscellaneous.............................................        6,424
  Less: Fee reduction (Note 2)..............................      (47,201)
                                                              -----------
                                                                  657,725
                                                              -----------
          Net investment income.............................      405,735
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from securities transactions, net:
     Proceeds from sales....................................    1,637,737
     Cost of securities sold................................    1,147,205
                                                              -----------
          Net realized gain.................................      490,532
  Increase in unrealized appreciation for the year, net.....   16,280,740
                                                              -----------
          Net realized and unrealized gain on investments...   16,771,272
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $17,177,007
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   STATEMENT OF CHANGES IN NET ASSETS
   FOR THE YEAR ENDED DECEMBER 31, 1996

OPERATIONS:
  Net investment income.....................................    $    405,735
  Net realized gain on investments..........................         490,532
  Net unrealized appreciation for the period................      16,280,740
                                                                ------------
     Net increase in net assets resulting from operations...      17,177,007
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain on investments ($0.04589 per
     share).................................................        (487,169)
  From net investment income ($0.03766 per share)...........        (399,816)
  From return of capital ($0.01502 per share)...............        (159,496)
                                                                ------------
     Net decrease in net assets resulting from
      distributions.........................................      (1,046,481)
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares..........................     150,091,326
  Net asset value of shares issued to shareholders for
     reinvestment of shareholder distributions..............         999,870
  Cost of shares redeemed...................................     (11,212,498)
                                                                ------------
     Net increase in net assets from fund share
      transactions..........................................     139,878,698
                                                                ------------
     Total increase in net assets...........................     156,009,224
NET ASSETS:
  Beginning of year.........................................               0
                                                                ------------
  End of year (including undistributed net investment income
     of $5,919).............................................    $156,009,224
                                                                ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Longleaf Partners Realty Fund (the "Fund") is a series of Longleaf Partners Funds Trust, a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended. The Fund is a non-diversified open-end management investment company. The Fund was funded and commenced its public offering of shares on January 2, 1996. Initial capitalization of $100,000 was provided by a principal of Southeastern Asset Management, Inc., the Investment Counsel, who received 10,000 shares of beneficial interest in return.

The following is a summary of significant accounting policies:

  (a) Valuation of Securities and Repurchase Agreements:

     (1) Portfolio securities listed or traded on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sales price. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices.

     (2) All other portfolio securities for which over-the-counter market quotations are readily available are valued at the midpoint between the closing bid and ask prices. Repurchase agreements are valued at cost which, combined with accrued interest, approximates market.

     (3) When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b) Accounting for Investments:

      The Fund follows industry practice and records security transactions on the day following the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

  (c) Federal Income Taxes:

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. In addition, the Fund intends to make any required distributions to avoid the application of a 4% nondeductible excise tax.

  (d) Distributions to Shareholders:

      Dividends and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2. INVESTMENT COUNSEL AGREEMENT

Southeastern Asset Management, Inc. ("Southeastern") serves as Investment Counsel to the Fund and receives annual compensation from the Fund, computed daily and paid monthly, of 1.0% per annum of average daily net assets.

The Investment Counsel has agreed to reduce its fees on a pro rata basis for services rendered to the extent that the Fund's normal annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) exceed 1.5% of average annual net assets. A reduction of $47,201 was required for the year ended December 31, 1996.

NOTE 3. FUND ADMINISTRATOR

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Fund, including, among other things, the preparation of all registration statements, prospectuses, tax returns and proxy statements, daily valuation of the Fund's portfolio and calculation of daily net asset value per share. The Fund pays a fee as compensation for these services, accrued daily and paid monthly, of 0.10% per annum of average daily net assets.

Reimbursable administration expenses paid by the Fund to Southeastern consist of a portion of both the computer support charges for computer programs used in processing transactions for the Fund and its shareholders and of the salary of the Fund's Treasurer calculated in accordance with Trustee review and approval.

NOTE 4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   SHARES        AMOUNT
                                                 ----------   ------------
Shares sold....................................  11,949,427   $150,091,326
Reinvestment of shareholder distributions......      71,778        999,870
Shares redeemed................................    (855,598)   (11,212,498)
                                                 ----------   ------------
                                                 11,165,607   $139,878,698
                                                 ==========   ============

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period (excluding short term obligations) aggregated $117,476,081 and $1,637,737, respectively. Total brokerage commissions paid by the Fund during the period were $427,047.

NOTE 6. INVESTMENTS IN SHORT-TERM OBLIGATIONS

As excess funds are available, the Fund makes certain short term investments in cash equivalents, including repurchase agreements. The Fund's custodian bank sells U.S. government securities to the Fund under an agreement to repurchase these securities from the Fund at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. The Fund, through its custodian, receives delivery of the underlying U.S. government securities as collateral, the market value of which is required to be at least equal to the repurchase price. If the custodian becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. A repurchase agreement of $700,000 is included in the statement of assets and liabilities at December 31, 1996.

NOTE 7. UNREALIZED APPRECIATION

Net unrealized appreciation consists of the following:

Unrealized appreciation.....................................  $17,288,185
Unrealized depreciation.....................................   (1,007,445)
                                                              -----------
                                                              $16,280,740
                                                              ===========

NOTE 8. RELATED PARTY SHAREHOLDERS

At December 31, 1996, Mr. O. Mason Hawkins, Chairman of the Board and Chief Executive Officer of Southeastern and of the Fund, owned 960,873 shares of the Fund, constituting 8.6% of the outstanding shares; Mr. W. Reid Sanders, a director and Executive Vice President of Southeastern and a member of the Board of Trustees and President of the Fund, owned 190,114 shares of the Fund, constituting 1.7% of the outstanding shares. Officers and employees of Southeastern and their families, Fund trustees and the Southeastern retirement plan and other affiliates owned an additional 368,580 shares, constituting 3.3% of the outstanding shares.

NOTE 9. OTHER PORTFOLIO INFORMATION

At December 31, 1996, the Fund held 5% or more of the outstanding voting stock of the following company: 7.1% of IHOP Corp.

--------------------------------------------------------------------------------
   LONGLEAF PARTNERS REALTY FUND
   FINANCIAL HIGHLIGHTS

The Fund was initially capitalized January 2, 1996. The following condensed financial information, including total returns, has been audited by Coopers & Lybrand L.L.P., independent certified public accountants. The audit report on the 1996 financial statements issued by Coopers & Lybrand L.L.P. appears in this report and should be read in conjunction with this condensed financial information. The presentation is for a share outstanding throughout the year.

Net Asset Value, Beginning of Year..........................  $  10.00
Income from Investment Operations:
  Net Investment Income.....................................       .16
  Net Gains or Losses on Securities (both realized and
     unrealized)............................................      3.91
                                                              --------
  Total From Investment Operations..........................      4.07
                                                              --------
Less Distributions:
  Dividends from net investment income......................     (.04)
  Distributions from capital gains..........................     (.05)
  Return of capital.........................................     (.01)
                                                              --------
                                                                 (.10)
                                                              --------
Net Asset Value, End of Year................................  $  13.97
                                                              ========
Total Return................................................     40.69%(1)
Ratios/Supplemental Data:
  Net Assets, End of Year (000's)...........................  $156,009
  Ratio of Expenses to Average Net Assets...................      1.50%(2)
  Ratio of Net Income to Average Net Assets.................       .92%(3)
  Portfolio Turnover Rate...................................      4.28%
  Average commission rate paid..............................  $ 0.0613

---------------

(1) Aggregate; not annualized.

(2) Before expense limitation fee waiver, this ratio was 1.60%.

(3) Before expense limitation fee waiver, this ratio was .82%.

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17



                          PART C.  OTHER INFORMATION

Item 24  Financial Statement and Exhibits


(a)  Financial Statements.  Included in Part B of Post-Effective Amendment No.
     17.


(b)  Exhibits:

     (1) Declaration of Trust and Amendments; (previously filed) (1), (3), (5)
     (2)     By-laws - previously filed. (1)
     (3)     Voting Trust Agreement - none

     (4)     Specimen Security - previously filed (1)
     (5) Form of Investment Counsel Agreement with Southeastern Asset Management, Inc. (4), (5)

     (6)(a)  Form of Agreement with Principal Underwriter - None
     (6)(b)  Sample Dealer Agreement - none
     (7)     Bonus, profit sharing or pension plans - none

     (8)(a) Custodian Agreement with State Street Bank and Trust Company; previously filed (4), (5)
        (b) Transfer Agent Agreement with National Financial Data Services; previously filed (4), (5)
     (9) Administration Agreement - Agreement with Southeastern Asset Management, Inc. Previously filed (4), (5)


    (10)     Opinion and consent of counsel; filed herewith
    (11)     Other opinions, appraisals, rulings and consents:
             Accountants' Consent; filed herewith
    (12)     Financial Statements omitted from Prospectus - See Item 24(a)
    (13)     Letters of investment intent - None
    (14)     Prototype Retirement Plan - None
    (15)     Plan pursuant to Rule 12b-1 - None
_____________________________________________________________
(1)  Incorporated by reference from the Initial Registration
     Statement and Pre-Effective Amendments Numbers 1 and 2.
(2)  Incorporated by reference from Post-Effective Amendment 1
(3)  Incorporated by reference from Post-Effective Amendment 3
(4)  Incorporated by reference from Post-Effective Amendment 10.
(5)  Incorporated by reference from Post-Effective Amendment 12

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17

Item 25  Persons Under Common Control With Registrant

             Longleaf Partners Funds Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company has three series. The first series is Longleaf Partners Fund, the second series is Longleaf
       Partners Small-Cap Fund, and the third is Longleaf Partners Realty Fund. Each series has a separate Board of Trustees composed of the same six individuals. Four of the six Trustees are classified as Trustees who are not "interested" as defined by Sec. 2 (a)(19) of the Investment Company Act of 1940. Each series is controlled by its particular Board of Trustees, and each series has entered into an Investment Counsel Agreement with Southeastern Asset Management, an adviser registered under the Investment Advisers Act of 1940. Each series is treated for accounting purposes as a separate entity, and each series has separate financial statements.

Item 26  Number of Holders of Securities

             As of December 31, 1996, there were 16,850 shareholders of the single class of shares outstanding of Longleaf Partners Fund, 1,446 shareholders of the single class of shares outstanding of Longleaf Partners Small-Cap Fund, and 1,507 shareholders of the single class of shares outstanding of Longleaf Partners Realty Fund.


Item 27  Indemnification

     Section 4.8 of the By-Laws of the Registrant provides as follows:

     "Section 4.8. Indemnification of Trustees, Officers, Employees and Agents. (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or investigative (other than an action by or in the right of the Trust) by reason of the fact that he is or was a Trustee, officer, employee, or agent of the Trust. The indemnification shall be against expenses, including attorneys' fees, judgements, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee, or agent of the trust. The indemnification shall be against expenses, including attorneys' fees actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue, or matter as to which the person has been adjudged to be

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought, or a court of equity in the county in which the Trust has its principal office, determines upon application that, despite the adjudicate of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for these expenses which the court shall deem proper, provided such Trustee, officer, employee or agent is not adjudged to be liable by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (c) To the extent that a Trustee, officer, employee, or agent of the Trust has been successful on the merits or otherwise in defense of any action suit or proceeding referred to in subsection (a) or (b) or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) of this section may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or
(b).

          (2)  The determination shall be made:

               (i) By the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

               (ii) If the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

               (iii) By the Shareholders.

          (3) Notwithstanding any provision of this Section 4.8, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 ("disabling Conduct"). A person shall be deemed not liable by reason by disabling conduct if, either:
               (i) A final decision on the merits is made by a court or other body before whom the proceeding

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


                     was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or

               (ii) In the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, is made by either-

                     (A) A majority of a quorum of Trustees who are neither
                         "interested persons" of the Trust, as defined in
                         Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding, or
                     (B) an independent legal counsel in a written opinion.

     (e) Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Trust in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition thereof if:

          (1)  Authorized in the specific case by the Trustees; and

          (2) The Trust receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Trust to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Trust; and

          (3)  either,

               (i)   such person provides a security for his undertaking, or

               (ii) the Trust is insured against losses by reason of any lawful advances, or

               (iii) a determination, based on a review of readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either-

                     (A) a majority of a quorum which consists of Trustees who
                         are neither "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding, or

                     (B) an independent legal counsel in a written opinion.

     (f)  The indemnification provided by this Section shall not

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding the office, and shall continue as to person who has ceased to be a Trustee, officer, employee, or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

     (g) The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any lability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Trust purchase insurance to indemnify any officer or Trustee against liability for any act for which the Trust itself is not permitted to indemnify him.

     (h) Nothing contained in this Section shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

       ________________________________________________________________

     Paragraph 9 of the Investment Counsel Agreement, provides that, except as may otherwise be required by the Investment Company Act of 1940 or the rules thereunder, neither the Investment Counsel nor its stockholders, officers, directors, employees, or agents shall be subject to any liability incurred in connection with any act or omission connected with or arising out of any services rendered under the Agreement, including any mistake of judgment, except by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. Similar provisions are contained in Paragraph 1.04(d) of the Fund Administration Agreement. Reference is made to such agreements for the full text.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed by the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that is will apply the indemnification provisions of its By-Laws in a manner consistent with Investment Company Act Release No. 11330 so long as the interpretation of Section 17(h) and 17(i) therein remains in effect.

Item 28  Business and Other Connections of Investment Counsel

     Southeastern Asset Management, Inc., a Tennessee corporation, offers investment management services to corporations, retirement and pension plans and individual investors. The primary occupations for at least the past five years of its directors, officers or employees who are also either Trustees or officers of the two series included in Post-Effective Amendment No. 15 are as follows:

                                                         Name of Company,
    Name and position                                    Principal Business                     Capacity With
    With Registrant                                      and Address                            Investment Counsel
    ----------------------                               ------------------                     ------------------
    O. Mason Hawkins, CFA                                1975-Present;                          Chairman of the
    Chairman of the Board                                Southeastern Asset                     Board and CEO
     and Co-Portfolio                                     Management, Inc.
     Manager

    W. Reid Sanders                                      1975-Present;                          Executive
    Trustee and President                                Southeastern Asset                     Vice President
     Chief Operating                                      Management, Inc.
     Officer

    G. Staley Cates, CFA                                 1985 - Present;                        President (1994)
    Co-Portfolio Manger                                  Southeastern Asset                     Vice President
     and Vice President-                                 Management, Inc.                          1985-94
     Investments

LONGLEAF PARTNERS FUNDS TRUST

Post-Effective Amendment No. 17



    John B. Buford, CPA                                  1990 - Present                         Vice President
    Vice President - Investments                         Southeastern Asset
                                                         Management, Inc.;
                                                         1989-90 - First
                                                         Tennessee Bank,
                                                         Memphis, TN,
                                                         Vice President;
                                                         1985-1988,
                                                         Metropolitan
                                                         National Bank
                                                         Commercial Lending
                                                         Officer/Credit
                                                         Analyst.

    C.T. Fitzpatrick, III,                               1990 - Present;                        Vice President
    CFA; Co-Portfolio                                    Southeastern Asset                     (1994); Prior to
    Manager and Vice                                     Management, Inc.                       1994 - Securities
    President - Investments                                                                     Analyst

    Frank N. Stanley, CFA                                1985 - Present;                        Vice President
    Vice President -                                     Southeastern Asset
    Investments                                          Management, Inc.;
                                                         1984-1985; Montag &
                                                         Caldwell, Inc.
                                                         Atlanta, Georgia

    Charles D. Reaves                                    1988 - Present;                        Vice President &
    Executive Vice President                             Southeastern Asset                     General Counsel
    General Counsel                                      Management, Inc.
                                                         1986-1988; Porter
                                                         White & Yardley, Inc.
                                                         Birmingham, AL
                                                         (Vice Prescient and
                                                         Principal); Prior to
                                                         1986; Saunders System,
                                                         Inc., Birmingham, AL.
                                                         (Senior Vice President
                                                          and Chief Financial
                                                          Officer)

    Julie M. Douglas, CPA                                1989 - Present;                        Fund Accountant
    Executive Vice                                       Southeastern Asset
    President- Operations                                Management, Inc.
      and Treasurer                                      1984-1989; Coopers &
                                                         Lybrand, Certified
                                                         Public Accountants,
                                                         Pittsburgh, PA &
                                                         Birmingham, AL

    Lee B. Harper                                        1993 - Present                         Marketing
    Executive Vice                                       Southeastern Asset                      Analyst
    President - Marketing                                Management, Inc.
                                                         1989-1993 - IBM Corp.,
                                                         Memphis, TN, Consultant;
                                                         McKinsey & Company, Atlanta,
                                                         GA, Business Analyst

    Randy D. Holt, CPA                                   1985 - Present;                        Vice President
    Vice President                                       Southeastern Asset                      & Secretary
    and Secretary                                        Management, Inc.


The address of Southeastern Asset Management, Inc. is Suite 900, The Crescent Center; 6075 Poplar Avenue; Memphis, TN 38119.

LONGLEAF PARTNERS FUNDS TRUST

Post-Effective Amendment No. 17


Item 29      Principal Underwriters

      (a) The Fund is a no-load fund selling its shares directly to the public and serves as its own distributor.

      (b)    Not Applicable.

      (c)    Not Applicable.

ITEM 30      Location of Accounts and Records

      All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 (other than those required to be maintained by the custodian and transfer agent) are maintained in the physical possession of Registrant's Fund Administrator, which is Southeastern Asset Management, Inc., Suite 900, 6075 Poplar Avenue; Memphis, TN 38119. Transfer Agent records are maintained in the possession of National Financial Data Services, Inc., 1004 Baltimore, 5th Floor, Kansas City, MO 64105.

ITEM 31      Management Services

      Not applicable. (See section in the Prospectus entitled "Fund Administrator").

ITEM 32      Undertakings


             (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section, including an annual updating of the registration statement within four months of the end of each fiscal year, containing audited financial statements for the most recent fiscal year.

             (b) The information required by Item 5A of Form N-1A is set forth in the audited annual reports to shareholders for each fiscal year, which is the calendar year. Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the then current Annual Report upon request and without charge.

LONGLEAF PARTNERS FUNDS TRUST

Post-Effective Amendment No. 17
                          RULE 485(b) CERTIFICATION

Pursuant to subparagraph (3) of Rule 485(b) under the Securities Act of 1933, the Registrant represents as follows:
      1. This Post-Effective Amendment No. 17 is being filed solely for one or more of the purposes specified in subparagraph (1) of Rule 485(b), in particular, subparagraph 1(iii) and (iv) to file updated audited financial statements for the fiscal year ended December 31, 1996, and subparagraph 1 (vii), to make certain non-material changes in disclosure language.
      2. No material event requiring disclosure in the Prospectus, other than making certain non-material changes as permitted by subparagraph
          (1)(vii) of Rule 485(b), has occurred since the filing of Post-Effective Amendment No. 15 on May 1, 1996, the last Post-Effective Amendment containing a Prospectus for Series One and Series Two, or July 18, 1996, the date of filing of Post-Effective Amendment No. 16, the last Post-Effective Amendment containing a Prospectus for Series Three, other than the matters set forth in the Supplements to Prospectus or "stickers" dated the same date as this Post-Effective Amendment No. 17.
                                 SIGNATURES*
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Longleaf Partners Funds Trust, a Massachusetts business trust (the Master Trust) having three series or portfolios, Longleaf Partners Fund (Series One), and Longleaf Partners Small-Cap Fund (Series Two), have duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 24th day of March, 1997.
      Longleaf Partners Fund Trust (the Master Trust)
          Longleaf Partners Fund (Series One)
          Longleaf Partners Small-Cap Fund (Series Two)
          Longleaf Partners Realty Fund (Series Three)


By   /s/ Charles D. Reaves
    ------------------------
    Charles D. Reaves
    Executive Vice President

LONGLEAF PARTNERS FUNDS TRUST


Post-Effective Amendment No. 17


SIGNATURES (Continued)*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement of Longleaf Partners Funds Trust on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Title                             Date
---------                         -----                             ----
/s/ O. Mason Hawkins
--------------------------
O. Mason Hawkins                  Trustee; Chairman of the          March 24, 1997
                                  Board and Chief Executive
                                  Officer

/s/ W. Reid Sanders
--------------------------
W. Reid Sanders                   Trustee and President             March 24, 1997
                                  (Chief Operating Officer)

/s/ Chadwick H. Carpenter, Jr.
------------------------------
Chadwick H. Carpenter, Jr.        Trustee                           March 24, 1997


/s/ Daniel W. Connell, Jr.
--------------------------
Daniel W. Connell, Jr.            Trustee                           March 24, 1997

/s/ Steven N. Melnyk
--------------------------
Steven N. Melnyk                  Trustee                           March 24, 1997

/s/ C. Barham Ray
--------------------------
C. Barham Ray                     Trustee                           March 24, 1997



(*) As of the date of this Post-Effective Amendment No. 17, the Board of Trustees of each Series consists of six individuals, as shown above. Each Trustee and each officer is a Trustee and/or officer of each Series, and each is signing this Post-Effective Amendment on behalf of each such Series.

                                    NOTICE

A Copy of the Declaration of Trust of Longleaf Partners Funds Trust is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by the above Trustees or officers of the Registrant in their capacities as Trustees or as officers and not individually, and any obligations arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but instead are binding only upon the assets and property of the Registrant.